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TAX-EXEMPT MONEY MARKET

INSURED INTERMEDIATE TAX EXEMPT

INSURED TAX EXEMPT

INSURED TAX EXEMPT II

MULTI-STATE INSURED TAX FREE

     ARIZONA         MARYLAND          NEW YORK
     CALIFORNIA      MASSACHUSETTS     NORTH CAROLINA
     COLORADO        MICHIGAN          OHIO
     CONNECTICUT     MINNESOTA         OREGON
     FLORIDA         MISSOURI          PENNSYLVANIA
     GEORGIA         NEW JERSEY        VIRGINIA

SEMIANNUAL REPORT
June 30, 2001



Bond Market Overview
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
FIRST INVESTORS INSURED TAX EXEMPT FUND II
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
  Arizona, California, Colorado, Connecticut, Florida, Georgia, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New Jersey, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds

Dear Investor:

We are pleased to present the semi-annual report for the First Investors Tax Exempt Funds for the six-month period ended June 30, 2001.

The Economy

The U.S. economy was characterized by weak growth during the first six months of the year. The gross domestic product (GDP) rose at an annualized rate of only 1.0%, approximately one-third of the growth rate in 2000. The slowdown, which began in the second half of 2000, has several causes. In its effort to slow the economy to a sustainable level, the Federal Reserve ("the Fed") repeatedly raised the benchmark federal funds rate from mid-1999 to mid-2000. During this period, energy prices increased substantially, acting as a tax on consumers. After reaching new heights in March of 2000, the stock market declined considerably. And, after several years of robust expansion, the manufacturing sector suffered due to excessive inventories.

While the economy struggled, it avoided recession thanks to continued spending by consumers. Consumers benefited from a relatively low level of unemployment. As of June 30, the unemployment rate stood at a relatively benign level of 4.5%. In addition to the surprisingly healthy job market, rising incomes, a robust housing industry and relatively low interest rates helped keep the consumer sector strong.

In contrast, the manufacturing sector remained mired in recession. More than 750,000 manufacturing jobs were lost over the last 12 months and industrial production has declined for nine consecutive months.

In response to the slumping U.S. economy, a number of foreign economies have also weakened. In particular, Japan fell back into recession in the first quarter, and Europe's 2001 growth rate is expected to be lower than the U.S. rate.

Even with the economy's difficulties, there were positive elements. Inflation has remained moderate, despite high energy prices. Excluding the volatile food and energy sectors, the consumer price index (CPI) rose only 2.7% over the past 12 months, essentially unchanged from a year ago. Inflation will likely move lower going forward, in response to the slowing economy and the recent decline in energy prices.

The benign inflation rate has allowed the Fed to respond aggressively to the economic slowdown. To help revive the sagging economy, the Fed lowered the target federal funds rate 275 basis points (2.75 percentage points) during the first half of the year, and has indicated that at least one more rate cut is likely later in the summer. This is the most aggressive series of rate cuts since Alan Greenspan became chairman of the Fed in 1987.



Bond Market Overview (continued)
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
FIRST INVESTORS INSURED TAX EXEMPT FUND II
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
  Arizona, California, Colorado, Connecticut, Florida, Georgia, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New Jersey, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds

Congress also passed President Bush's $1.35 trillion 10-year tax cut in May. The legislation phases in lower marginal rates for individuals, expands the child tax credit, eliminates the marriage penalty and eventually repeals the estate tax. In the short term, all taxpayers will receive a rebate this summer from the U.S. government. This influx of money should boost the economy by approximately one percentage point this year as individuals spend their rebates.

The Bond Market

While short-term interest rates fell substantially during the first six months of the year in response to the Fed's aggressive easing, long-term interest rates rose as the bond market began to anticipate the possibility of the economy's recovery later in the year. For example, three-month U.S. Treasury bill rates fell from 5.90% to 3.66%, while the benchmark 10-year U.S. Treasury note yield rose from 5.11% to 5.41%.

The tax-exempt bond market had solid returns during the first half of the year. The Lehman Municipal Bond Index had a return of 2.88% over the past six months, and 9.98% over the past year. Long-term tax exempt bond yields moved in a narrow range during the review period, ending slightly higher as the bond market began to anticipate an economic recovery later in the year. Short-term rates fell more than 125 basis points (1.25 percentage points), reflecting the aggressive Fed easing. The six-month period was characterized by both substantial supply and demand. Supply was high because relatively low interest rates encouraged municipalities to issue new bonds and refund high yielding outstanding bonds. New issue supply reached $133.5 billion for the first six months of 2001, up 39% as compared to last year. The abundant supply was not a problem due to the substantial demand from individuals in response to the volatile stock market, declining money market rates, and attractive after-tax yields versus Treasury investments. With investors diversifying their portfolios, municipal bonds and municipal bond funds have attracted substantial interest. Through June, municipal bond funds had received $27.9 billion in new sales, compared to $18.3 billion over the same period last year, according to the Investment Company Institute.

Looking Ahead

The economy is likely to recover in the second half of 2001 due to a combination of Fed interest rate cuts, the tax cut and lower energy prices. However, the extent of the forecasted recovery remains unclear, since at mid-year there are few signs of economic strength. The Fed is likely to ease rates somewhat further later in the summer, particularly if the economy remains weak. As for the bond market, long-term yields are likely to move higher if the economy recovers. However, moderate (and possibly falling) inflation should temper any rise in interest rates.

Because it is impossible to predict the future direction of the markets, even over the short term, there are certain basic investment principles that we encourage our clients to follow to reduce exposure to risk.* First, we encourage clients to take a long-term view, and to avoid trying to time the market. Attempting to time the market is extremely difficult, even for professional investors. Second, we encourage our clients to diversify their portfolios among stock funds, bond funds and money market funds. Third, we encourage our clients to follow a regular investment plan, investing a specific amount of money at defined intervals. This strategy is known as "dollar cost averaging." It may help you to avoid getting caught up in the excitement of a rising market and will reduce the risk of buying at high points.

Of course, no financial plan or program, no matter how well-designed, is guaranteed to be successful. In addition, nothing eliminates the risk associated with overall market trends. However, utilizing these various strategies may help to minimize the risk by reducing the extent to which an investor may be affected by a decline in any one security or segment of the market. It's important to note that systematic investment programs like dollar cost averaging do not assure a profit or protect against loss in declining markets. These types of plans involve regular investment in securities, regardless of fluctuating price levels. Investors should consider their financial ability to continue purchases through periods of low price levels.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ CLARK D. WAGNER

Clark D. Wagner
Chief Investment Officer
First Investors Management Company, Inc.


July 31, 2001

* There are a variety of risks associated with investing in mutual funds. For bond funds, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, longer-term bonds fluctuate more than shorter-term bonds in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole. You should consult your prospectus for a precise explanation of the risks associated with your fund.




Portfolio of Investments
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL NOTES AND VARIABLE RATE SECURITIES--100.8%
              Alabama--4.3%
      $900M   City of Birmingham Warrants, Series "A", VR, 2.7%
                (LOC; Regions Bank)                                                               $900,000        $434
----------------------------------------------------------------------------------------------------------------------
              Alaska--2.9%
       600M   Valdez Marine Terminal Rev. Bonds
                (Exxon Mobil Corp.), VR, 3 1/4%                                                    600,000         289
----------------------------------------------------------------------------------------------------------------------
              California--1.2%
       250M   San Diego County Reg. Transportation Commission
                Rev. Bonds, Series "A", 6 1/4%, 4/1/2002
                (FGIC Insured)                                                                     256,178         123
----------------------------------------------------------------------------------------------------------------------
              District of Columbia--4.0%
       445M   District of Columbia Rev. Bonds, VR, 2.7%
                (LOC; First Union National Bank)                                                   445,000         214
       375M   District of Columbia Rev. Bonds, 5 5/8%, 6/1/2002
                (Escrowed to maturity)                                                             384,379         185
----------------------------------------------------------------------------------------------------------------------
                                                                                                   829,379         399
----------------------------------------------------------------------------------------------------------------------
              Florida--10.5%
       750M   Florida Housing Finance Rev. Bonds, VR, 2.6%
                (LOC; Freddie Mac)                                                                 750,000         362
       400M   Florida State Board of Education Capital Outlay
                GO Bonds, Series "B", 6%, 6/1/2015
                (Prerefunded 6/1/2002)                                                             415,074         200
       500M   Florida State Municipal Power Agy. Rev. Bonds,
                6 1/4%, 10/1/2019 (Prerefunded 10/1/2001)                                          514,277         247
       500M   Florida State Pollution Control Rev. Bonds, Series X,
                6.4%, 7/1/2012 (Prerefunded 7/1/2001)                                              505,042         243
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,184,393       1,052
----------------------------------------------------------------------------------------------------------------------
              Georgia--1.9%
       400M   Whitfield County Residential Care Facilities Auth. Rev.
                Bonds, VR, 2.65% (LOC; First Union National Bank)                                  400,000         193
----------------------------------------------------------------------------------------------------------------------
              Illinois--7.2%
     1,000M   Illinois Educational Facilities Auth. Rev. Bonds,
                VR, 2.65% (LOC; Northern Trust Company)                                          1,000,000         482
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Illinois (continued)
      $500M   Macon County Illinois University Rev. Bonds, VR, 2.7%
                (LOC; Northern Trust Company)                                                     $500,000        $241
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,500,000         723
----------------------------------------------------------------------------------------------------------------------
              Iowa--3.4%
       350M   Iowa City Sewer Rev. Bonds, 5 1/8%, 7/1/2001
                (FSA Insured)                                                                      350,007         169
       350M   Polk County Hospital Equip. & Impt. Rev. Bonds,
                VR, 2.9% (MBIA Insured, SPA; Bank of New York)                                     350,000         169
----------------------------------------------------------------------------------------------------------------------
                                                                                                   700,007         338
----------------------------------------------------------------------------------------------------------------------
              Louisiana--1.0%
       200M   New Orleans GO Bonds, 3.7%, 12/1/2001
                (FGIC Insured)                                                                     200,247          96
----------------------------------------------------------------------------------------------------------------------
              Maryland--5.3%
       800M   Baltimore County Pollution Control Rev. Bonds, CP,
                3.45%, 7/2/2001 (Baltimore Gas & Electric Company)                                 800,000         385
       300M   Baltimore County Sheppard & Enoch Pratt Hospital
                Rev. Bonds, VR, 2.65% (LOC; Bank of America)                                       300,000         145
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,100,000         530
----------------------------------------------------------------------------------------------------------------------
              Michigan--1.0%
       215M   Michigan State Hospital Finance Auth. Rev. Bonds,
                4.6%, 7/1/2001 (FSA Insured)                                                       215,003         104
----------------------------------------------------------------------------------------------------------------------
              Minnesota--3.6%
       745M   Minnesota State Housing Finance Agy. Rev. Bonds,
                Series "D", 4.8%, 8/1/2001 (MBIA Insured)                                          745,105         360
----------------------------------------------------------------------------------------------------------------------
              Missouri--2.2%
       450M   Missouri State Environmental Impt. & Energy Res.
                Auth. Pollution Control Rev. Bonds, VR, 2.85%
                (National Rural Utilities Cooperative Finance Corp.)                               450,000         216
----------------------------------------------------------------------------------------------------------------------
              New York--3.5%
       325M   New York State Dorm. Auth. Rev. Bonds,
                4.8%, 2/1/2002 (AMBAC Insured)                                                     326,871         157
       400M   New York State Power Auth. Rev. Bonds,
                5.9%, 1/1/2002 (Escrowed to maturity)                                              406,476         196
----------------------------------------------------------------------------------------------------------------------
                                                                                                   733,347         353
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              North Carolina--6.6%
      $700M   North Carolina Educational Facilities Finance Agy. Rev.
                Bonds, VR, 2.65%, (LOC; Wachovia Bank of NA)                                      $700,000        $337
       375M   North Carolina Educational Facilities Finance Agy.
                Rev. Bonds, VR, 2.7% (SPA; Branch Banking &
                Trust Co., Winston-Salem)                                                          375,000         181
       290M   Pitt County Memorial Hospital Rev. Bonds, Series "A",
                6.9%, 12/1/2021 (Prerefunded 12/1/2001)                                            298,680         144
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,373,680         662
----------------------------------------------------------------------------------------------------------------------
              Ohio-- 3.3%
       684M   Warren County Health Care Facilities Rev. Bonds,
                VR, 2.95% (LOC; Fifth Third Bank)                                                  684,000         330
----------------------------------------------------------------------------------------------------------------------
              Oklahoma-- 3.9%
       800M   Oklahoma City Airport Trust Rev. Bonds, Seventeenth
                Series, 7.1%, 7/1/2001, (MBIA Insured)                                             800,054         385
----------------------------------------------------------------------------------------------------------------------
              South Carolina-- 3.7%
       230M   South Carolina State Pub. Svc. Auth. Rev. Bonds,
                Series "C", 7.1%, 7/1/2021, (Prerefunded 7/1/2001)                                 234,618         113
       500M   South Carolina State Pub. Svc. Auth. Rev. Bonds,
                Series "D", 6 1/2%, 7/1/2024 (Prerefunded 7/1/2002)                                527,891         254
----------------------------------------------------------------------------------------------------------------------
                                                                                                   762,509         367
----------------------------------------------------------------------------------------------------------------------
              Tennessee--6.8%
       400M   Clarksville Public Building Auth. Rev. Bonds, VR, 2.65%
                (LOC; Bank of America)                                                             400,000         193
       280M   Jackson Hospital Rev. Bonds,
                4%, 4/1/2002, (AMBAC Insured)                                                      282,061         136
       730M   Metropolitan Govt. Nashville & Davidson County Indl.
                Dev. Rev. Bonds, VR, 2.65%,
                (LOC; Bank of America)                                                             730,000         351
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,412,061         680
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Texas--3.8%
      $285M   Tarrant County Housing Rev. Bonds, VR, 2 3/4%
                (Fannie Mae Coll. Agreement)                                                      $285,000        $137
       500M   University of Texas Permanent University Fund,
                6 1/2%, 7/1/2011, (Prerefunded to 7/1/2001)                                        510,028         246
----------------------------------------------------------------------------------------------------------------------
                                                                                                   795,028         383
----------------------------------------------------------------------------------------------------------------------
              Virginia--6.7%
       180M   Alexandria Indl. Dev. Auth. Rev. Bonds,
                VR, 2.65% (LOC; Bank of America)                                                   180,000          87
       300M   Arlington County Indl. Dev. Auth. Hosp.
                Fac. Rev. Bonds, Series "A", 6.6%, 9/1/2004,
                (Prerefunded to 9/1/2001)                                                          307,346         148
       900M   Norfolk Industrial Auth. Rev. Bonds,
                VR, 2.65%, (LOC; Wachovia Bank of NA)                                              900,000         434
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,387,346         669
----------------------------------------------------------------------------------------------------------------------
              Washington--4.3%
       500M   Lake Tapps Parkway Properties Special Rev. Bonds, VR,
                 2.8%(LOC; US Bank, NA)                                                            500,000         241
       400M   Port Kalama Public Corp. Rev. Bonds, VR, 3%
                (LOC; JP Morgan Chase Co.)                                                         400,000         193
----------------------------------------------------------------------------------------------------------------------
                                                                                                   900,000         434
----------------------------------------------------------------------------------------------------------------------
              West Virginia--1.0%
       200M   West Virginia Hosp. Finance Auth. Hosp. Rev. Bonds,
                VR, 2.76% (LOC; Bank One)                                                          200,000          96
----------------------------------------------------------------------------------------------------------------------
              Wisconsin--3.9%
       800M   Wisconsin State Health & Educational Facilities Auth.
                Rev. Bonds, VR, 2.65% (LOC; Bank One)                                              800,000         385
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Wyoming--4.8%
      $300M   Lincoln County Pollution Control Rev. Bonds
                (Exxon Mobil Corp.), VR, 3 1/4%                                                   $300,000        $145
       700M   Uinta County Pollution Control Rev. Bonds
                (BP Amoco Corp.), VR, 3 1/4%                                                       700,000         337
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,000,000         482
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $20,928,337)+                                                                100.8%     20,928,337      10,083
Excess of Liabilities Over Other Assets                                               (0.8)       (176,899)        (83)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $20,751,438     $10,000
======================================================================================================================

The interest rates shown on municipal notes and bonds are the effective rates at the time of purchase by the Fund. Interest rates on variable rate securities are adjusted periodically; the rates shown are the rates that were in effect at June 30, 2001. The variable rate securities are subject to optional tenders (which are exercised through put options) or mandatory redemptions. The put options are exercisable on a daily, weekly, monthly or semi-annual basis at a price equal to the principal amount plus accrued interest.

+ Aggregate cost for federal income tax purposes is the same.

Summary of Abbreviations:
  CP   Municipal Commercial Paper
  LOC  Letter of Credit
  SPA  Security Purchase Agreement
  VR   Variable Rate Securities


See notes to financial statements




Portfolio of Investments
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--104.1%
              Alabama--6.6%
      $355M   Alabama Drinking Water Financing Auth. Series "A"
                5.45% 8/15/2010                                                                   $383,400        $315
       400M   Jefferson County School Warrants 5.1% 2/15/2010                                      420,500         346
----------------------------------------------------------------------------------------------------------------------
                                                                                                   803,900         661
----------------------------------------------------------------------------------------------------------------------
              Arizona--5.5%
              Maricopa County Unified Sch. Dist. Gen. Oblig.:
       125M     #80 (Chandler) 6.6% 7/1/2006                                                       140,938         115
       350M     #11 (Peoria) 5% 7/1/2009                                                           368,375         303
       150M   Phoenix Civic Impt. Corp. Mun. Facs. Excise Tax Rev.
                6 3/4% 7/1/2004                                                                    164,063         135
----------------------------------------------------------------------------------------------------------------------
                                                                                                   673,376         553
----------------------------------------------------------------------------------------------------------------------
              Colorado--2.2%
       250M   Colorado Dept. Trans. Rev. Antic. Nts. 5 1/2% 6/15/2009                              270,935         223
----------------------------------------------------------------------------------------------------------------------
              Florida--2.3%
       265M   Osceola County School Board Ctfs. of Partn.
                (Four Corners Charter Sch.)
                Series "A" 5 1/4% 8/1/2009                                                         282,225         232
----------------------------------------------------------------------------------------------------------------------
              Illinois--4.6%
       250M   Chicago Board of Education 6% 12/1/2007                                              277,500         228
       250M   Northwest Subn. Muni Jt. Action Water Agy.
                6.35% 5/1/2006                                                                     276,875         228
----------------------------------------------------------------------------------------------------------------------
                                                                                                   554,375         456
----------------------------------------------------------------------------------------------------------------------
              Indiana--7.8%
       200M   Boone County Hosp. Assoc. 5% 1/15/2011                                               204,750         168
       400M   Indiana Bd. Bk. Rev. Spec. Proj. Series "A"
                5 1/2% 2/1/2009                                                                    430,000         353
       300M   Indiana Health Facilities Financing Auth. Hosp. Rev.
                (Clarion Hlth. Partners) 5% 2/15/2009                                              310,125         255
----------------------------------------------------------------------------------------------------------------------
                                                                                                   944,875         776
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Kansas--5.4%
      $500M   Kansas St. Dev. Financing Auth. Rev.
                (Kansas St. Projects) 4 1/8% 3/1/2009                                             $498,125        $409
       155M   Pratt Electric Sys. Rev. 4 1/2% 5/1/2010                                             157,325         129
----------------------------------------------------------------------------------------------------------------------
                                                                                                   655,450         538
----------------------------------------------------------------------------------------------------------------------
              Kentucky--9.1%
       405M   Kentucky State Property & Buildings Proj. #69
                Series "A" 5 1/4% 8/1/2009                                                         433,350         356
       400M   Kentucky State Turnpike Auth. Econ. Dev. Rev. Proj.
                Series "A" 5 1/2% 7/1/2011                                                         436,000         358
       200M   Louisville & Jefferson Metropolitan Sewer Dist. 10%
                5/15/2004                                                                          235,000         193
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,104,350         907
----------------------------------------------------------------------------------------------------------------------
              Maryland--4.1%
       500M   Maryland State Econ. Dev. Corp. Util. Infra. Rev.
                University of Maryland (College Park)
                4 1/4% 7/1/2010                                                                    500,000         411
----------------------------------------------------------------------------------------------------------------------
              Michigan--9.5%
       300M   Allegan Public School District Gen. Oblig.
                6 1/2% 5/1/2007                                                                    338,625         278
     1,000M   Brighton Area School District Gen. Oblig. Zero Coupon
                5/1/2005 (prerefunded at $49.325)*                                                 426,250         350
       350M   Greater Detroit Resources Recovery Auth. Rev. 6 1/4%
                12/13/2007                                                                         391,563         322
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,156,438         950
----------------------------------------------------------------------------------------------------------------------
              Missouri--1.7%
       190M   Springfield Public Bldg. Corp. Leasehold Rev.
                (Springfield Rec. Proj.) Series "B" 5.65% 6/1/2010                                 209,000         172
----------------------------------------------------------------------------------------------------------------------
              New York--1.9%
       220M   New York State Dorm. Auth. (Anderson Sch. Proj.)
                5 1/8% 7/1/2009                                                                    233,750         192
----------------------------------------------------------------------------------------------------------------------
              North Carolina--9.2%
       500M   East Carolina University 4 1/2% 11/1/2008                                            511,875         420
       185M   Greenville Combined Enterprise System Rev.
                4 1/4% 9/1/2007                                                                    187,544         154
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              North Carolina (continued)
      $400M   University of North Carolina System Pool Rev.
                5% 10/1/2010                                                                      $419,500        $345
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,118,919         919
----------------------------------------------------------------------------------------------------------------------
              Ohio--17.9%
       255M   Bethel & Tate Local School District Classroom Facs.
                Sch. Impt. 6.65% 12/1/2014                                                         305,044         251
       255M   Jackson City School District Spl. Oblig. Tax Antic. Notes
                4.55% 12/1/2008                                                                    262,013         215
       325M   Meigs Local School District 6.55% 12/1/2014                                          385,531         317
       500M   Ohio State Bldg. Auth. St. Facs. 5 1/2% 10/1/2009                                    542,500         446
       245M   Van Buren Local School District 5% 12/1/2010                                         256,638         211
       400M   West Geuga Local School District 5.05% 11/1/2011                                     420,500         345
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,172,226       1,785
----------------------------------------------------------------------------------------------------------------------
              Oklahoma--2.2%
       250M   Grady County Indl. Dev. Auth. 5 3/8% 11/1/2009                                       269,375         221
----------------------------------------------------------------------------------------------------------------------
              Oregon--2.2%
       250M   Portland Airport Way Urban Renewal & Redev.
                Tax Increment Series "A" 5.3% 6/15/2010                                            268,125         220
----------------------------------------------------------------------------------------------------------------------
              Pennsylvania--5.6%
       405M   Erie Sewer Auth. Sewer Rev. 4.45% 6/1/2011                                           406,519         334
              Shaler Area School District Series "A":
       135M     4.15% 9/1/2009                                                                     134,156         110
       145M     4 1/4% 9/1/2010                                                                    144,275         119
----------------------------------------------------------------------------------------------------------------------
                                                                                                   684,950         563
----------------------------------------------------------------------------------------------------------------------
              West Virginia--4.4%
       500M   West Virginia Gen. Oblig. 5 1/2% 6/1/2012                                            537,500         442
----------------------------------------------------------------------------------------------------------------------
              Washington--1.9%
       200M   Snohomish & Island Counties School District Gen. Oblig.
                #401 (Stanwood) 7% 12/15/2005                                                      226,250         186
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $12,168,506)                                               12,666,019      10,407
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--9.0%
              Adjustable Rate Bonds**
      $200M   Cuyahoga County Ohio Hosp. 3 1/4%                                                   $200,000        $164
       100M   Harris County Texas Hlth. Facil. 3.3%                                                100,000          82
       100M   Massachusetts St. Hlth. and Ed. Facil. 3 1/4%                                        100,000          82
       200M   Monroe County Georgia Dev. Auth. Poll. Cntrl. 3.45%                                  200,000         164
       100M   North Central Texas Hlth. Facil. 3.3%                                                100,000          82
       100M   Portland Oregon Poll. Cntrl. 3 1/4%                                                  100,000          82
       300M   South Fork Pennsylvania Muni. Auth. Hosp. 3.3%                                       300,000         247
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments
  (cost $1,100,000)                                                                              1,100,000         903
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $13,268,506)                                                                 113.1%     13,766,019      11,310
Excess of Liabilities Over Other Assets                                              (13.1)     (1,594,801)     (1,310)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $12,171,218     $10,000
======================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Bonds are determined and reset daily by the issuer. The interest rate shown on these securities is the rate in effect at June 30, 2001.


See notes to financial statements




Portfolio of Investments
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--100.6%
              Alabama--1.3%
              Alabama Water Pollution Control Authority:
    $5,205M     5 3/4% 8/15/2012                                                                $5,608,387         $60
     5,835M     6% 8/15/2014                                                                     6,338,269          68
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,946,656         128
----------------------------------------------------------------------------------------------------------------------
              Alaska--.7%
     8,000M   North Slope Boro General Obligation
                Zero Coupon 6/30/2005                                                            6,830,000          73
----------------------------------------------------------------------------------------------------------------------
              Arizona--1.1%
     8,550M   Arizona State Municipal Financing Program
                Ctfs. of Partn. 7.7% 8/1/2010                                                   10,452,375         112
----------------------------------------------------------------------------------------------------------------------
              California--.6%
     5,000M   Los Angeles Community College Inverse Floater
                8.336% 2/1/2009 (Note 6)**                                                       5,350,000          57
----------------------------------------------------------------------------------------------------------------------
              Colorado--1.2%
              E-470 Pub. Hwy. Auth. Rev. Cap. Apprec. Series "B":
     8,000M     Zero Coupon 9/1/2019                                                             3,000,000          32
    15,165M     Zero Coupon 9/1/2020                                                             5,326,706          57
    10,000M     Zero Coupon 9/1/2024                                                             2,775,000          30
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,101,706         119
----------------------------------------------------------------------------------------------------------------------
              Connecticut--2.8%
              Connecticut State Special Tax Obligation Rev.
                Transportation Infrastructure:
    13,500M     6 1/2% 10/1/2011                                                                15,879,375         170
     9,000M     6 1/8% 9/1/2012                                                                 10,226,250         110
----------------------------------------------------------------------------------------------------------------------
                                                                                                26,105,625         280
----------------------------------------------------------------------------------------------------------------------
              District of Columbia--2.7%
              Washington, D.C. General Obligation:
     2,605M     Series"A" 6 1/2% 6/1/2009                                                        2,999,006          32
     2,890M     Series"A" 6 1/2% 6/1/2009                                                        3,290,987          35
    12,765M     Series"E" 6% 6/1/2012                                                           13,387,294         144
     5,000M     Series"B" 6% 6/1/2021                                                            5,581,250          60
----------------------------------------------------------------------------------------------------------------------
                                                                                                25,258,537         271
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Florida--2.8%
              Escambia County Utilities Authority System Revenue:
    $5,485M     6 1/4% 1/1/2012                                                                 $6,273,469         $67
     5,360M     6 1/4% 1/1/2013                                                                  6,123,800          65
    10,000M   Lakeland Electric & Water Revenue 6.05% 10/1/2012                                 11,337,500         122
     1,395M   West Coast Regional Water Supply 10.4% 10/1/2010*                                  1,937,306          21
----------------------------------------------------------------------------------------------------------------------
                                                                                                25,672,075         275
----------------------------------------------------------------------------------------------------------------------
              Georgia--11.0%
    15,000M   Atlanta Airport Rev. Series "A" 5 1/2% 1/1/2026                                   15,393,750         165
     9,040M   Atlanta Water & Wastewater Rev. Series "A"
                5 1/2% 11/1/2019                                                                 9,638,900         103
     6,160M   Fulton County Water & Sewer Rev. 6 3/8% 1/1/2014                                   7,099,400          76
     5,000M   Georgia Municipal Electric Auth. Power Rev.
                6 1/4% 1/1/2012                                                                  5,668,750          61
              Metropolitan Atlanta Rapid Transit Authority:
     7,500M     6 3/4% 7/1/2004*                                                                 8,343,750          89
    20,450M     6 1/4% 7/1/2011                                                                 23,670,875         254
    28,605M     6% 7/1/2013                                                                     32,323,650         347
----------------------------------------------------------------------------------------------------------------------
                                                                                               102,139,075       1,095
----------------------------------------------------------------------------------------------------------------------
              Hawaii--1.9%
              Hawaii State General Obligation:
     5,500M     6% 10/1/2009                                                                     6,132,500          66
     6,000M     6% 10/1/2010                                                                     6,735,000          72
     4,770M   Honolulu General Obligation 5 3/4% 4/1/2012                                        5,241,037          56
----------------------------------------------------------------------------------------------------------------------
                                                                                                18,108,537         194
----------------------------------------------------------------------------------------------------------------------
              Illinois--19.1%
              Chicago Board of Education Lease Certificates:
     5,000M     6% 1/1/2016                                                                      5,568,750          60
    36,200M     6% 1/1/2020                                                                     40,272,500         432
              Chicago General Obligation:
     7,000M     6% 7/1/2005*                                                                     7,735,000          83
    16,660M     6 1/8% 7/1/2005*                                                                18,492,600         198
              Chicago O'Hare International Airport Revenue:
    14,570M     6 3/8% 1/1/2012                                                                 15,735,600         169
    10,000M     6 3/8% 1/1/2015                                                                 10,700,000         115
    16,750M   Illinois Development Finance Auth. Pollution Control
                Rev. 6 3/4% 3/1/2015                                                            18,173,750         195
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Illinois (continued)
              Illinois Development Finance Auth. Revenue
              (Rockford School #205):
    $3,400M     6.55% 2/1/2009                                                                  $3,888,750         $42
     5,000M     6.6% 2/1/2010                                                                    5,756,250          62
     3,000M     6.65% 2/1/2011                                                                   3,491,250          37
     5,000M   Illinois Health Facility Authority 5 1/2% 8/1/2020                                 5,150,000          55
     5,000M   Illinois State 5 5/8% 4/1/2015                                                     5,275,000          57
              Illinois State First Series:
     3,000M     6 1/8% 1/1/2010*                                                                 3,382,500          36
     5,250M     6 1/8% 1/1/2010*                                                                 5,919,375          63
              Illinois State Inverse Floaters (Note 6):
     4,000M     8.136% 5/1/2009**                                                                4,290,000          46
     6,000M     8.136% 5/1/2009**                                                                6,382,500          68
     4,000M   Regional Transportation Authority 7 3/4% 6/1/2019                                  5,245,000          56
    15,000M   Regional Transportation Authority
                Zero Coupon 12/1/2021                                                            4,912,500          53
              Will County School District General Obligation:
     3,600M     7% 12/1/2007                                                                     4,180,500          45
     2,080M     7.05% 12/1/2008                                                                  2,449,200          26
     1,175M     7.1% 12/1/2009                                                                   1,398,250          15
----------------------------------------------------------------------------------------------------------------------
                                                                                               178,399,275       1,913
----------------------------------------------------------------------------------------------------------------------
              Louisiana--3.3%
              Louisiana State General Obligation:
    14,555M     6% 5/1/2004*                                                                    15,792,175         169
    14,000M     6% 5/1/2004*                                                                    15,190,000         163
----------------------------------------------------------------------------------------------------------------------
                                                                                                30,982,175         332
----------------------------------------------------------------------------------------------------------------------
              Massachusetts--8.6%
    10,025M   Boston, Massachusetts Water & Sewer
                5 3/4% 11/1/2013                                                                11,040,031         118
              Massachusetts Bay Transportation Auth. Gen. Sys.
                Series "A":
     9,080M     5.8% 3/1/2012                                                                   10,056,100         108
    10,775M     5.8% 3/1/2013                                                                   11,960,250         128
    10,000M     5 7/8% 3/1/2015                                                                 11,100,000         119
     5,675M   Massachusetts Housing Finance Agency 6% 12/1/2012                                  6,008,406          64
    20,550M   Massachusetts State General Obligation 6% 8/1/2009                                23,041,687         248
     6,000M   Massachusetts State Water Resources Auth.
                6 1/2% 7/15/2019                                                                 7,035,000          75
----------------------------------------------------------------------------------------------------------------------
                                                                                                80,241,474         860
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Michigan--1.8%
   $10,000M   Michigan State Environment Protection Prog.
                6 1/4% 11/1/2012                                                               $11,512,500        $124
     4,500M   Monroe County Economic Dev. Corp.
                (Detroit Edison Co.) 6.95% 9/1/2022                                              5,535,000          59
----------------------------------------------------------------------------------------------------------------------
                                                                                                17,047,500         183
----------------------------------------------------------------------------------------------------------------------
              Minnesota--.8%
              Minneapolis & St. Paul Inverse Floaters (Note 6):
     1,690M     8.134% 7/1/2008**                                                                1,806,187          19
     2,885M     8.134% 7/1/2008**                                                                3,029,250          33
     1,655M     8.147% 7/1/2008**                                                                1,750,162          19
     1,240M   St. Paul Housing & Redev. Auth. Multi-Family Hsg. Rev.
                (Como Lake Proj.) 7 1/2% 3/1/2026
                (Defaulted) (Note 1A)                                                            1,245,196          13
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,830,795          84
----------------------------------------------------------------------------------------------------------------------
              Missouri--3.9%
              Missouri State Health & Educational Facilities Authority:
                BJC Health System Series "A":
     6,840M       6 3/4% 5/15/2010                                                               8,071,200          87
    10,175M       6 3/4% 5/15/2011                                                              12,082,812         129
    10,000M     Lester E. Cox Med. Ctr. Zero Coupon 9/1/2016                                     4,525,000          49
     5,245M     SSM Health Care 6 1/4% 6/1/2007                                                  5,464,293          59
              St. Louis Missouri Airport Inverse Floaters (Note 6):
     2,070M     8.33% 1/1/2009**                                                                 2,284,762          24
     1,810M     8.34% 1/1/2009**                                                                 1,984,212          21
     1,515M     8.34% 1/1/2009**                                                                 1,649,465          18
----------------------------------------------------------------------------------------------------------------------
                                                                                                36,061,744         387
----------------------------------------------------------------------------------------------------------------------
              Nevada--2.3%
              Clark County Nevada Inverse Floaters (Note 6):
     4,100M     8.131% 6/9/2009**                                                                4,376,750          47
     4,320M     8.14% 6/9/2009**                                                                 4,579,200          49
              Las Vegas New Convention & Visitors Auth. Rev:
     3,500M     5 3/4% 7/1/2015                                                                  3,723,125          40
     2,500M     5 3/4% 7/1/2017                                                                  2,631,250          28
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Nevada (continued)
              Truckee Meadows Nevada Water Authority
                Inverse Floaters (Note 6):
    $1,250M     8.133% 1/1/2009**                                                               $1,315,625         $14
     3,055M     8.14% 1/1/2009**                                                                 3,265,031          35
     1,300M     8.149% 1/1/2009**                                                                1,378,000          15
----------------------------------------------------------------------------------------------------------------------
                                                                                                21,268,981         228
----------------------------------------------------------------------------------------------------------------------
              New Jersey--2.4%
     5,000M   New Jersey State Trans. Authority Series "A"
                5 3/4% 6/15/2018                                                                 5,475,000          59
    10,000M   New Jersey State Trans. Corp. Ctfs. Fed. Trans.
                Admin. Grants Series "A" 5 3/4% 9/15/2011                                       10,975,000         118
     5,000M   New Jersey State Turnpike Authority Rev.
                6 1/2% 1/1/2016                                                                  5,893,750          63
----------------------------------------------------------------------------------------------------------------------
                                                                                                22,343,750         240
----------------------------------------------------------------------------------------------------------------------
              New Mexico--.2%
     1,770M   New Mexico Mortgage Finance Auth.
                Single-Family Mortgage 8% 1/1/2017                                               1,775,115          19
----------------------------------------------------------------------------------------------------------------------
              New York--7.1%
    22,250M   New York City Municipal Water Finance Auth. Rev.
                6% 6/15/2021                                                                    25,031,250         268
              New York State Dorm. Auth. Rev.
                New York University:
     5,000M     5 7/8% 5/15/2017                                                                 5,581,250          60
    10,000M     Series"A" 5 3/4% 7/1/2027                                                       10,975,000         118
     5,000M   New York State General Obligation 6% 6/15/2004*                                    5,487,500          59
     6,385M   New York State Housing Finance Agy.
                Rev. 5 7/8% 11/1/2010                                                            6,815,987          73
     5,840M   Suffolk County N.Y. Indl. Dev. Agy. Southwest
                Swr. Sys. 6% 2/1/2008                                                            6,489,700          70
     5,000M   Suffolk County N.Y. Judicial Facs. Agy. (John P.
                Cohalan Complex) 5 3/4% 10/15/2013                                               5,437,500          58
----------------------------------------------------------------------------------------------------------------------
                                                                                                65,818,187         706
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              North Carolina--2.1%
              North Carolina Municipal Power Agency
                (Catawba Electric):
    $8,950M     6% 1/1/2010                                                                     $9,934,500        $106
     8,945M     6% 1/1/2011                                                                      9,962,494         107
----------------------------------------------------------------------------------------------------------------------
                                                                                                19,896,994         213
----------------------------------------------------------------------------------------------------------------------
              North Dakota--1.4%
    10,500M   Mercer County Pollution Control Rev.
                (Basin Elec. Pwr. Coop.) 7.2% 6/30/2013                                         12,691,875         136
----------------------------------------------------------------------------------------------------------------------
              Ohio--.7%
     6,000M   Jefferson County Jail Construction 5 3/4% 12/1/2019                                6,570,000          70
----------------------------------------------------------------------------------------------------------------------
              Oklahoma--1.7%
     9,000M   Grand River Dam Auth. Rev. 5 3/4% 6/1/2008                                         9,888,750         106
     5,540M   Oklahoma State Ind. Dev. Auth. (Intregris Hlth. Sys.)
                6% 8/15/2017                                                                     5,879,325          63
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,768,075         169
----------------------------------------------------------------------------------------------------------------------
              Oregon--.8%
              Portland Urban Renewal & Redev. South Park
                Blocks Series "A":
     2,695M     5 3/4% 6/15/2015                                                                 2,907,231          31
     2,630M     5 3/4% 6/15/2016                                                                 2,817,387          30
     2,065M     5 3/4% 6/15/2017                                                                 2,199,225          24
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,923,843          85
----------------------------------------------------------------------------------------------------------------------
              Pennsylvania--2.1%
     5,000M   Pennsylvania State General Obligation
                6 3/4% 11/15/2013                                                                5,468,750          59
    12,050M   Pittsburgh Water & Sewer Authority 6 1/2% 9/1/2013                                14,173,812         152
----------------------------------------------------------------------------------------------------------------------
                                                                                                19,642,562         211
----------------------------------------------------------------------------------------------------------------------
              South Dakota--.5%
     3,855M   South Dakota Hlth. & Edl. Facs. Auth.
                (McKennan Hosp.) 7 5/8% 7/1/2006                                                 4,621,181          50
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Texas--10.1%
              Austin, Texas Utilities System Revenue:
   $16,000M     6% 11/15/2013                                                                  $17,960,000        $192
    30,465M     Zero Coupon 5/15/2018                                                           12,300,244         132
    29,410M     Zero Coupon 5/15/2019                                                           11,139,037         119
     5,000M   Bexar County, Texas Hlth. Facilities (Baptist Mem.)
                6 3/4% 8/15/2004*                                                                5,575,000          60
              Harris County Toll Road Senior Lien:
    11,065M     Series "A" 6 1/2% 8/15/2012                                                     12,876,894         138
     7,305M     Series "A" 6 1/2% 8/15/2013                                                      8,537,719          92
              Houston Water Conveyance System Ctfs. of Partn.:
     2,250M     6 1/4% 12/15/2012                                                                2,576,250          28
     4,705M     6 1/4% 12/15/2013                                                                5,393,106          58
     4,950M     6 1/4% 12/15/2014                                                                5,680,125          61
     6,035M     6 1/4% 12/15/2015                                                                6,887,444          74
     5,300M   Rio Grande Valley Hlth. Facility Dev. Corp.
                (Valley Baptist Med. Ctr.) 6.4% 8/1/2012                                         5,539,507          59
----------------------------------------------------------------------------------------------------------------------
                                                                                                94,465,326       1,013
----------------------------------------------------------------------------------------------------------------------
              Utah--1.6%
     1,935M   Provo, Utah Electric System Revenue
                10 3/8% 9/15/2015                                                                2,704,162          29
              Salt Lake County Water Conservancy District Rev.:
     3,800M     Zero Coupon 10/1/2011                                                            2,327,500          25
     3,800M     Zero Coupon 10/1/2012                                                            2,185,000          23
     3,760M     Zero Coupon 10/1/2013                                                            2,049,200          22
     5,200M   Utah Building Ownership Authority Lease
                5 1/2% 5/15/2019                                                                 5,473,000          59
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,738,862         158
----------------------------------------------------------------------------------------------------------------------
              Washington--2.4%
              Snohomish County General Obligation:
     7,975M     5 1/2% 12/1/2017                                                                 8,254,125          88
     8,410M     5 1/2% 12/1/2018                                                                 8,672,811          93
    15,665M   Washington State Zero Coupon 1/1/2021                                              5,404,425          58
----------------------------------------------------------------------------------------------------------------------
                                                                                                22,331,361         239
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Wisconsin--1.6%
   $12,000M   Superior, Wisconsin Limited Obligation Rev.
                (Midwest Energy) 6.9% 8/1/2021                                                 $14,700,000        $158
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $847,594,533)                                             938,083,661      10,058
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--.2%
     1,600M   Uinta County Wyoming Pollution Control Rev.
                Adjustable Rate Note 3 1/4%*** (cost $1,600,000)                                 1,600,000          17
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $849,194,533)                                                                100.8%    939,683,661      10,075
Excess of Liabilities Over Other Assets                                                (.8)     (7,007,682)        (75)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $932,675,979     $10,000
======================================================================================================================

  * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

 ** The interest rates on these securities (commonly referred to as inverse floaters) vary inversely with interest rates on other municipal obligations or an index and are reset weekly by the issuer. The interest rate shown on these securities is the rate in effect at June 30, 2001.

*** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown is the rate in effect at June 30, 2001.


See notes to financial statements




Portfolio of Investments
FIRST INVESTORS INSURED TAX EXEMPT FUND II
June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--100.1%
              Alabama--1.3%
      $250M   Coffee County Public Bldg. Auth. 6.1% 9/1/2016                                      $270,000        $129
----------------------------------------------------------------------------------------------------------------------
              Arizona--5.2%
       250M   Maricopa County Ind. Dev. Hosp. Facs. Rev.
                (Samaritan Hlth. Svcs.) 7% 12/1/2016                                               302,813         145
       800M   Phoenix Civic Waste Water System Rev. 5% 7/1/2024                                    782,000         374
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,084,813         519
----------------------------------------------------------------------------------------------------------------------
              California--9.5%
       650M   Calcasieu Parish LA Public Transportation Auth.
                Student Lease Rev. 5 1/4% 5/1/2033                                                 641,875         307
       690M   Jefferson High School District (San Mateo Cnty.)
                6 1/4% 2/1/2017                                                                    792,637         379
       500M   San Francisco City & County Redev. Agy.
                (Moscone Ctr.) 6 3/4% 7/1/2015                                                     550,626         264
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,985,138         950
----------------------------------------------------------------------------------------------------------------------
              Colorado--1.2%
       250M   Northwest Parkway Public Highway Auth.
                5 1/8% 6/15/2031                                                                   245,312         117
----------------------------------------------------------------------------------------------------------------------
              Florida--5.6%
       335M   Cocoa Water & Sewer Rev. 5 3/4% 10/1/2007*                                           371,431         178
       750M   Tallahassee Consolidated Utilility System Rev.
                5 1/2% 10/1/2018                                                                   795,000         380
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,166,431         558
----------------------------------------------------------------------------------------------------------------------
              Illinois--10.6%
       500M   Chicago Board of Education 6 1/4% 12/1/2012                                          572,500         273
       500M   Chicago General Obligation 6% 7/1/2005*                                              552,500         265
       500M   Illinois Development Finance Auth. Rev.
                (Rockford School #205) 6.55% 2/1/2009                                              571,875         274
       500M   Regional Transportation Auth. 5 1/2% 6/1/2019                                        527,500         253
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,224,375       1,065
----------------------------------------------------------------------------------------------------------------------
              Maine--1.3%
       250M   Maine Municipal Bond Bank 6 1/2% 11/1/2014                                           270,312         129
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND II
June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Massachusetts--2.7%
      $500M   Massachusetts Bay Transportation Auth. Gen. Sys.
                Series "A" 5.8% 3/1/2013                                                          $555,000        $266
----------------------------------------------------------------------------------------------------------------------
              Michigan--5.6%
     1,000M   Howell Public Schools Gen. Oblig. Zero Coupon
                5/1/2006*                                                                          378,750         181
       750M   Milan Area School District 5 5/8% 5/1/2017                                           783,750         375
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,162,500         556
----------------------------------------------------------------------------------------------------------------------
              Minnesota--1.4%
       300M   Minneapolis & St. Paul Metropolitan Airports
                5 1/8% 1/1/2020                                                                    297,750         143
----------------------------------------------------------------------------------------------------------------------
              Missouri--16.8%
       800M   Kansas City Metropolitan Cmnty. Colleges Bldg.
                Corp. Rev. 5% 7/1/2021                                                             781,000         374
       345M   Kansas St. Dev. Fin. Auth. Health Facs.
                (Stormont Vail Healthcare) 5 1/4% 11/15/2017                                       348,881         167
       200M   Liberty Sewer System Rev. 6.15% 2/1/2015                                             218,750         105
       500M   Missouri State Hlth. & Edl. Facs. Auth.
                (BJC Hlth. Sys.) Series "A" 6 3/4% 5/15/2010                                       590,000         282
              Pratt Kansas Electric System Revenue:
       325M     5% 5/1/2014                                                                        328,250         157
       250M     5.1% 5/1/2015                                                                      253,125         121
       310M   Springfield Pub. Bldg. Corp. Leasehold Rev.
                (Springfield Rec. Proj.) Series "B" 5.85% 6/1/2014                                 336,738         161
       250M   St. Joseph's School District 5 3/4% 3/1/2019                                         264,062         126
       375M   St. Louis County Pattonville School District #3
                5 3/4% 3/1/2017                                                                    398,438         191
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,519,244       1,684
----------------------------------------------------------------------------------------------------------------------
              New York--4.2%
       290M   New York City Municipal Water Finance Auth. Rev.
                5 7/8% 6/15/2012                                                                   324,437         155
       565M   New York State Dorm Auth. (Siena College)
                5% 7/1/2021                                                                        553,700         265
----------------------------------------------------------------------------------------------------------------------
                                                                                                   878,137         420
----------------------------------------------------------------------------------------------------------------------
              North Carolina--4.8%
       455M   Gastonia Ctfs. of Partn. Pub. Facs. & Equip.
                5% 10/1/2019                                                                       449,881         215
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              North Carolina (continued)
      $500M   Greenville Combined Enterprise System Rev.
                6% 9/1/2016                                                                       $562,500        $270
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,012,381         485
----------------------------------------------------------------------------------------------------------------------
              Ohio--2.3%
       450M   Youngstown Ohio General Obligation 6% 12/1/2031                                      484,312         232
----------------------------------------------------------------------------------------------------------------------
              Oregon--5.0%
       500M   Deschutes County School District #6, 5% 6/15/2021                                    488,750         234
       500M   Oregon State Dept. of Administrative Services
                Ctfs. of Partn. 5.65% 5/1/2007*                                                    547,500         262
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,036,250         496
----------------------------------------------------------------------------------------------------------------------
              Pennsylvania--8.3%
       525M   Erie General Obligation 5 3/4% 5/15/2007*                                            574,219         275
       500M   Erie Sewer Authority Revenue 5 7/8% 6/1/2018                                         534,375         256
       350M   Philadelphia Water & Wastewater Rev. 6 1/4% 8/1/2012                                 402,063         192
       220M   State Public Sch. Bldg. Auth. PA College Rev.
                Butler Cnty. Cmnty. College 5% 7/15/2016                                           219,175         105
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,729,832         828
----------------------------------------------------------------------------------------------------------------------
              Puerto Rico--5.0%
       400M   Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.
                6 1/4% 7/1/2014                                                                    465,500         223
       545M   Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs.
                6 1/4% 7/1/2016                                                                    586,556         281
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,052,056         504
----------------------------------------------------------------------------------------------------------------------
              Texas--9.3%
       505M   Austin Texas Utility Systems Rev. 6% 11/15/2013                                      566,863         271
       500M   Harris County Toll Road Series "A" 6 1/2% 8/15/2013                                  584,375         281
       250M   Houston Water Conveyance System Ctfs. of Partn.
                6 1/4% 12/15/2012                                                                  286,250         137
       500M   Midlothian Water District 5 3/8% 9/1/2016                                            512,500         245
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,949,988         934
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $19,563,120)                                               20,923,831      10,015
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND II
June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--4.1%
              Adjustable Rate Notes**
      $750M   Collier County Florida 3.3%                                                         $750,000        $359
       100M   Montgomery County 2.65%                                                              100,000          48
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments
  (cost $850,000)                                                                                  850,000         407
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $20,413,120)                                                                 104.2%     21,773,831      10,422
Excess of Liabilities Over Other Assets                                               (4.2)       (885,736)       (422)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $20,888,095     $10,000
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset periodically by the issuer. The interest rate shown on these securities is the rate in effect at June 30, 2001.


See notes to financial statements




Portfolio of Investments
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--96.3%
              Education--20.1%
              New York State Dormitory Authority Revenues:
                City University:
    $2,000M       5 3/4% 7/1/2012                                                               $2,182,500        $123
     5,955M       5 3/4% 7/1/2013                                                                6,595,163         374
     3,000M       6% 7/1/2020                                                                    3,378,750         191
     2,350M     Colgate University 6% 7/1/2021                                                   2,643,750         149
                New York University:
     1,610M       6% 7/1/2018                                                                    1,813,262         103
     6,000M       5 3/4% 7/1/2027                                                                6,585,000         372
     1,000M       Pace University 6 1/2% 7/1/2012                                                1,172,500          66
     1,000M       Rome New York City School District
                    5 1/2% 6/15/2016                                                             1,046,250          59
                Special Act School Districts Program:
     1,375M       6% 7/1/2012                                                                    1,540,000          87
     1,460M       6% 7/1/2013                                                                    1,622,425          92
                State University Educational Facilities:
     1,000M       5 7/8% 5/15/2011                                                               1,120,000          63
     3,500M       5 1/2% 5/15/2013                                                               3,793,125         214
     2,000M       5 1/4% 5/15/2015                                                               2,110,000         119
----------------------------------------------------------------------------------------------------------------------
                                                                                                35,602,725       2,012
----------------------------------------------------------------------------------------------------------------------
              General Obligation--23.8%
              Buffalo:
     1,065M     6% 12/1/2009*                                                                    1,226,081          69
     1,040M     6% 12/1/2013                                                                     1,151,800          65
     1,250M   Monroe County 6% 3/1/2015                                                          1,407,812          80
              Nassau County:
     3,845M     6 1/2% 11/1/2004*                                                                4,354,463         246
     4,355M     5.7% 8/1/2012                                                                    4,605,412         260
              New York City:
     3,355M     6.95% 8/15/2004*                                                                 3,761,794         213
     1,000M     6.2% 8/1/2008                                                                    1,130,000          64
     1,000M     7 1/4% 3/15/2018                                                                 1,019,880          58
     4,570M     5 3/4% 5/15/2024                                                                 4,815,638         272
              Niagara Falls Public Improvement:
     1,340M     7 1/2% 3/1/2012                                                                  1,676,675          95
     1,680M     7 1/2% 3/1/2015                                                                  2,144,100         121
     1,600M     7 1/2% 3/1/2018                                                                  2,072,000         117
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              General Obligation (continued)
    $1,750M   North Hempstead 6.4% 4/1/2012                                                     $2,030,000        $115
              Puerto Rico Commonwealth:
     1,100M     6 1/4% 7/1/2013                                                                  1,277,375          72
     1,000M     5 1/4% 7/1/2027                                                                  1,008,750          57
     2,000M     5 1/8% 7/1/2030                                                                  1,982,500         112
     4,000M   Puerto Rico Municipal Finance Agy. 6% 8/1/2015                                     4,425,000         250
     1,900M   Yonkers Series "A" 5 3/4% 10/1/2016                                                2,047,250         116
----------------------------------------------------------------------------------------------------------------------
                                                                                                42,136,530       2,382
----------------------------------------------------------------------------------------------------------------------
              Health Care--4.7%
              New York State Medical Care Facilities Agency:
     1,850M     Long Term Health Care 7 3/8% 11/1/2011                                           1,874,550         106
                Mental Health Services Facilities:
     4,915M       6 1/2% 8/15/2004*                                                              5,492,512         310
       175M       7 3/8% 2/15/2014                                                                 175,861          10
       700M   Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs.
                (University Plaza Proj.) Series "A" 5 5/8% 7/1/2013                                758,625          43
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,301,548         469
----------------------------------------------------------------------------------------------------------------------
              Housing--2.2%
     3,655M   New York State Housing Finance Agy. 6.05% 5/1/2011                                 3,906,281         221
----------------------------------------------------------------------------------------------------------------------
              Transportation--17.4%
              Metropolitan Transit Authority of New York:
     3,200M     Commuter Facilities Series 6 1/8% 7/1/2004*                                      3,516,000         199
     3,200M     Transit Facilities Series 5 1/2% 7/1/2017                                        3,452,000         195
              New York State Thruway Auth. Hwy. & Bridge:
     2,350M     5 1/8% 4/1/2014                                                                  2,423,438         137
     1,500M     6% 4/1/2015                                                                      1,657,500          94
     2,690M     5 1/8% 4/1/2016                                                                  2,737,075         155
              Puerto Rico Commonwealth Hwy. & Trans. Auth Rev:
     3,060M     6 1/4% 7/1/2014                                                                  3,561,075         201
     5,000M     6% 7/1/2018                                                                      5,681,250         321
     6,900M   Triborough Bridge & Tunnel Auth. Series "Y"
                6% 1/1/2012                                                                      7,788,375         440
----------------------------------------------------------------------------------------------------------------------
                                                                                                30,816,713       1,742
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--13.5%
              New York City Municipal Water Finance
                Authority Revenue:
    $4,975M     5 7/8% 6/15/2012                                                                $5,565,781        $315
     2,000M     5 7/8% 6/15/2013                                                                 2,235,000         126
     2,750M     6% 6/15/2021                                                                     3,093,750         175
     6,030M   Puerto Rico Electric Power Authority Rev.
                5 1/4% 7/1/2029                                                                  6,075,225         343
     6,165M   Suffolk County Water Authority Rev. 6% 6/1/2017                                    6,966,450         394
----------------------------------------------------------------------------------------------------------------------
                                                                                                23,936,206       1,353
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--14.6%
              Nassau County Interim Finance Authority:
     3,115M     5 3/8% 11/15/2014                                                                3,262,963         184
     2,500M     5 3/8% 11/15/2015                                                                2,600,000         147
     2,500M     5 3/4% 11/15/2016                                                                2,662,500         151
       985M   New York State Dorm. Auth. Rev.
                (Suffolk Cnty. Jud. Facs.) 7 3/8% 7/1/2016                                       1,184,463          67
     3,190M   New York State Urban Dev. Corp. Rev. (State Facs.)
                5.6% 4/1/2015                                                                    3,473,112         196
              Puerto Rico Public Buildings Authority:
     1,250M     6 1/4% 7/1/2013                                                                  1,451,562          82
     2,035M     6 1/4% 7/1/2015                                                                  2,363,144         134
     7,000M     5 1/2% 7/1/2021                                                                  7,542,500         427
     1,165M   Puerto Rico Public Finance Corp. 5 1/8% 6/1/2024                                   1,192,669          67
----------------------------------------------------------------------------------------------------------------------
                                                                                                25,732,913       1,455
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $156,884,154)                                             170,432,916       9,634
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--2.3%
              Adjustable Rate Notes**
      $100M   New York City Transitional Fin. Auth. Series B1 3.2%                                $100,000          $6
     1,600M   New York City Transitional Fin. Auth. Series B2 3.2%                               1,600,000          90
     1,900M   New York State Energy Res. & Dev. Auth. Poll.
                Ctl. Rev. 3.15%                                                                  1,900,000         108
       400M   Puerto Rico Commonwealth Govt. Dev. Bank 2.35%                                       400,000          23
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments
  (cost $4,000,000)                                                                              4,000,000         227
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $160,884,154)                                                                 98.6%   $174,432,916      $9,861
Other Assets, Less Liabilities                                                         1.4       2,465,781         139
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $176,898,697     $10,000
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset periodically by the issuer. The interest rate shown on these securities is the rate in effect at June 30, 2001.


See notes to financial statements




Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--ARIZONA FUND
June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--102.7%
              Certificates of Participation--3.5%
              Arizona State:
      $100M     6.1% 5/1/2007                                                                     $104,035         $59
       375M     6 1/4% 9/1/2010                                                                    392,812         223
       100M   Arizona State Municipal Financing Prog.
                7.7% 8/1/2010                                                                      122,250          70
----------------------------------------------------------------------------------------------------------------------
                                                                                                   619,097         352
----------------------------------------------------------------------------------------------------------------------
              Education--3.1%
       500M   Arizona State University Rev. Sys. 5.65% 7/1/2014                                    537,500         306
----------------------------------------------------------------------------------------------------------------------
              General Obligation--38.3%
              Maricopa County School District:
       235M     #3 (Tempe) 7.3% 7/1/2009                                                           283,469         161
       400M     #11 (Peoria) 6.1% 7/1/2010                                                         424,000         241
       250M     #11 (Peoria) 5 1/4% 7/1/2013                                                       261,250         149
       250M     #11 (Peoria) 5 1/2% 7/1/2015                                                       262,500         149
       100M     #14 (Creighton) 7 7/8% 7/1/2006                                                    118,500          67
       500M     #28 (Kyrene) 5% 7/1/2013                                                           519,375         296
     1,000M     #41 (Gilbert) Zero Coupon 1/1/2008                                                 757,500         432
       175M     #65 (Littleton) 5% 7/1/2014                                                        180,469         103
       300M     #68 (Alhambra) 6 3/4% 7/1/2014                                                     327,000         186
       525M     #80 (Chandler) 6 1/4% 7/1/2011                                                     604,406         344
       275M     #80 (Chandler) 6 1/4% 7/1/2011                                                     315,906         180
       200M     #213 (Tempe) 7% 7/1/2008                                                           235,000         134
       500M   Mohave County School District #1, 4 3/4% 7/1/2015                                    496,250         282
       600M   Navajo County School District #32, 5% 7/1/2014                                       616,500         351
              Pima County Unified School District:
       500M     #6 (Marana) 5 1/4% 7/1/2015                                                        517,500         295
       100M     #13 (Tanque Verde) 6.7% 7/1/2010                                                   109,250          62
       200M   Santa Cruz County School District #35, 6% 7/1/2008                                   212,750         121
              Yavapai County Elementary School District:
       230M     #6 (Cottonwood-Oak Creek) 6.7% 7/1/2009                                            248,687         142
       215M     #28 (Camp Verde) 6% 7/1/2008                                                       230,588         131
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,720,900       3,826
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--ARIZONA FUND
June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--10.6%
      $650M   Maricopa County Ind. Dev. Auth.
                (Samaritan Hlth. Svcs.) 7% 12/1/2016                                              $787,313        $448
       600M   Mesa Ind. Dev. Auth. (Discovery Hlth. Sys.)
                5 7/8% 1/1/2016                                                                    651,000         371
       100M   Mohave County Hospital District #1
                (Kingman Reg. Med. Ctr.) 6.45% 6/1/2008                                            103,408          59
       300M   Pima County Ind. Dev. Auth. (Tucson Med. Ctr.)
                6 3/8% 4/1/2012                                                                    310,986         177
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,852,707       1,055
----------------------------------------------------------------------------------------------------------------------
              Housing--1.3%
        70M   Phoenix Housing Finance Corp. Mortgage Rev.
                6.65% 7/1/2006                                                                      70,175          40
       150M   Phoenix Ind. Dev. Auth. (Ventana Palms Apts.)
                6.1% 10/1/2019                                                                     158,437          90
----------------------------------------------------------------------------------------------------------------------
                                                                                                   228,612         130
----------------------------------------------------------------------------------------------------------------------
              Transportation--12.6%
       385M   Phoenix Airport Revenue 6 1/4% 7/1/2012                                              412,431         235
              Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev:
       300M     5 3/4% 7/1/2018                                                                    321,750         183
       500M     6% 7/1/2018                                                                        568,125         322
              Tucson Street & Highway User Rev:
       400M     5 3/8% 7/1/2014                                                                    419,000         239
       500M     5% 7/1/2018                                                                        500,000         285
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,221,306       1,264
----------------------------------------------------------------------------------------------------------------------
              Utilities--22.1%
       200M   Chandler Water & Sewer Revenue 7 1/4% 7/1/2013                                       248,750         142
       225M   Gilbert Water & Sewer Revenue 6 1/2% 7/1/2012                                        240,469         137
       350M   Mesa Utility Systems Revenue 6 1/8% 7/1/2007*                                        393,750         224
              Phoenix Arizona Civic Wastewater Revenue:
       260M     6 1/4% 7/1/2010*                                                                   299,325         170
       500M     5 3/8% 7/1/2015                                                                    522,500         297
       750M   Pima County Arizona Sewer Revenue 5 3/8% 7/1/2014                                    785,625         448
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
              Tucson Water Revenue:
      $250M     8% 7/1/2013                                                                       $326,250        $186
       250M     5% 7/1/2014                                                                        256,875         146
       300M     5% 7/1/2016                                                                        303,000         172
       500M     5.3% 7/1/2016                                                                      513,125         292
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,889,669       2,214
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--11.2%
       305M   Casa Grande Excise Tax Rev. 6.1% 4/1/2009                                            325,969         186
       250M   Greater Arizona Dev. Auth. Series "A" 6% 8/1/2015                                    276,250         157
       500M   Maricopa County Public Finance Rev. 5 1/2% 7/1/2015                                  526,875         300
       400M   Sierra Vista Municipal Property Corp. Muni. Facs. Rev.
                6% 1/1/2011                                                                        425,500         242
       400M   Surprise Municipal Property Corp. Excise Tax Rev.
                5 3/8% 7/1/2014                                                                    420,000         239
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,974,594       1,124
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $17,000,297)                                               18,044,385      10,271
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--1.2%
       200M   Maricopa County Pollution Control Rev.
                Adjustable Rate Note 3 1/4% ** (cost $200,000)                                     200,000         115
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $17,200,297)                                                                 103.9%     18,244,385      10,386
Excess of Liabilities Over Other Assets                                               (3.9)       (677,657)       (386)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $17,566,728     $10,000
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown on these securities is the rate in effect at June 30, 2001.


See notes to financial statements




Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--CALIFORNIA FUND
June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.2%
              Certificates of Participation--3.6%
      $500M   Castaic Lake Water Agency Water System Impt. Proj.
                7% 8/1/2012                                                                       $613,125        $364
----------------------------------------------------------------------------------------------------------------------
              Education--1.6%
       250M   University of Puerto Rico Rev. 5 3/4% 6/1/2017                                       267,500         159
----------------------------------------------------------------------------------------------------------------------
              General Obligation--27.6%
       500M   Fontana School District 5 3/4% 5/1/2022                                              528,750         313
       650M   Jefferson High School District (San Mateo Cnty.)
                6 1/4% 2/1/2016                                                                    746,687         443
     2,000M   Moreland School District Cap. Apprec.
                Zero Coupon 8/1/2024                                                               530,000         314
       500M   Oxnard Unified High School District Series "A"
                6% 2/1/2020                                                                        547,500         325
     1,000M   Placer High School District Cap. Apprec.
                Zero Coupon 8/1/2024                                                               280,000         166
       500M   Pomona Unified School District Series "A"
                6.15% 8/1/2030                                                                     557,500         330
              Walnut Valley School District:
       750M     6% 8/1/2012                                                                        851,250         505
       500M     7.2% 2/1/2016                                                                      610,000         362
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,651,687       2,758
----------------------------------------------------------------------------------------------------------------------
              Utilities--4.0%
       250M   Fresno Sewer Rev. 6 1/4% 9/1/2014                                                    290,313         172
       350M   Metropolitan Water District So. Calif. Waterworks
                5 3/4% 7/1/2021                                                                    379,750         225
----------------------------------------------------------------------------------------------------------------------
                                                                                                   670,063         397
----------------------------------------------------------------------------------------------------------------------
              Transportation--4.4%
       700M   Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.
                5 3/4% 7/1/2018                                                                    750,750         445
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--57.0%
       500M   Barstow Redevelopment Agency 7% 9/1/2014                                             614,375         364
     1,000M   California State Public Works Board 6 1/2% 12/1/2008                               1,158,750         687
       500M   Carson Redev. Agency PJ Area # 1, 5 1/2% 10/1/2016                                   535,625         317
     1,000M   Long Beach Financing Auth. Rev. 6% 11/1/2017                                       1,125,000         667
       500M   Sacramento City Financing Auth. Rev. Cap. Impt.
                5% 12/1/2026                                                                       480,625         285
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue (continued)
      $500M   San Francisco City & Cnty. Pkg. Auth. Rev.
                7% 6/1/2005*                                                                      $576,250        $342
       500M   San Francisco City & Cnty. Redev. Agy. (Moscone Ctr.)
                6 3/4% 7/1/2015                                                                    550,625         326
       500M   San Jose Redevelopment Agy. 6% 8/1/2015                                              563,125         334
       700M   San Mateo Joint Powers Auth. Lease Rev.
                6 1/2% 7/1/2015                                                                    826,000         490
       500M   San Rafael Redevelopment Agy. 6.45% 12/1/2017                                        527,500         313
       500M   Santa Ana Financing Auth. Lease Rev. 6 1/4% 7/1/2015                                 576,875         342
       500M   Santa Margarita/Dana Point Impt. Dist. 7 1/4% 8/1/2010                               611,875         363
       750M   South Gate Public Financing Auth. 6% 10/1/2012                                       855,000         507
       500M   South Orange County Public Finance Auth. 7% 9/1/2011                                 610,000         362
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,611,625       5,699
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $15,063,200)                                     98.2%     16,564,750       9,822
Other Assets, Less Liabilities                                                         1.8         299,552         178
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $16,864,302     $10,000
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.


See notes to financial statements




Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--COLORADO FUND
June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--101.6%
              Education--10.3%
      $300M   Colorado Educational & Cultural Facilities Auth. Rev.
                (Auraria Foundation/Univ. Colorado Proj.)
                5% 9/1/2020                                                                       $297,375        $476
       225M   Colorado Postsecondary Educational Facilities Auth.
                Rev. (Auraria Foundation Proj.) 6% 9/1/2015                                        237,656         380
       100M   University of Northern Colorado Rev. 6% 6/1/2004*                                    108,125         173
----------------------------------------------------------------------------------------------------------------------
                                                                                                   643,156       1,029
----------------------------------------------------------------------------------------------------------------------
              General Obligation--29.3%
       150M   Bayfield School District #10, 6 1/2% 6/1/2005*                                       165,750         265
       200M   Clear Creek School District #RE 1, 6 1/4% 12/1/2016                                  225,000         360
       100M   Denver Colorado City & County School District #1
                5 1/4% 12/1/2016                                                                   103,375         165
       250M   Douglas County School District #RE 1, 8% 12/15/2009                                  316,250         506
       150M   Eagle Garfield & Routt Cntys. School District #RE 50J
                6.3% 12/1/2004*                                                                    166,687         267
              El Paso County School District:
       150M     #020, 6.2% 12/15/2007                                                              168,938         271
       200M     #49, (Falcon) 5 1/2% 12/1/2013                                                     219,500         351
       150M   Garfield Pitkin & Eagle Cntys. School District #RE 1
                6.6% 6/15/2004*                                                                    164,813         264
       165M   Puerto Rico Commonwealth 6 1/4% 7/1/2012                                             191,194         306
       100M   Yuma Hospital District 6.4% 11/1/2004*                                               110,125         176
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,831,632       2,931
----------------------------------------------------------------------------------------------------------------------
              Health Care--9.5%
              Colorado Health Facilities Authority:
       200M     Poudre Valley Health Care 5 5/8% 12/1/2019                                         209,250         335
       100M     Sisters of Charity 6 1/4% 5/15/2012                                                113,750         182
       250M   Colorado Springs Hospital Rev. 6% 12/15/2015                                         267,500         428
----------------------------------------------------------------------------------------------------------------------
                                                                                                   590,500         945
----------------------------------------------------------------------------------------------------------------------
              Transportation--15.4%
       100M   Arapahoe County Capital Impt. Hwy. Rev. (E-470)
                6.05% 8/31/2015                                                                    112,000         179
       200M   Colorado Dept. Trans. Rev. Antic. Notes 6% 6/15/2015                                 222,750         357
       255M   Denver Colorado City & County Airport
                5 1/2% 11/15/2016                                                                  265,200         424
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Transportation (continued)
      $250M   Northwest Parkway Public Hwy. Auth.
                5 1/8% 6/15/2031                                                                  $245,312        $393
       100M   Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.
                6 1/4% 7/1/2014                                                                    116,375         186
----------------------------------------------------------------------------------------------------------------------
                                                                                                   961,637       1,539
----------------------------------------------------------------------------------------------------------------------
              Utilities--17.9%
       200M   Boulder Colorado Water & Sewer Rev. 5.6% 12/1/2016                                   209,750         336
       200M   Broomfield Water Activity Enterprise Water Rev.
                5 1/2% 12/1/2019                                                                   210,000         336
       200M   Colorado Water Resources & Power Dev. Auth.
                5 3/4% 11/1/2017                                                                   213,250         341
       200M   Pueblo Brd. Waterworks Rev. 6% 11/1/2014                                             223,500         358
       150M   Westminster Water & Wastewater Util. Enterprise Rev.
                6% 12/1/2009                                                                       158,250         253
       100M   Woodland Park Wastewater Util. Rev.
                6.05% 12/1/2013                                                                    106,125         170
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,120,875       1,794
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--19.2%
       250M   Broomfield Colorado Ctfs. of Partn. Open Space
                5 1/2% 12/1/2020                                                                   260,000         416
              Golden Colorado Sales & Use Tax Rev.:
       250M     5 1/4% 12/1/2016                                                                   258,125         413
       250M     5.1% 12/1/2020                                                                     250,625         401
       200M   Greeley Colorado Building Auth. 5.6% 11/1/2019                                       210,750         337
       100M   Pueblo Urban Renewal Auth. Tax Increment Rev.
                6.05% 12/1/2012                                                                    105,500         169
       100M   Puerto Rico Public Buildings Auth. 6 1/4% 7/1/2012                                   115,875         186
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,200,875       1,922
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $5,947,938)                                                 6,348,675      10,160
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--COLORADO FUND
June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--1.6%
      $100M   Puerto Rico Commonwealth Floater Certificates
                Govt. Dev. Bank Adjustable Rate Note 2.35%**
                (cost $100,000)                                                                   $100,000        $160
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $6,047,938)                                                                  103.2%      6,448,675      10,320
Excess of Liabilities Over Other Assets                                               (3.2)       (199,999)       (320)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%     $6,248,676     $10,000
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset weekly by the issuer. The interest rate shown on these securities is the rate in effect at June 30, 2001.


See notes to financial statements




Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--CONNECTICUT FUND
June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--96.7%
              Education--15.7%
              Connecticut State Health & Educational Facilities
                Authority Revenue:
      $725M     Choate Rosemary Hall 6.8% 7/1/2004*                                               $802,031        $321
     1,000M     Fairfield University 5 5/8% 7/1/2016                                             1,063,750         426
       500M     Loomis Chafee Sch. Proj. Series "B" 6% 7/1/2015                                    528,750         212
     1,000M     Trinity College 6 1/8% 7/1/2004*                                                 1,096,250         439
       400M   University of Connecticut 5.4% 3/1/2016                                              418,500         168
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,909,281       1,566
----------------------------------------------------------------------------------------------------------------------
              General Obligation--41.5%
       100M   Bethel 6 1/2% 2/15/2011                                                              117,125          47
       500M   Branford 5% 5/15/2014                                                                513,125         206
       750M   Bridgeport 6 1/8% 7/15/2015                                                          837,187         335
              Connecticut State:
       500M     Series "A" 5 1/4% 6/15/2013                                                        526,875         211
       500M     Series "B" 5 3/4% 11/1/2013                                                        546,250         219
       690M     Series "E" 6% 3/15/2012                                                            778,838         312
       500M   East Lyme 5.1% 7/15/2019                                                             503,125         202
       250M   Griswold 5 3/4% 4/15/2010                                                            258,227         103
       800M   New Britain 6% 3/1/2012                                                              908,000         364
              New Haven:
       500M     5 1/4% 11/1/2013                                                                   528,750         212
       250M     6% 11/1/2017                                                                       275,313         110
       735M     6% 11/1/2018                                                                       806,662         323
       250M   Plainfield 6 3/8% 8/1/2011                                                           261,575         105
     1,000M   Puerto Rico Commonwealth 6 1/4% 7/1/2012                                           1,158,750         464
       650M   Puerto Rico Municipal Finance Agy. 5 1/2% 8/1/2017                                   680,875         273
       330M   Southington 6.55% 4/1/2012                                                           342,325         137
     1,000M   Suffield 5 1/8% 6/15/2015                                                          1,028,750         412
       250M   Westbrook 6.4% 3/15/2010                                                             289,375         116
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,361,127       4,151
----------------------------------------------------------------------------------------------------------------------
              Health Care--11.6%
              Connecticut State Health & Educational Facilities
                Authority Revenue:
       450M     Bridgeport Hospital 6 1/2% 7/1/2012                                                470,578         189
       400M     Child Care Facilities Program 5 1/2% 7/1/2019                                      413,500         166
       750M     Greenwich Academy 5% 3/1/2032                                                      733,125         294
       700M     New Britain General Hospital 6 1/8% 7/1/2014                                       745,500         299
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--CONNECTICUT FUND
June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
      $500M   Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs.
                6 1/4% 7/1/2016                                                                   $538,125        $216
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,900,828       1,164
----------------------------------------------------------------------------------------------------------------------
              Housing--5.3%
              Connecticut State Housing Finance Authority:
       750M     6% 11/15/2010                                                                      801,563         321
       500M     5.85% 6/15/2030                                                                    516,875         207
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,318,438         528
----------------------------------------------------------------------------------------------------------------------
              Transportation--11.5%
              Connecticut State Special Tax Obligation Rev.
              Transportation Infrastructure:
       500M     6 1/2% 10/1/2011                                                                   588,125         236
       250M     6 1/8% 9/1/2012                                                                    282,813         113
     1,750M   Puerto Rico Hwy. & Trans. Auth. Rev. 6% 7/1/2018                                   1,988,437         797
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,859,375       1,146
----------------------------------------------------------------------------------------------------------------------
              Utilities--2.1%
       500M   South Central Connecticut Regional Water Auth.
                Water Sys. Rev. 6 1/8% 8/1/2014                                                    530,000         212
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--9.0%
       545M   Connecticut State Dev. Auth. Govtl. Lease Rev.
                6 1/2% 6/15/2008                                                                   593,369         238
       250M   Connecticut State Special Assessment 5 1/4% 1/1/2015                                 259,688         104
              Puerto Rico Public Buildings Authority:
       375M     6 1/4% 7/1/2013                                                                    435,469         174
       575M     6 1/4% 7/1/2015                                                                    667,719         268
       300M   Puerto Rico Electric Power Auth. Rev. 5 1/4% 7/1/2029                                302,250         121
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,258,495         905
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $22,524,296)                                               24,137,544       9,672
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--.8%
      $200M   Puerto Rico Commonwealth Floater Certificates
                Govt. Dev. Bank Adjustable Rate Note 2.35%**
                (cost $200,000)                                                                   $200,000         $80
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $22,724,296)                                                                  97.5%     24,337,544       9,752
Other Assets, Less Liabilities                                                         2.5         620,046         248
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $24,957,590     $10,000
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown on these securities is the rate in effect at June 30, 2001.


See notes to financial statements




Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--FLORIDA FUND
June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--100.8%
              General Obligation--10.1%
    $1,325M   Miami-Dade County School District
                5 3/8% 8/1/2015                                                                 $1,402,844        $480
       500M   North Springs Improvement District 7% 10/1/2009                                      593,125         203
     1,000M   Palm Beach County School Board 5% 8/1/2025                                           963,750         330
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,959,719       1,013
----------------------------------------------------------------------------------------------------------------------
              Health Care--6.5%
     1,000M   Escambia County Health Facilities Auth. Rev.
                5.95% 7/1/2020                                                                   1,081,250         371
       750M   Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs.
                6 1/4% 7/1/2016                                                                    807,187         276
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,888,437         647
----------------------------------------------------------------------------------------------------------------------
              Transportation--15.7%
       500M   Dade County Aviation Rev. Series "A" 6% 10/1/2010                                    539,375         185
     1,000M   Miami-Dade County Aviation Rev. (Miami Int'l. Airport)
                5.35% 10/1/2013                                                                  1,065,000         365
              Miami-Dade County Expressway Auth. Toll Sys. Rev.:
     1,000M     6% 7/1/2014                                                                      1,118,750         383
       600M     5% 7/1/2021                                                                        586,500         201
       455M   Port Palm Beach District Rev. 6 1/4% 9/1/2008                                        476,613         163
       700M   Puerto Rico Commonweath Hwy. & Trans. Auth. Rev.
                6% 7/1/2018                                                                        795,375         272
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,581,613       1,569
----------------------------------------------------------------------------------------------------------------------
              Utilities--35.7%
     1,000M   Cocoa Water & Sewer Rev. 5 3/4% 10/1/2007*                                         1,108,750         380
              Escambia County Utilities Authority System Revenue:
       500M     6 1/4% 1/1/2013                                                                    571,250         196
     1,000M     6 1/4% 1/1/2015                                                                  1,145,000         392
     1,495M   Lakeland Electric & Water Rev. 6.05% 10/1/2014                                     1,691,219         578
     1,000M   Marion County Utilities Rev. 5% 12/1/2031                                            952,500         326
       110M   Miramar Utilities Improvement Rev. 6.4% 10/1/2007                                    119,213          41
     1,000M   Orlando Utilities Community Water & Electric Rev.
                6 3/4% 10/1/2017                                                                 1,197,500         410
     1,000M   Plant City Utility System Rev. 6% 10/1/2015                                        1,125,000         385
       345M   Seminole County Water & Sewer Rev. 6% 10/1/2019                                      384,244         132
     1,250M   Tallahassee Consolidated Utility System Rev.
                5 1/2% 10/1/2018                                                                 1,325,000         454
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
      $750M   West Melbourne Water & Sewer Rev.
                6 3/4% 10/1/2014                                                                  $812,812        $278
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,432,488       3,572
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--32.8%
              Florida Municipal Loan Council Revenue:
     1,160M     6% 4/1/2015                                                                      1,286,150         440
     1,000M     5 3/8% 11/1/2025                                                                 1,011,250         346
     1,000M   Indian Trace Community Dev. Dist. 5 3/4% 5/1/2011                                  1,066,250         365
     1,000M   Jacksonville Capital Improvement (Gator Bowl Project)
                5 7/8% 10/1/2015                                                                 1,053,750         361
       350M   Jacksonville Excise Taxes Rev. 6 1/2% 10/1/2013                                      367,938         126
     1,000M   Jacksonville State Taxes Rev. 5 1/2% 10/1/2018                                     1,060,000         363
       405M   Orange County Tourist Dev. Tax Rev. 5.9% 10/1/2010                                   455,118         156
     1,000M   Palm Beach County Criminal Justice Facs. Rev.
                5 3/8% 6/1/2011                                                                  1,075,000         368
     1,120M   Palm Beach County Public Improvement
                (Convention Center) 5 1/8% 11/1/2021                                             1,113,000         381
     1,000M   Tampa Sports Auth. Sales Tax Rev. (Tampa Bay Arena)
                5 3/4% 10/1/2020                                                                 1,085,000         371
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,573,456       3,277
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $27,488,157)                                               29,435,713      10,078
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--2.7%
       500M   Collier County Health Facilities Auth. Hospital Rev.
                Adjustable Rate Note 3.3% **                                                       500,000         171
       300M   University Athletic Association Inc. Capital Improvement
                Rev. Adjustable Rate Note 3.4% **                                                  300,000         103
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments
  (cost $800,000)                                                                                  800,000         274
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $28,288,157)                                                                 103.5%     30,235,713      10,352
Excess of Liabilities Over Other Assets                                               (3.5)     (1,028,685)       (352)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $29,207,028     $10,000
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown on these securities is the rate in effect at June 30, 2001.


See notes to financial statements




Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--GEORGIA FUND
June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.6%
              Education--6.1%
      $250M   Fulton County Dev. Auth. Rev. (Morehouse College)
                6 1/4% 12/1/2021                                                                  $276,875        $375
              Private Colleges & Universities Facilities Authority:
        80M     Mercer University Project 6.35% 11/1/2006                                           90,000         122
        80M     Spelman University Project 6% 6/1/2009                                              85,300         115
----------------------------------------------------------------------------------------------------------------------
                                                                                                   452,175         612
----------------------------------------------------------------------------------------------------------------------
              General Obligation--17.2%
       255M   Atlanta 5 3/8% 12/1/2018                                                             262,012         355
       100M   Hall County School District 6.7% 12/1/2004*                                          112,375         152
       100M   Mitchell County School District 6 1/2% 3/1/2009                                      109,375         148
       125M   Paulding County School District 6% 2/1/2013                                          141,406         192
       100M   Peach County School District 6.4% 2/1/2005*                                          111,125         151
       150M   Pike County School District 5.7% 2/1/2016                                            164,063         222
              Puerto Rico Commonwealth:
       150M     6 1/4% 7/1/2012                                                                    173,812         235
       200M     5 1/8% 7/1/2030                                                                    198,250         268
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,272,418       1,723
----------------------------------------------------------------------------------------------------------------------
              Health Care--1.8%
       125M   Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs.
                6 1/4% 7/1/2016                                                                    134,531         182
----------------------------------------------------------------------------------------------------------------------
              Housing--2.2%
       150M   Georgia State Housing & Finance Auth. Rev.
                5.7% 12/1/2011                                                                     159,563         216
----------------------------------------------------------------------------------------------------------------------
              Transportation--8.5%
       300M   Metropolitan Atlanta Rapid Transit Auth.
                6 1/4% 7/1/2011                                                                    347,250         470
       250M   Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy.
                Rev. 6% 7/1/2018                                                                   284,062         385
----------------------------------------------------------------------------------------------------------------------
                                                                                                   631,312         855
----------------------------------------------------------------------------------------------------------------------
              Utilities--35.2%
       235M   Atlanta Water & Wastewater Rev. 5 1/2% 11/1/2017                                     251,156         340
       255M   Brunswick Water & Sewer Rev. 6.1% 10/1/2019                                          288,150         390
       250M   Cherokee Water & Sewer Rev. 5% 8/1/2015                                              254,375         345
       250M   Columbia County Water & Sewer Rev. 6 1/4% 6/1/2014                                   281,563         381
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
       $85M   Conyers Water & Sewer Rev. 6.45% 7/1/2010                                            $91,800        $124
       250M   Forsyth County Water & Sewer Auth. Rev.
                6 1/4% 4/1/2010*                                                                   287,187         389
       250M   Fulton County Water & Sewer Rev. 6 3/8% 1/1/2014                                     288,125         390
              Georgia Municipal Gas Authority Revenue:
        80M     6.8% 11/1/2009                                                                      87,800         119
       250M     Buford Project 5 1/2% 11/1/2012                                                    271,875         368
       100M     Warner Robins Series "B" 5.8% 1/1/2015                                             105,375         143
       250M   Milledgeville Water & Sewer Rev. 6% 12/1/2021                                        278,438         377
       100M   St. Mary's Water & Sewer Rev. 6 1/8% 7/1/2018                                        113,250         153
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,599,094       3,519
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--27.6%
        80M   Appling County Dev. Auth. Pollution Control Rev.
                7.1% 1/1/2014                                                                       85,800         116
       250M   Atlanta & Fulton Counties Rec. Auth. Rev.
                5 1/4% 12/1/2016                                                                   257,500         349
       500M   Cobb-Marietta Coliseum & Exhibit Hall Auth. Rev.
                5 1/2% 10/1/2018                                                                   533,750         723
       250M   College Park Dev. Auth. (Civic Ctr. Proj.) Rev.
                5 3/4% 9/1/2026                                                                    262,813         356
        80M   Downtown Smyrna Dev. Auth. Rev. 6.7% 2/1/2005*                                        89,700         121
       200M   Fayette County Public Facilities Auth. Rev.
                (Criminal Jus. Ctr.) 6 1/4% 6/1/2017                                               221,750         300
       200M   Puerto Rico Electric Power Auth. Rev. 5 1/4% 7/1/2029                                201,500         273
       100M   Puerto Rico Public Bldgs. Auth. 6 1/4% 7/1/2013                                      116,125         157
       250M   Puerto Rico Public Finance Corp. Comwlth. Approp.
                Series "A" 5 3/8% 6/1/2015                                                         267,813         362
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,036,751       2,757
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $6,760,666)                                      98.6%      7,285,844       9,864
Other Assets, Less Liabilities                                                         1.4         100,548         136
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%     $7,386,392     $10,000
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.


See notes to financial statements




Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MARYLAND FUND
June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.3%
              Certificates of Participation--4.2%
      $750M   Baltimore Board of Education Admin. Proj.
                5.8% 4/1/2011                                                                     $834,375        $421
----------------------------------------------------------------------------------------------------------------------
              Education--12.4%
       750M   Maryland St. Econ. Dev. Corp. Util. Infrastructure Rev.
                (Univ. MD-College Park) 5 3/8% 7/1/2016                                            779,062         393
              Morgan State University Academic & Auxiliary
                Facilities Fees Revenue:
       500M     6.05% 7/1/2015                                                                     566,250         286
       200M     6.1% 7/1/2020                                                                      227,500         115
       400M   Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs.
                (University Plaza Proj.) Series "A" 5 5/8% 7/1/2013                                433,500         219
       430M   St. Mary's College Rev. 5.45% 9/1/2020                                               442,362         223
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,448,674       1,236
----------------------------------------------------------------------------------------------------------------------
              General Obligation--29.4%
       350M   Anne Arundel County Water & Sewer 6.3% 8/1/2005*                                     388,937         196
       500M   Baltimore County 5% 6/1/2020                                                         497,500         251
              Baltimore, Maryland:
       250M     5 5/8% 10/15/2012                                                                  268,125         136
       700M     5 1/2% 10/15/2015                                                                  759,500         383
       100M   Chesapeake Beach 6 1/2% 5/1/2012                                                     102,257          52
              Frederick, Maryland:
       100M     6 1/8% 12/1/2008                                                                   105,125          53
       200M     6 1/8% 10/1/2014                                                                   213,750         108
       600M   Prince Georges County Cons. Pub. Impt.
                5 1/4% 4/15/2011                                                                   636,750         322
              Puerto Rico Commonwealth:
       425M     6 1/4% 7/1/2012                                                                    492,469         249
       250M     5.65% 7/1/2015                                                                     275,000         139
       400M     5 1/8% 7/1/2030                                                                    396,500         200
       425M   Queen Annes County Public Facility 5 1/4% 1/15/2014                                  446,781         225
       325M   Washington County 5.8% 1/1/2013                                                      344,500         174
       350M   Wicomico County 5 1/2% 12/1/2016                                                     366,625         185
       500M   Worcester County 5 5/8% 3/1/2014                                                     535,625         270
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,829,444       2,943
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--7.9%
      $500M   Maryland State Health & Higher Edl. Facs.
                (Maryland General Hosp.) 6 1/8% 7/1/2014                                          $532,500        $270
       250M   Maryland State Indl. Dev. Fin. Auth.
                (Holy Cross Hlth. Sys.) 5.7% 7/1/2010                                              276,563         140
       325M   Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs
                6 1/4% 7/1/2016                                                                    349,781         176
       350M   Takoma Park Hospital Facilities (Adventist Hosp.)
                6 1/2% 9/1/2012                                                                    410,375         207
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,569,219         793
----------------------------------------------------------------------------------------------------------------------
              Housing--9.5%
       250M   Baltimore County Mortgage Rev. (Old Orchard Apts.)
                7% 7/1/2016                                                                        265,938         134
              Maryland State Community Dev. Admin. Dept. Hsg. &
                Community Dev.:
       345M     7% 4/1/2014                                                                        361,387         183
       525M     5 7/8% 7/1/2016                                                                    551,250         278
       500M   Montgomery County Multi-Family Mortgage Rev.
                6% 7/1/2020                                                                        541,875         274
       145M   Montgomery County Single-Family Mortgage Rev.
                6 1/2% 7/1/2011                                                                    152,794          77
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,873,244         946
----------------------------------------------------------------------------------------------------------------------
              Transportation--6.9%
       500M   Maryland State Dept. of Trans. Zero Coupon 7/1/2012                                  294,375         149
              Puerto Rico Commonwealth Highway & Transportation
                Authority Rev:
       525M     6 1/4% 7/1/2014                                                                    610,969         308
       410M     6% 7/1/2018                                                                        465,862         236
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,371,206         693
----------------------------------------------------------------------------------------------------------------------
              Utilities--11.4%
              Baltimore Wastewater Utilities Revenue:
       200M     6% 7/1/2015                                                                        225,500         114
       500M     5 1/2% 7/1/2019                                                                    518,750         262
              Baltimore Water Project Revenue Series "A":
       250M     5.8% 7/1/2015                                                                      264,063         133
       220M     6% 7/1/2019                                                                        240,075         121
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--MARYLAND FUND
June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
    $1,000M   Puerto Rico Electric Power Auth. 5 1/4% 7/1/2029                                  $1,007,500        $508
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,255,888       1,138
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--16.6%
              Baltimore Convention Center:
       250M     6.1% 9/1/2004*                                                                     270,000         136
       250M     5 1/2% 9/1/2014                                                                    265,937         134
       250M   Maryland Stadium Auth. Rev. 5 7/8% 12/15/2013                                        265,938         134
       100M   Montgomery County Parking Rev.
                (Bethesda Parking Lot) 6 1/4% 6/1/2009                                             104,364          53
       950M   Puerto Rico Municipal Finance Agy. 5 1/2% 8/1/2017                                   995,125         502
       500M   Puerto Rico Public Buildings Auth. 6 1/4% 7/1/2015                                   580,625         292
       750M   Puerto Rico Public Finance Corp. Comwlth. Approp.
                Series "A" 5 3/8% 6/1/2015                                                         803,438         404
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,285,427       1,655
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $18,291,019)                                     98.3%     19,467,477       9,825
Other Assets, Less Liabilities                                                         1.7         347,574         175
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $19,815,051     $10,000
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.


See notes to financial statements




Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MASSACHUSETTS FUND
June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--96.8%
              Education--8.5%
    $1,000M   Massachusetts State College Bldg. Auth. Proj.
                5 1/8% 5/1/2019                                                                   $998,750        $385
     1,000M   University of Massachusetts Bldg. Auth. Rev.
                6 7/8% 5/1/2014                                                                  1,203,750         464
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,202,500         849
----------------------------------------------------------------------------------------------------------------------
              General Obligation--36.6%
       525M   Boston 5 7/8% 8/1/2004*                                                              567,656         219
              Massachusetts:
       300M     7% 7/1/2009                                                                        355,500         137
     1,000M     6% 8/1/2010                                                                      1,123,750         433
     1,000M   New Bedford Municipal Purpose Loan 5% 5/01/2020                                      985,000         379
     1,080M   North Hampton 5.2% 6/15/2015                                                       1,115,100         430
     1,000M   Plymouth 5 1/4% 10/15/2020                                                         1,015,000         391
     1,155M   Quaboag Regional School District 5 1/2% 6/1/2017                                   1,202,644         463
     1,000M   Springfield 6% 10/1/2015                                                           1,103,750         425
     1,000M   Tantasqua Regional School District 5% 8/15/2017                                      996,250         384
     1,040M   Westford 5 1/8% 4/1/2017                                                           1,050,400         405
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,515,050       3,666
----------------------------------------------------------------------------------------------------------------------
              Health Care--20.7%
       400M   Brandeis University Issue Series "J" 5% 10/1/2026                                    385,000         148
     1,000M   Harvard Pilgrim Health Care 5 1/4% 7/1/2013                                        1,027,500         396
       750M   Massachusetts General Hospital 6 1/4% 7/1/2012                                       859,687         331
              Massachusetts Health & Educational Facilities Authority
                Capital Asset Program:
       205M     7.35% 8/1/2008                                                                     207,589          80
       215M     7.2% 7/1/2009                                                                      215,538          83
       570M   Milton Hospital 7% 7/1/2016                                                          582,973         225
     1,500M   Mt. Auburn Hospital 6 1/4% 8/15/2014                                               1,597,500         615
       500M   UMass-Worcester Campus Series "B" 5 1/8% 10/1/2022                                   492,500         190
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,368,287       2,068
----------------------------------------------------------------------------------------------------------------------
              Housing--3.4%
       840M   Massachusetts Housing Finance Agy. 6% 12/1/2012                                      889,350         343
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--MASSACHUSETTS FUND
June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Transportation--14.8%
    $1,500M   Massachusetts Bay Trans. Auth. Series "A"
                5.8% 3/1/2013                                                                   $1,665,000        $642
     1,000M   Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.
                6% 7/1/2018                                                                      1,136,250         438
     1,000M   Route 3 North Trans. Impt. Assoc. 5 5/8% 6/15/2019                                 1,038,750         400
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,840,000       1,480
----------------------------------------------------------------------------------------------------------------------
              Utilities--12.8%
     1,035M   Boston Water & Sewer Commission 5 3/4% 11/1/2013                                   1,139,794         439
     1,000M   Massachussetts State Water Resources Auth.
                6 1/2% 7/15/2019                                                                 1,172,500         452
       900M   South Essex Sewer District 6 3/4% 6/1/2004*                                          999,000         385
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,311,294       1,276
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $23,482,599)                                     96.8%     25,126,481       9,682
Other Assets, Less Liabilities                                                         3.2         826,139         318
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $25,952,620     $10,000
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.


See notes to financial statements




Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--MICHIGAN FUND
June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--99.0%
              General Obligation--57.7%
    $1,010M   Berkley City School District 5% 5/1/2019                                            $992,325        $256
     1,000M   Detroit City School District 5 1/4% 5/1/2016                                       1,045,000         269
     1,800M   Detroit Downtown Development Series "A"
                5 3/4% 7/15/2015                                                                 1,905,750         491
     1,000M   Godwin Heights Public School District
                5 5/8% 5/1/2015                                                                  1,057,500         272
     1,000M   Grand Ledge Public School District 7 7/8% 5/1/2004*                                1,137,500         293
     1,040M   Grand Rapids Building Authority 5 3/4% 8/1/2015                                    1,115,400         287
     1,000M   Gull Lake Community School District
                Zero Coupon 5/1/2013                                                               557,500         144
     1,000M   Huron School District Zero Coupon 5/1/2015                                           491,250         127
     1,000M   Lake Orion Community School District 7% 5/1/2005*                                  1,130,000         291
     1,000M   Lincoln Park School District 7% 5/1/2006*                                          1,151,250         297
     1,000M   Michigan State Environmental Protection Program
                6 1/4% 11/1/2012                                                                 1,151,250         297
       845M   Milan Area School District 5 5/8% 5/1/2018                                           880,913         227
     1,000M   Montrose Township School District 6.2% 5/1/2017                                    1,150,000         296
     1,200M   Newaygo Public School 5 3/4% 5/1/2018                                              1,263,000         325
     1,000M   Portage Lake Water & Sewer Authority
                6.1% 10/1/2014                                                                   1,073,750         277
     1,500M   Puerto Rico Municipal Finance Agency
                5 3/4% 8/1/2013                                                                  1,640,625         423
     1,000M   Redford Unified School District 6 3/8% 5/1/2010                                    1,151,250         297
       380M   Saline Building Authority 7.1% 7/1/2009                                              393,874         101
     1,000M   Waterford Township School District
                6 1/4% 6/1/2004*                                                                 1,087,500         280
     1,000M   Williamson Community School District
                5 1/2% 5/1/2025                                                                  1,053,750         272
       900M   Zeeland Public Schools 6% 5/1/2004*                                                  978,750         252
----------------------------------------------------------------------------------------------------------------------
                                                                                                22,408,137       5,774
----------------------------------------------------------------------------------------------------------------------
              Health Care--10.9%
              Michigan State Hospital Finance Authority Revenue:
     1,000M     Ascension Health Credit 5 3/4% 11/15/2017                                        1,035,000         267
     1,000M     Mercy Mount Clemens 5 3/4% 5/15/2017                                             1,051,250         271
     1,000M     St. John's Hospital 6% 5/15/2008                                                 1,061,250         273
     1,000M   Saginaw Hospital Finance Auth. (Covenant Med. Ctr.)
                5 5/8% 7/1/2013                                                                  1,063,750         274
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,211,250       1,085
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--MICHIGAN FUND
June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Transportation--4.5%
    $1,500M   Puerto Rico Commonwealth Hwy. & Trans. Hwy. Rev.
                6 1/4% 7/1/2015                                                                 $1,741,875        $449
----------------------------------------------------------------------------------------------------------------------
              Utilities--19.9%
              Detroit Water Supply System:
     1,750M     5 1/2% 7/1/2014                                                                  1,852,812         477
     1,275M     6 1/2% 7/1/2015                                                                  1,486,969         383
     1,000M   Kalamazoo Water Revenue 6% 9/1/2015                                                1,056,250         272
              Michigan State Strategic Fund (Detroit Edison):
     1,750M     6.95% 5/1/2011                                                                   2,095,625         540
       500M     7% 5/1/2021                                                                        618,125         159
       500M   Monroe County Economic Dev. Corp.
                (Detroit Edison Co.) 6.95% 9/1/2022                                                615,000         159
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,724,781       1,990
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--6.0%
     1,000M   Grand Rapids Downtown Dev. Auth. Zero Coupon
                6/1/2009                                                                           698,750         180
              Michigan Municipal Bond Authority Revenue:
       530M     6.55% 11/1/2008                                                                    579,025         149
     1,000M     6 1/8% 5/1/2014                                                                  1,060,000         273
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,337,775         602
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $35,234,944)                                     99.0%     38,423,818       9,900
Other Assets, Less Liabilities                                                         1.0         386,276         100
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $38,810,094     $10,000
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.


See notes to financial statements




Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MINNESOTA FUND
June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.0%
              Certificates of Participation--6.4%
      $400M   Minneapolis Special School District #001,
                5.9% 2/1/2006*                                                                    $436,000        $436
       200M   Woodbury Series "A" 5% 2/1/2014                                                      202,500         202
----------------------------------------------------------------------------------------------------------------------
                                                                                                   638,500         638
----------------------------------------------------------------------------------------------------------------------
              Education--4.4%
       400M   University of Minnesota 5 3/4% 7/1/2017                                              437,000         437
----------------------------------------------------------------------------------------------------------------------
              General Obligation--41.2%
       400M   Becker Ind. School District #726, 6% 2/1/2017                                        433,000         433
       325M   Becker Wastewater Treatment 5.8% 2/1/2004*                                           341,656         342
       325M   Bloomington Ind. School District #271,
                5 1/8% 2/1/2015                                                                    332,313         331
       200M   Delano Ind. School District #879, 5.6% 2/1/2015                                      211,750         212
       400M   Elk River Ind. School District #728, 5 1/2% 2/1/2021                                 410,000         410
       285M   Inver Grove Heights Ind. School District #199,
                5 3/4% 2/1/2012                                                                    305,306         305
       280M   Lakeville 5 1/2% 2/1/2011                                                            292,950         293
       405M   Lino Lakes 5.7% 2/1/2012                                                             429,806         430
       350M   North St. Paul Maplewood Ind. School District #622,
                7.1% 2/1/2005*                                                                     391,125         391
       650M   Rosemount Ind. School District #196
                Zero Coupon 4/1/2014                                                               344,500         344
       370M   St. Michael 5% 2/1/2017                                                              369,075         368
       250M   St. Paul Ind. School District #625, 5 5/8% 2/1/2015                                  262,500         262
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,123,981       4,121
----------------------------------------------------------------------------------------------------------------------
              Health Care--13.7%
       200M   Hibbing Health Care Facilities Rev. (Duluth Clinic)
                5 1/2% 11/1/2006*                                                                  216,250         216
       250M   Minneapolis Hospital Rev. (Fairview Hospital)
                6 1/2% 1/1/2011                                                                    258,195         258
       350M   Minnesota Agriculture & Economic Dev. Brd. Rev.
                (Benedictine Health) 5 1/4% 2/15/2014                                              362,688         363
       500M   St. Cloud Healthcare Oblig. Group "A" 5.8% 5/1/2016                                  537,500         537
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,374,633       1,374
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--MINNESOTA FUND
June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Housing--16.3%
              Minnesota State Housing Finance Authority:
      $575M     Rental Housing Revenue 5.9% 8/1/2015                                              $600,156        $600
                Single-Family Mortgage Revenue:
       150M       6.4% 1/1/2015                                                                    156,750         157
       250M       6% 1/1/2018                                                                      264,062         264
       400M   Minnetonka Multi-Family Housing Rev.
                (Cedar Hills Proj.) 5.9% 10/20/2019                                                418,500         418
              St. Paul Housing & Redevelopment Authority:
        65M     Multi-Family Hsg. Rev. (Como Lake Proj.)
              7 1/2% 3/1/2026 (Defaulted) (Note 1A)                                                 65,272          65
       120M     Single-Family Mortgage Revenue 6 1/4% 9/1/2014                                     125,850         126
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,630,590       1,630
----------------------------------------------------------------------------------------------------------------------
              Utilities--15.0%
       400M   Northern Minnesota Municipal Power Agency
                Electric System Revenue 5.4% 1/1/2016                                              414,000         414
       210M   Southern Minnesota Municipal Power Agency
                Power Supply System 5 3/4% 1/1/2018                                                220,238         220
              Western Minnesota Municipal Power Agency:
       325M     5 1/2% 1/1/2011                                                                    344,500         344
       500M     5 1/2% 1/1/2015                                                                    523,125         523
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,501,863       1,501
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $9,222,139)                                                 9,706,567       9,701
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--1.0%
       100M   Cohasset Revenue (Minnesota Power & Light Co.)
                Adjustable Rate Note 3 1/4%** (cost $100,000)                                      100,000         100
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $9,322,139)                                                                   98.0%      9,806,567       9,801
Other Assets, Less Liabilities                                                         2.0         197,958         199
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $10,004,525     $10,000
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown on these securities is the rate in effect at June 30, 2001.


See notes to financial statements




Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MISSOURI FUND
June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.3%
              Education--6.6%
      $125M   Bowling Green School District 5.85% 3/1/2020                                        $132,031        $301
       150M   Missouri Southern State College Rev. Aux. Ent. Sys.
                5.3% 4/1/2015                                                                      155,250         354
----------------------------------------------------------------------------------------------------------------------
                                                                                                   287,281         655
----------------------------------------------------------------------------------------------------------------------
              General Obligation--22.9%
       100M   Jefferson County School District #6, 6% 3/1/2014                                     110,625         252
       150M   Kansas City Streetlight Project Series "A"
                5 1/4% 2/1/2016                                                                    154,500         351
       115M   Puerto Rico Commonwealth 6 1/4% 7/1/2012                                             133,256         304
       100M   Puerto Rico Municipal Finance Agency 5 1/2% 8/1/2017                                 104,750         239
        75M   St. Charles School District 6 1/2% 2/1/2006*                                          83,625         191
       125M   St. Joseph's School District 5 3/4% 3/1/2019                                         132,031         301
       125M   St. Louis County Pattonville School District #3,
                5 3/4% 3/1/2017                                                                    132,813         303
       150M   St. Louis School District 5 3/8% 4/1/2017                                            154,125         351
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,005,725       2,292
----------------------------------------------------------------------------------------------------------------------
              Health Care--14.4%
              Missouri State Health & Educational Facilities Authority:
       140M     BJC Health System Series "A" 6 3/4% 5/15/2011                                      166,250         378
        90M     Health Midwest 6.1% 6/1/2011                                                        96,413         220
       125M     SSM Health Care 6 1/4% 6/1/2007                                                    130,226         297
       150M     Webster University 5 1/2% 4/1/2018                                                 153,938         351
        80M   Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs.
                6 1/4% 7/1/2016                                                                     86,100         196
----------------------------------------------------------------------------------------------------------------------
                                                                                                   632,927       1,442
----------------------------------------------------------------------------------------------------------------------
              Housing--2.1%
        90M   Missouri State Housing Dev. Comm. (Ecumenical Hsg.)
                5.8% 3/1/2010                                                                       93,938         214
----------------------------------------------------------------------------------------------------------------------
              Transportation--14.3%
       190M   Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.
                6% 7/1/2018                                                                        215,887         492
              St. Louis Airport Revenue:
       150M     5 1/8% 7/1/2015                                                                    153,188         349
       255M     5.3% 7/1/2021                                                                      257,231         586
----------------------------------------------------------------------------------------------------------------------
                                                                                                   626,306       1,427
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--MISSOURI FUND
June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--13.2%
       $80M   Liberty Sewer System Revenue 6.15% 2/1/2015                                          $87,500        $199
              Missouri State Environmental Impt. & Energy Res. Auth.
                Water Pollution Control:
        80M     6% 1/1/2016                                                                         84,100         192
        85M     6.05% 7/1/2016                                                                      89,781         205
       150M     5.4% 7/1/2018                                                                      154,125         351
       150M   St. Louis Water and Sewer Revenue 6% 7/1/2004*                                       163,688         373
----------------------------------------------------------------------------------------------------------------------
                                                                                                   579,194       1,320
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--24.8%
       100M   Clay County Public Building Auth. Leasehold Rev.
                5 1/8% 5/15/2014                                                                   102,125         233
        80M   Excelsior Springs School District Bldg. Corp. Leasehold
                Rev. 6 1/2% 3/1/2009                                                                84,800         193
       125M   Missouri State Development Finance Board 6% 4/1/2014                                 137,969         314
       100M   Puerto Rico Public Buildings Authority 6/1/4% 7/1/2012                               115,875         264
       125M   Puerto Rico Public Finance Corp. Commonwealth. Approp.
                Series "A" 5 3/8% 6/1/2015                                                         133,906         305
              Springfield Public Building Corp. Leasehold Revenue:
       125M     Capital Improvement 5.6% 6/1/2014                                                  132,343         302
       230M     Jordan Valley 5.85% 6/1/2014                                                       249,838         570
       125M   St. Louis Municipal Finance Corp. Leasehold Rev.
                5 3/4% 2/15/2018                                                                   132,656         302
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,089,512       2,483
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $4,087,912)                                      98.3%      4,314,883       9,833
Other Assets, Less Liabilities                                                         1.7          73,142         167
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%     $4,388,025     $10,000
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.


See notes to financial statements




Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--NEW JERSEY FUND
June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.2%
              Education--10.8%
              New Jersey Educational Facilities Financing Authority:
    $1,300M     Seton Hall University 6 1/4% 7/1/2010                                           $1,326,000        $220
     1,040M     Rowan University 5 1/4% 7/1/2013                                                 1,099,800         182
       860M   Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs.
                (University Plaza Proj.) Series "A" 5 5/8% 7/1/2013                                932,025         154
              University of Puerto Rico:
     1,465M     5 3/4% 6/1/2017                                                                  1,567,550         260
     1,500M     5 3/4% 6/1/2018                                                                  1,599,375         265
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,524,750       1,081
----------------------------------------------------------------------------------------------------------------------
              General Obligation--20.5%
     1,750M   Atlantic City Board of Education 6.1% 12/1/2015                                    2,001,562         332
              Essex County Improvement Authority:
              Orange School District:
     1,025M     Series "A" 6.95% 7/1/2005*                                                       1,169,781         194
     1,220M     Series "B" 6.95% 7/1/2005*                                                       1,392,325         231
     1,000M   New Jersey State Various Purposes 6% 2/15/2011                                     1,130,000         187
              Puerto Rico Commonwealth:
     1,550M     6 1/4% 7/1/2013                                                                  1,799,938         298
     1,500M     5.65% 7/1/2015                                                                   1,650,000         273
     1,000M     5 1/8% 7/1/2030                                                                    991,250         164
       995M   Union City 6.4% 11/1/2013                                                          1,170,369         194
     1,000M   West Deptford 5 1/2% 9/1/2020                                                      1,037,500         172
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,342,725       2,045
----------------------------------------------------------------------------------------------------------------------
              Health Care--16.5%
              New Jersey State Health Care Facilities
                Financing Authority:
     1,045M     Bayonne Hospital 6 1/4% 7/1/2012                                                 1,123,375         186
     1,745M     General Hospital Center at Passaic 6% 7/1/2014                                   1,952,219         323
     1,100M     Hunterdon Hospital 7% 7/1/2020                                                   1,126,378         187
     1,000M     Meridian Health System Oblig. Group 5 5/8% 7/1/2014                              1,070,000         177
     1,000M     Monmouth Medical Center 6 1/4% 7/1/2004*                                         1,098,750         182
     3,120M     Riverview Medical Center 6 1/4% 7/1/2011                                         3,584,100         594
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,954,822       1,649
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund-NEW JERSEY FUND
June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Housing--4.1%
              New Jersey State Housing & Mortgage
                Financing Agency:
    $1,375M     Regency Park Project 6.05% 11/1/2017                                            $1,454,063        $241
     1,000M     Regency Park Project 5.7% 5/1/2020                                               1,036,250         172
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,490,313         413
----------------------------------------------------------------------------------------------------------------------
              Transportation--7.3%
     1,000M   Delaware River Port Auth. PA & NJ Rev.
                5 3/4% 1/1/2022                                                                  1,058,750         175
     1,000M   New Jersey Econ. Dev. Auth. Rev. Light Rail Sys.
                6% 5/1/2016                                                                      1,093,750         182
     1,000M   New Jersey State Hwy. Auth. (Garden State Parkway)
                6.2% 1/1/2010                                                                    1,135,000         188
     1,000M   Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.
                6% 7/1/2018                                                                      1,136,250         188
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,423,750         733
----------------------------------------------------------------------------------------------------------------------
              Utilities--13.0%
     1,000M   Delaware River & Bay Auth. 5 1/2% 1/1/2016                                         1,045,000         173
              New Jersey Wastewater Treatment Trust:
     1,135M     6 1/4% 4/1/2004*                                                                 1,239,988         205
     1,310M     7% 7/1/2011                                                                      1,581,825         263
     1,250M   Passaic Valley Sewer Commission 5 5/8% 12/1/2018                                   1,317,187         218
     1,000M   Puerto Rico Commonwealth Aqueduct & Sewer Auth.
                6 1/4% 7/1/2013                                                                  1,161,250         192
     1,500M   Puerto Rico Electric Power Auth. 5 1/4% 7/1/2029                                   1,511,250         250
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,856,500       1,301
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--26.0%
     2,900M   Atlantic County Impt. Auth. Lux. Tax
                (Convention Ctr.) 7.4% 7/1/2016                                                  3,592,375         596
     1,350M   Cape May County Indl. Pollution Control Finance Auth.
                6.8% 3/1/2021                                                                    1,648,687         273
     1,000M   Essex County Impt. Auth. Correctional Facs.
                5 1/2% 10/1/2018                                                                 1,040,000         172
              New Jersey Economic Development Authority:
     2,000M     Educational Testing Service 6 1/8% 5/15/2005*                                    2,217,500         367
     2,185M     Market Transition Facility 5 7/8% 7/1/2011                                       2,327,025         385
     1,775M     N.J. Performing Arts Center 6% 6/15/2012                                         2,010,187         333
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue (continued)
              Puerto Rico Public Buildings Authority:
    $1,275M     Series "A" 6 1/4% 7/1/2013                                                      $1,480,594        $245
     1,195M     Series "A" 6 1/4% 7/1/2014                                                       1,390,681         230
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,707,049       2,601
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $54,746,023)                                               59,299,909       9,823
----------------------------------------------------------------------------------------------------------------------
              Short-Term Tax Exempt Investments--1.7%
       200M   Puerto Rico Commonwealth Floater Certificates Govt.
                Dev. Bank Adjustable Rate Note 2.35% **                                            200,000          33
       800M   Union County New Jersey Indl. Pollution Control
                Adjustable Rate Note 2.55%**                                                       800,000         133
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments
  (cost $1,000,000)                                                                              1,000,000         166
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $55,746,023)                                                                  99.9%     60,299,909       9,989
Other Assets, Less Liabilities                                                          .1          67,066          11
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $60,366,975     $10,000
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset periodically by the issuer. The interest rate shown on these securities is the rate in effect at June 30, 2001.


See notes to financial statements




Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--NORTH CAROLINA FUND
June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.0%
              Certificates of Participation--12.2%
      $400M   Carteret County 5 5/8% 6/1/2020                                                     $419,500        $306
       200M   Concord 5% 6/1/2019                                                                  197,750         144
       500M   Harnett County 5 1/2% 12/1/2014                                                      533,125         388
       250M   Pitt County 5 1/4% 4/1/2015                                                          257,188         187
       250M   Randolph County 5 1/2% 6/1/2015                                                      262,812         191
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,670,375       1,216
----------------------------------------------------------------------------------------------------------------------
              Education--9.1%
       500M   Appalachian State Univ. Hsg. & Student Ctr.
                5.6% 7/15/2020                                                                     521,250         380
       430M   Iredell County Public Facilities School Projects
                6% 6/1/2017                                                                        467,625         340
       250M   North Carolina Central Univ. Housing Rev.
                5.6% 11/1/2012                                                                     266,562         194
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,255,437         914
----------------------------------------------------------------------------------------------------------------------
              General Obligation--22.3%
       250M   Bladen County 5.6% 5/1/2016                                                          265,313         193
       500M   Brunswick County 5 3/4% 5/1/2017                                                     533,750         388
       250M   Cleveland County 5 1/2% 3/1/2012                                                     264,687         193
       200M   Gaston County 5.7% 3/1/2004*                                                         209,750         153
       220M   Laurinburg 5.3% 6/1/2012                                                             229,350         167
       200M   Morganton 5.7% 6/1/2014                                                              210,500         153
       400M   Onslow County 5.7% 3/1/2011                                                          424,000         309
       360M   Puerto Rico Commonwealth 6 1/4% 7/1/2012                                             417,150         304
       280M   Rowan County 5.6% 4/1/2014                                                           293,300         213
       200M   Watauga County 5.9% 6/1/2014                                                         211,000         153
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,058,800       2,226
----------------------------------------------------------------------------------------------------------------------
              Health Care--6.2%
       250M   Cumberland County Finance Corp. Installment Pmt. Rev.
                (Detention Ctr. & Mental Hlth.) 5 5/8% 6/1/2017                                    259,688         189
       400M   North Carolina Medical Care Community Hosp. Rev.
                (Northeast Med. Ctr.) 5 3/8% 11/1/2016                                             409,500         298
       175M   Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs.
                6 1/4% 7/1/2016                                                                    188,344         137
----------------------------------------------------------------------------------------------------------------------
                                                                                                   857,532         624
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Housing--1.0%
      $125M   North Carolina Housing Finance Agy. Multi-Family
                6.6% 7/1/2017                                                                     $132,031         $96
----------------------------------------------------------------------------------------------------------------------
              Transportation--14.5%
              Piedmont Triad Airport Authority Revenue:
       800M     5 1/2% 7/1/2013                                                                    854,000         622
       250M     5 1/4% 7/1/2016                                                                    255,625         186
              Puerto Rico Commonwealth Highway & Transportation
                Authority Revenue:
       520M     6 1/4% 7/1/2014                                                                    605,150         440
       250M     6% 7/1/2018                                                                        284,063         207
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,998,838       1,455
----------------------------------------------------------------------------------------------------------------------
              Utilities--29.7%
       250M   Buncombe County Solid Waste System 5.6% 3/1/2011                                     266,250         194
       600M   Broad River Water Auth. Water Sys. Rev.
                5 3/4% 6/1/2017                                                                    637,500         464
       250M   Charlotte Storm Water Fee 5.65% 6/1/2014                                             268,125         195
       300M   Fayetteville Public Works Commission Rev.
                5 1/2% 3/1/2015                                                                    316,875         231
       250M   Gastonia Combined Utilities Sys. Rev. 5 5/8% 5/1/2015                                263,437         192
       250M   Greensboro Enterprise System Rev. 5% 6/1/2017                                        248,438         181
              Greenville Combined Enterprise System Revenue:
       250M     5 3/4% 9/1/2014                                                                    276,875         201
       515M     6% 9/1/2016                                                                        579,375         422
       250M     5 1/2% 9/1/2017                                                                    259,375         189
       250M     5 1/2% 9/1/2018                                                                    258,437         188
       250M   Kinston Enterprise System Rev. 5.7% 4/1/2012                                         266,250         194
       200M   North Carolina Eastern Municipal Pwr. Agy.
                5.6% 1/1/2010                                                                      213,500         155
       200M   North Carolina Municipal Power Agy.
                (Catawba Electric) 6% 1/1/2010                                                     222,000         161
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,076,437       2,967
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--NORTH CAROLINA FUND
June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--3.0%
      $390M   Fayetteville Finance Corp. Inst. Municipal Bldg. Prog.
                5.7% 2/1/2010                                                                     $418,275        $304
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $12,737,655)                                     98.0%     13,467,725       9,802
Other Assets, Less Liabilities                                                         2.0         271,575         198
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $13,739,300     $10,000
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.


See notes to financial statements




Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--OHIO FUND
June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.7%
              Education--5.5%
    $1,000M   University Akron Ohio General Receipts
                6% 1/1/2016                                                                     $1,098,750        $543
----------------------------------------------------------------------------------------------------------------------
              General Obligation--67.5%
     1,000M   Adams County Valley Local School District
                7% 12/1/2015                                                                     1,230,000         608
       800M   Avon Local School District 6 1/2% 12/1/2015                                          945,000         467
       300M   Batavia Local School District 7% 12/1/2005*                                          345,750         171
     1,000M   Beaver Creek Local School District 6.6% 12/1/2015                                  1,191,250         589
       425M   Bedford Heights Jail Facilities 6 1/2% 12/1/2014                                     464,312         229
       500M   Brecksville-Broadview Heights City School District
                6 1/2% 12/1/2016                                                                   552,500         273
       250M   Cardington & Lincoln Local School District
                6.6% 12/1/2014                                                                     257,810         127
       500M   Clyde-Green Springs Exempted Village
                Local School District 7% 12/1/2013                                                 557,500         276
       450M   Dublin 6.4% 12/1/2014                                                                516,938         256
       525M   East Clinton Local School District 6 7/8% 12/1/2009                                  586,687         290
       265M   Finneytown Local School District 6 1/4% 12/1/2012                                    306,075         151
       700M   Garfield Heights 6.3% 12/1/2014                                                      751,625         371
       655M   Jefferson County Jail Construction 5 3/4% 12/1/2019                                  717,225         354
       500M   Lakewood City School District 6.95% 12/1/2004*                                       565,625         280
       740M   Lakota Local School District 5 1/2% 12/1/2017                                        790,875         391
       250M   North Fork Local School District 5 3/4% 12/1/2018                                    270,313         134
       500M   North Royalton City School 6% 12/1/2014                                              555,625         275
       350M   Portage County 6.2% 12/1/2014                                                        374,938         185
       285M   Shaker Heights City School District 7.1% 12/15/2010                                  329,531         163
       610M   Summit County 6 1/4% 12/1/2017                                                       684,725         338
       500M   Tuscarawas Valley Local School District 6.6% 12/1/2005*                              569,375         281
       250M   Wayne Local School District 6.45% 12/1/2011                                          291,875         144
       750M   Youngstown 6% 12/1/2031                                                              807,188         399
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,662,742       6,752
----------------------------------------------------------------------------------------------------------------------
              Health Care--3.9%
       255M   Franklin County Hosp. Rev. (Holy Cross Hlth. Sys.)
                7 5/8% 6/1/2009                                                                    258,414         128
       500M   Lorain County Hosp. Rev. (Catholic Healthcare Partners)
                5 1/2% 9/1/2011                                                                    534,375         264
----------------------------------------------------------------------------------------------------------------------
                                                                                                   792,789         392
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--OHIO FUND
June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Transportation--3.9%
      $700M   Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.
                6% 7/1/2018                                                                       $795,375        $393
----------------------------------------------------------------------------------------------------------------------
              Utilities--12.5%
       600M   Alliance Sewer System Revenue 6% 10/15/2010                                          645,000         319
       280M   Hamilton Wastewater Revenue 5.9% 10/15/2011                                          302,400         149
       750M   Mahoning County Sewer System 5 3/8% 12/1/2018                                        768,750         380
       500M   Mahoning Valley Sanitary District Water Rev.
                5 3/4% 11/15/2018                                                                  530,000         262
       250M   Ohio State Water Dev. Auth. Rev. Pure Water Series
                7% 12/1/2009                                                                       288,750         143
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,534,900       1,253
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--5.4%
     1,000M   Hamilton County Sales Tax 5 3/4% 12/1/2013                                         1,088,750         538
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $18,521,002)                                               19,973,306       9,871
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--1.0%
       100M   Cuyahoga County Floater Certificates
                Adjustable Rate Note 3 1/4%**                                                      100,000          49
       100M   Ohio State Air Quality Development Floater Certificates
                Adjustable Rate Note 3.3%**                                                        100,000          49
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments
  (cost $200,000)                                                                                  200,000          98
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $18,721,002)                                                                  99.7%     20,173,306       9,969
Other Assets, Less Liabilities                                                          .3          63,523          31
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $20,236,829     $10,000
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown on these securities is the rate in effect at June 30, 2001.


See notes to financial statements




Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--OREGON FUND
June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.9%
              Certificates of Participation--4.2%
      $500M   Oregon State Dept. of Administrative Services
                5.65% 5/1/2007*                                                                   $547,500        $304
       100M   Oregon State Dept. of General Services 6% 9/1/2010                                   103,625          58
       100M   Washington County Educational Service District
                7% 6/1/2005*                                                                       112,250          62
----------------------------------------------------------------------------------------------------------------------
                                                                                                   763,375         424
----------------------------------------------------------------------------------------------------------------------
              Education--2.4%
       200M   Chemeketa Community College District 6.4% 7/1/2009                                   216,000         120
       200M   Oregon State Hlth. & Hsg. Edl. & Cult. Facs.
                (Lewis & Clark College) 6% 10/1/2013                                               213,250         118
----------------------------------------------------------------------------------------------------------------------
                                                                                                   429,250         238
----------------------------------------------------------------------------------------------------------------------
              General Obligation--50.9%
       300M   Chemeketa Community College District 5.8% 6/1/2006*                                  327,000         182
       250M   Jackson County School District #4 (Phoenix)
                5 1/2% 6/15/2016                                                                   260,000         144
       500M   Josephine County School District (Three Rivers)
                5 1/4% 6/15/2017                                                                   509,375         283
       245M   La Grande 5 5/8% 6/1/2011                                                            259,087         144
              Lane County School District:
       200M     #019 (Springfield) 6 1/4% 10/15/2004*                                              219,250         122
       115M     #52 (Bethel) 7% 12/1/2006                                                          132,681          74
       200M   Lincoln County School District 5 1/4% 6/15/2012                                      209,750         117
              Linn County School District:
       180M     #095 (Scio) 5 3/4% 7/15/2011                                                       191,925         107
       250M     #9 (Lebanon) 6 1/8% 6/15/2016                                                      276,562         154
       500M     #055 (Sweet Home) 5 1/2% 6/15/2025                                                 511,250         284
       250M   Morrow County School District #1, 5 5/8% 6/15/2014                                   266,875         148
       250M   Multnomah County School District #7 (Reynolds)
                5 5/8% 6/15/2014                                                                   266,875         148
              Polk Marion & Benton Counties School District #13J:
       200M     5 1/2% 12/1/2008                                                                   211,500         118
       760M     5 5/8% 6/15/2016                                                                   797,050         443
              Puerto Rico Commonwealth:
       530M     6 1/4% 7/1/2012                                                                    614,138         341
       650M     6 1/4% 7/1/2013                                                                    754,813         419
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--OREGON FUND
June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              General Obligation (continued)
      $600M   Southwestern Community College District
                6.05% 6/1/2020                                                                    $647,250        $360
       250M   Tillamook County 5.6% 1/15/2012                                                      263,750         146
              Umatilla County School District #016R (Pendleton):
       200M     6% 7/1/2004*                                                                       216,250         120
       500M     5 1/4% 7/1/2014                                                                    526,875         293
       520M   Wasco County School District #12, 5 1/2% 6/15/2018                                   555,100         308
       700M   Washington and Clackamas County School District
                #23 (Tigard) 5 1/4% 6/1/2016                                                       732,375         407
              Washington County School District:
       170M     #003 (Hillsboro) 6% 11/1/2005*                                                     186,150         103
       145M     #88J (Sherwood) 6.1% 6/1/2005*                                                     158,050          88
        55M     #88J (Sherwood) 6.1% 6/1/2012                                                       58,438          32
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,152,369       5,085
----------------------------------------------------------------------------------------------------------------------
              Housing--3.5%
              Oregon State Housing & Community Svcs. Dept.
              Mortgage Rev. Single-Family Mortgage Program:
       225M     6% 7/1/2012                                                                        238,218         133
       375M     5.95% 7/1/2013                                                                     397,969         221
----------------------------------------------------------------------------------------------------------------------
                                                                                                   636,187         354
----------------------------------------------------------------------------------------------------------------------
              Transportation--6.6%
              Oregon State Department of Transportation Revenue:
       100M     6.2% 6/1/2008                                                                      107,750          60
       200M     6 1/4% 6/1/2009                                                                    215,250         120
              Puerto Rico Commonwealth Highway & Transportation
                Authority Revenue:
       500M     6 1/4% 7/1/2014                                                                    581,875         323
       250M     6% 7/1/2018                                                                        284,063         158
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,188,938         661
----------------------------------------------------------------------------------------------------------------------
              Utilities--17.8%
       440M   Columbia River Oregon Peoples Utility District
                Electric System 5.55% 12/1/2020                                                    451,550         251
       325M   Emerald Peoples Utility District 7.35% 11/1/2011                                     404,625         225
       600M   Eugene Water Utility System 5.8% 8/1/2020                                            634,500         353
       200M   Klamath Falls Water Revenue 6.1% 6/1/2014                                            210,750         117
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
      $250M   Marion County Solid Waste & Electric Revenue
                5 3/8% 10/1/2008                                                                  $264,687        $147
       250M   Portland Gas Tax Revenue 5 3/4% 6/1/2012                                             265,000         147
       400M   Portland Oregon Sewer System Revenue 6.2% 6/1/2004*                                  434,000         241
       250M   Salem Water & Sewer Revenue 5 1/2% 6/1/2012                                          260,625         145
       250M   Washington County Unified Sewer Agy.
                5 3/4% 10/1/2012                                                                   277,500         154
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,203,237       1,780
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--12.5%
       500M   Oregon State Administrative Services Lottery
                5 3/4% 4/1/2014                                                                    536,875         298
       500M   Portland Airport Way Urban Renewal & Redevelopment
                6% 6/15/2016                                                                       548,750         305
              Portland Oregon Urban Renewal & Redevelopment:
       700M     5 3/4% 6/15/2017                                                                   745,500         414
       405M     5 1/2% 6/15/2020                                                                   415,125         231
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,246,250       1,248
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $16,655,640)                                               17,619,606       9,790
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--1.1%
       100M   Portland Oregon Pollution Control (Reynolds Metal)
                Adjustable Rate Note 3 1/4%**                                                      100,000          56
       100M   Puerto Rico Commonwealth Floater Certificates
                Govt. Dev. Bank Adjustable Rate Note 2.35%**                                       100,000          56
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments
  (cost $200,000)                                                                                  200,000         112
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $16,855,640)                                                                  99.0%     17,819,606       9,902
Other Assets, Less Liabilities                                                         1.0         177,136          98
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $17,996,742     $10,000
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown on these securities is the rate in effect at June 30, 2001.


See notes to financial statements




Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--PENNSYLVANIA FUND
June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.7%
              Education--13.0%
    $1,000M   Allegheny County Higher Edl. Bldg. Auth.
                (Duquesne Univ.) 5 1/2% 3/1/2020                                                $1,055,000        $261
     1,000M   Pennsylvania State Higher Edl. Assistance Agy.
                6 1/8% 12/15/2017                                                                1,093,750         271
     1,410M   Pennsylvania State Higher Edl. Facs. Auth.
                5 1/2% 6/15/2014                                                                 1,487,550         369
              State Public School Bldg. Auth. College Rev:
     1,000M     Butler Cnty. Cmnty. College 5.7% 7/15/2010*                                      1,065,000         264
       500M     Delaware Cnty. Cmnty. College 5 3/4% 10/1/2006                                     533,750         132
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,235,050       1,297
----------------------------------------------------------------------------------------------------------------------
              General Obligation--32.2%
     1,000M   Adams County 5 3/8% 11/15/2022                                                     1,013,750         251
     1,000M   Erie 5.7% 5/15/2007*                                                               1,091,250         270
     1,000M   General McLane School District 5 3/4% 5/15/2007*                                   1,093,750         271
     1,035M   Mercer County 5 1/2% 10/1/2016                                                     1,078,987         267
     1,065M   Mifflin County 5 1/2% 9/1/2020                                                     1,094,288         271
     1,000M   Peters Township School District
                (Washington County) 5% 9/1/2016                                                  1,002,500         249
       385M   Philadelphia 6% 11/15/2014                                                           410,987         102
     1,180M   Philadelphia School District 6% 3/1/2015                                           1,292,100         320
     1,500M   Pittsburgh 5 1/2% 9/1/2014                                                         1,620,000         402
     1,035M   Riverside School District 5.3% 10/15/2016                                          1,060,875         263
              Sto-Rox School District:
       515M     5.6% 12/15/2010*                                                                   565,856         140
       550M     5.65% 12/15/2010*                                                                  606,375         150
     1,000M   Stroudsburg Area School District 5.8% 10/1/2005*                                   1,085,000         269
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,015,718       3,225
----------------------------------------------------------------------------------------------------------------------
              Health Care--17.1%
              Allegheny County Hospital Development Authority:
     1,000M     Allegheny General Hospital Proj. 6.2% 9/1/2007*                                  1,103,750         273
              Health Center - University of Pittsburgh:
     1,000M     5.6% 4/1/2013                                                                    1,047,500         260
     1,000M     5.65% 4/1/2014                                                                   1,041,250         258
     1,000M   Berks County Municipal Auth. Hosp. (Reading Hosp.
                Med. Ctr.) 5.7% 10/1/2014                                                        1,090,000         270
     1,000M   Dauphin County General Hlth. Sys. (Pinnacle Hlth. Sys.)
                5 1/2% 5/15/2013                                                                 1,043,750         259
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
    $1,000M   Pennsylvania State Higher Edl. Facs. Auth. Hlth. Svcs.
                5.7% 11/15/2011                                                                 $1,075,000        $266
       500M   St. Mary Hosp. Auth. Langhorne Hosp. Rev.
                (Franciscan Hlth.) 7% 7/1/2014                                                     507,915         126
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,909,165       1,712
----------------------------------------------------------------------------------------------------------------------
              Housing--1.2%
       460M   Pennsylvania Housing Finance Agy. Single-Family
                Mortgage 7.15% 4/1/2015                                                            470,626         117
----------------------------------------------------------------------------------------------------------------------
              Transportation--2.4%
     1,000M   Allegheny County Port Auth. Spl. Rev. 5% 3/1/2025                                    963,750         239
----------------------------------------------------------------------------------------------------------------------
              Utilities--27.4%
     1,000M   Allegheny County Sanitation Auth. Sewer Rev.
                6 1/4% 12/1/2014                                                                 1,075,000         267
     1,000M   Erie Sewer Authority Revenue 5 7/8% 6/1/2018                                       1,068,750         265
       600M   North Pennsylvania Water Authority 6 7/8% 11/1/2004*                                 669,750         166
              Philadelphia Water & Wastewater:
     1,230M     6 1/4% 8/1/2011                                                                  1,409,888         349
     2,000M     6 1/4% 8/1/2012                                                                  2,297,500         569
     2,950M   Pittsburgh Water & Sewer Authority 6 1/2% 9/1/2013                                 3,469,938         860
     1,000M   Washington County Indl. Dev. Auth. (West Penn. Pwr.)
                6.05% 4/1/2014                                                                   1,066,250         264
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,057,076       2,740
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--5.4%
     1,000M   Pennsylvania Intergovernmental Coop. Auth. Spl.
                Tax Rev. 7% 6/15/2005*                                                           1,123,750         278
     1,000M   Pennsylvania State Indl. Dev. Auth. 6% 1/1/2012                                    1,061,250         263
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,185,000         541
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $37,026,211)                                     98.7%     39,836,385       9,871
Other Assets, Less Liabilities                                                         1.3         519,451         129
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $40,355,836     $10,000
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.


See notes to financial statements




Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--VIRGINIA FUND
June 30, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.1%
              Education--5.8%
      $575M   George Mason University 6 3/8% 2/1/2016                                             $619,563        $200
     1,100M   Norfolk Redev. & Housing Auth.
                (Tidewater Cmnty. College) 5 7/8% 11/1/2015                                      1,166,000         375
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,785,563         575
----------------------------------------------------------------------------------------------------------------------
              General Obligation--21.6%
     1,000M   Hampton 5 3/4% 2/1/2014                                                            1,086,250         349
     1,000M   Portsmouth Public Utility 5 1/2% 8/1/2019                                          1,018,750         328
              Richmond:
     1,000M     5 3/8% 1/15/2015                                                                 1,043,750         336
     1,000M     5 1/2% 1/15/2017                                                                 1,043,750         336
              Virginia State Public School Authority:
       500M     6 1/2% 8/1/2004*                                                                   553,125         178
     1,000M     5% 8/1/2017                                                                      1,000,000         321
     1,000M     5% 8/1/2021                                                                        981,250         315
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,726,875       2,163
----------------------------------------------------------------------------------------------------------------------
              Health Care--10.1%
     1,150M   Danville Ind. Dev. Auth. (Danville Reg. Med. Ctr.)
                6 3/8% 10/1/2004*                                                                1,265,000         407
     1,675M   Roanoke Indl. Dev. Auth. (Roanoke Memorial
                Hospitals Proj.) 6 1/8% 7/1/2017                                                 1,876,000         603
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,141,000       1,010
----------------------------------------------------------------------------------------------------------------------
              Transportation--16.3%
     1,585M   Norfolk Airport Auth. 5 3/8% 7/1/2015                                              1,652,363         532
     1,000M   Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.
                6 1/4% 7/1/2014                                                                  1,163,750         374
     1,075M   Richmond Metropolitan Auth. Expwy. Rev.
                5 1/4% 7/15/2017                                                                 1,120,688         361
     1,000M   Washington, D.C. Metropolitan Area Trans. Auth.
                6% 7/1/2008                                                                      1,116,250         359
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,053,051       1,626
----------------------------------------------------------------------------------------------------------------------
              Utilities--19.9%
     1,165M   Bristol Utility Sys. Rev. 5 3/4% 7/15/2015                                         1,265,481         407
       525M   Leesburg Utility Sys. Rev. 6.3% 7/1/2002*                                            553,969         178
       500M   Loudon County Sanitation Auth. Water & Sewer Rev.
                6 1/4% 1/1/2003*                                                                   531,875         171
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
    $1,000M   Norfolk Water Rev. 5 7/8% 11/1/2015                                               $1,073,750        $346
       500M   Portsmouth Public Utility 5% 6/1/2026                                                482,500         155
     1,250M   Puerto Rico Electric Power Auth. 5 1/4% 7/1/2029                                   1,259,375         405
     1,000M   Virginia Beach Water and Sewer 5 1/8% 8/1/2014                                     1,027,500         331
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,194,450       1,993
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--24.4%
       700M   Frederick County Indl. Dev. Auth. (Govt. Complex Proj.)
                6 1/2% 12/1/2014                                                                   760,375         245
       750M   Gloucester County Indl. Dev. Auth. (Courthouse Proj.)
                5 3/8% 11/1/2020                                                                   767,812         247
       500M   Henrico County Economic Dev. Auth.
                (Regional Jail Proj.) 5 5/8% 11/1/2015                                             532,500         171
     1,000M   Montgomery County Indl. Dev. Auth. Series "C"
                6% 1/15/2017                                                                     1,096,250         353
     1,000M   Puerto Rico Public Buildings Auth. 6 1/4% 7/1/2014                                 1,163,750         374
     1,000M   Richmond Redev. & Housing Auth.
                (Old Manchester Projects) 6.8% 3/1/2005*                                         1,127,500         363
              Riverside Regional Jail Authority:
       545M     5 7/8% 7/1/2005*                                                                   600,863         193
       455M     5 7/8% 7/1/2014                                                                    488,556         157
     1,010M   Virginia State Resources Auth. Infrastructure Rev.
                Series "B" 5 1/2% 5/1/2018                                                       1,047,875         337
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,585,481       2,440
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $28,842,802)                                               30,486,420       9,807
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--1.6%
       500M   Puerto Rico Commonwealth Floater Certificates
                Govt. Dev. Bank Adjustable Rate Note 2.35%**
                (cost $500,000)                                                                    500,000         161
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $29,342,802)                                                                  99.7%     30,986,420       9,968
Other Assets, Less Liabilities                                                          .3         100,292          32
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $31,086,712     $10,000
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset weekly by the issuer. The interest rate shown on these securities is the rate in effect at June 30, 2001.


See notes to financial statements






Statement of Assets and Liabilities
FIRST INVESTORS
June 30, 2001
-------------------  ------------  ------------  ------------  ------------  ------------------------------------------------------
                                                                                        MULTI-STATE INSURED TAX FREE FUND
                                                                             ------------------------------------------------------
                       TAX-EXEMPT       INSURED                     INSURED      NEW YORK
                            MONEY  INTERMEDIATE       INSURED           TAX       INSURED
                           MARKET    TAX EXEMPT    TAX EXEMPT     EXEMPT II      TAX FREE      ARIZONA     CALIFORNIA      COLORADO
-------------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
Assets
Investments
  in securities:
  At identified cost  $20,928,337   $13,268,506  $849,194,533   $20,413,120  $160,884,154   $17,200,297   $15,063,200    $6,047,938
                     ============  ============  ============  ============  ============  ============  ============  ============
  At value
  (Note 1A)           $20,928,337   $13,766,019  $939,683,661   $21,773,831  $174,432,916   $18,244,385   $16,564,750    $6,448,675
Cash (overdraft)          143,941         1,119       (89,087)      549,965        49,835        44,006        98,683        25,437
Receivables:
  Interest                178,557       114,135    14,775,986       234,075     3,033,196       357,394       256,360        42,118
  Investment
  securities sold              --       600,834            --            --            --       557,231       479,006       296,947
  Shares sold                  --         5,713       107,123       241,778       150,497        35,996        91,986        20,834
  Other assets              4,891            --        81,733            17        10,408            --           628            --
                     ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
Total Assets           21,255,726    14,487,820   954,559,416    22,799,666   177,676,852    19,239,012    17,491,413     6,834,011
                     ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
Liabilities
Payables:
  Dividends payable        39,324        34,777     3,243,367        67,873       584,569        61,335        62,949        22,593
  Investment
  securities
  purchased               406,542     2,261,899    17,013,984     1,832,651            --     1,573,311       531,910       559,851
  Shares redeemed          34,291            --     1,053,905           499        94,143        30,103        22,378         1,623
Accrued advisory fees       7,978         3,759       491,646         8,691        84,287         4,159         4,004         1,217
Accrued expenses           16,153        16,167        80,535         1,857        15,156         3,376         5,870            51
                     ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
Total Liabilities         504,288     2,316,602    21,883,437     1,911,571       778,155     1,672,284       627,111       585,335
                     ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
Net Assets            $20,751,438   $12,171,218  $932,675,979   $20,888,095  $176,898,697   $17,566,728   $16,864,302    $6,248,676
                     ============  ============  ============  ============  ============  ============  ============  ============
Net Assets
Consist of:
Capital paid in       $20,751,438   $11,470,400  $838,699,881   $19,405,891  $163,929,395   $16,594,201   $15,358,171    $5,857,296
Undistributed
  net investment
  income (deficit)             --         3,013       224,385        (3,179)       32,212         2,089         7,494         2,304
Accumulated net
  realized
  gain (loss)
  on investments               --       200,292     3,262,585       124,672      (611,672)      (73,650)       (2,913)      (11,661)
Net unrealized
  appreciation
  in value
  of investments               --       497,513    90,489,128     1,360,711    13,548,762     1,044,088     1,501,550       400,737
                     ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
Total                 $20,751,438   $12,171,218  $932,675,979   $20,888,095  $176,898,697   $17,566,728   $16,864,302    $6,248,676
                     ============  ============  ============  ============  ============  ============  ============  ============
Net Assets:
  Class A             $20,748,319   $10,412,163  $927,437,334   $20,059,915  $170,988,475   $16,415,994   $16,000,866    $5,843,838
  Class B             $     3,119   $ 1,759,055  $  5,238,645   $   828,180  $  5,910,222   $ 1,150,734   $   863,436    $  404,838
Shares outstanding
  (Note 2):
  Class A              20,748,319     1,687,169    90,023,023     1,395,655    11,716,580     1,225,169     1,350,184       446,425
  Class B                   3,119       284,626       508,675        57,628       405,149        85,916        72,877        30,944

Net asset value and
  redemption price
  per share -
  Class A                   $1.00+        $6.17        $10.30        $14.37        $14.59        $13.40        $11.85        $13.09
                     ============  ============  ============  ============  ============  ============  ============  ============
Maximum offering
  price per
  share -
  Class A*                    N/A         $6.58        $10.99        $15.33        $15.56        $14.29        $12.64        $13.96
                     ============  ============  ============  ============  ============  ============  ============  ============
Net asset value
  and offering
  price per
  share -
  Class B
  (Note 2)                  $1.00         $6.18        $10.30        $14.37        $14.59        $13.39        $11.85        $13.08
                     ============  ============  ============  ============  ============  ============  ============  ============

* On purchases of $25,000 or more, the sales charge is reduced.

+ Also maximum offering price per share.


See notes to financial statements




Statement of Assets and Liabilities
FIRST INVESTORS
June 30, 2001
-------------------------------    ------------------------------------------------------------------------------------------------
                                                                 MULTI-STATE INSURED TAX FREE FUND
                                   ------------------------------------------------------------------------------------------------

                                    CONNECTICUT       FLORIDA       GEORGIA      MARYLAND  MASSACHUSETTS     MICHIGAN     MINNESOTA
-------------------------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------
Assets
Investments in securities:
  At identified cost                $22,724,296   $28,288,157    $6,760,666   $18,291,019   $23,482,599   $35,234,944    $9,322,139
                                   ============  ============  ============  ============  ============  ============  ============

  At value (Note 1A)                $24,337,544   $30,235,713    $7,285,844   $19,467,477   $25,126,481   $38,423,818    $9,806,567
Cash                                    124,568        50,857        22,788        45,558        73,639         1,968        18,279
Receivables:
  Interest                              452,475       432,591       104,368       361,230       375,493       525,361       192,161
  Investment securities sold                 --       392,834            --            --       489,848            --            --
  Shares sold                           139,087       213,193         2,000        16,617         7,047        11,876        30,781
  Other assets                               16            31            --            --           644         1,933           528
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
Total Assets                         25,053,690    31,325,219     7,415,000    19,890,882    26,073,152    38,964,956    10,048,316
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
Liabilities
Payables:
  Dividends payable                      86,102        99,796        26,684        68,156        90,850       141,030        34,998
  Investment securities
  purchased                                  --     1,950,040            --            --            --            --            --
  Shares redeemed                           400        57,462           400            44        11,729            --         6,808
Accrued advisory fees                     8,864        10,307         1,463         4,733         9,301        13,832         1,912
Accrued expenses                            734           586            61         2,898         8,652            --            73
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
Total Liabilities                        96,100     2,118,191        28,608        75,831       120,532       154,862        43,791
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
Net Assets                          $24,957,590   $29,207,028    $7,386,392   $19,815,051   $25,952,620   $38,810,094   $10,004,525
                                   ============  ============  ============  ============  ============  ============  ============
Net Assets Consist of:
Capital paid in                     $23,394,933   $27,113,123    $6,898,386   $18,729,605   $24,300,831   $35,596,239    $9,574,805
Undistributed net investment
  income                                  3,125         4,036         1,318         4,496        19,990        12,341         1,811
Accumulated net realized gain
  (loss) on investments                 (53,716)      142,313       (38,490)      (95,508)      (12,083)       12,640       (56,519)
Net unrealized appreciation
  in value
  of investments                      1,613,248     1,947,556       525,178     1,176,458     1,643,882     3,188,874       484,428
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
Total                               $24,957,590   $29,207,028    $7,386,392   $19,815,051   $25,952,620   $38,810,094   $10,004,525
                                   ============  ============  ============  ============  ============  ============  ============
Net Assets:
  Class A                           $21,246,178   $27,870,156    $6,847,825   $15,968,067   $23,603,661   $37,539,027    $9,776,272
  Class B                           $ 3,711,412   $ 1,336,872    $  538,567   $ 3,846,984   $ 2,348,959   $ 1,271,067    $  228,253
Shares outstanding (Note 2):
  Class A                             1,621,414     2,086,370       517,783     1,185,523     1,991,676     2,953,025       845,969
  Class B                               283,344       100,085        40,777       285,652       198,235       100,086        19,751

Net asset asset value and
  redemption price
  per share - Class A                    $13.10        $13.36        $13.23        $13.47        $11.85        $12.71        $11.56
                                   ============  ============  ============  ============  ============  ============  ============
Maximum offering price
  per share - Class A*                   $13.97        $14.25        $14.11        $14.37        $12.64        $13.56        $12.33
                                   ============  ============  ============  ============  ============  ============  ============
Net asset value and
  offering price
  per share - Class B
  (Note 2)                               $13.10        $13.36        $13.21        $13.47        $11.85        $12.70        $11.56
                                   ============  ============  ============  ============  ============  ============  ============

* On purchases of $25,000 or more, the sales charge is reduced.


See notes to financial statements




Statement of Assets and Liabilities
FIRST INVESTORS
June 30, 2001
-------------------------------    -----------------------------------------------------------------------------------------------
                                                                 MULTI-STATE INSURED TAX FREE FUND
                                   -----------------------------------------------------------------------------------------------
                                                                      NORTH
                                       MISSOURI    NEW JERSEY      CAROLINA          OHIO        OREGON  PENNSYLVANIA     VIRGINIA
-------------------------------    ------------  ------------  ------------  ------------  ------------  ------------  -----------
Assets
Investments in securities:
  At identified cost                 $4,087,912   $55,746,023   $12,737,655   $18,721,002   $16,855,640   $37,026,211  $29,342,802
                                   ============  ============  ============  ============  ============  ============  ===========
  At value (Note 1A)                 $4,314,883   $60,299,909   $13,467,725   $20,173,306   $17,819,606   $39,836,385  $30,986,420
Cash                                     15,666        77,485       123,096        24,465        39,872        71,380       63,834
Receivables:
  Interest                               74,105     1,183,104       189,180       148,726       212,509       534,905      585,338
  Shares sold                                --       130,626         4,776         2,130           203        79,713      133,758
  Other assets                               --           277         3,730           572            --            81           47
                                   ------------  ------------  ------------  ------------  ------------  ------------  -----------
Total Assets                          4,404,654    61,691,401    13,788,507    20,349,199    18,072,190    40,522,464   31,769,397
                                   ------------  ------------  ------------  ------------  ------------  ------------  -----------
Liabilities
Payables:
  Dividends payable                      15,685       214,529        45,953        72,327        60,582       139,234      108,296
  Investment securities
  purchased                                  --     1,011,776            --            --            --            --      486,962
  Shares redeemed                            --        56,642            --        25,763         2,041         9,418       67,039
Accrued advisory fees                       873        26,050         3,254         7,248         4,251        14,542       11,026
Accrued expenses                             71        15,429            --         7,032         8,574         3,434        9,362
                                   ------------  ------------  ------------  ------------  ------------  ------------  -----------
Total Liabilities                        16,629     1,324,426        49,207       112,370        75,448       166,628      682,685
                                   ------------  ------------  ------------  ------------  ------------  ------------  -----------
Net Assets                           $4,388,025   $60,366,975   $13,739,300   $20,236,829   $17,996,742   $40,355,836  $31,086,712
                                   ============  ============  ============  ============  ============  ============  ===========
Net Assets Consist of:
Capital paid in                      $4,227,182   $55,673,338   $13,138,253   $18,702,132   $17,170,460   $37,360,955  $29,316,140
Undistributed net investment
  income                                    921        45,432         2,497        11,773         6,216         5,077       15,786
Accumulated net realized
  gain (loss)
  on investments                        (67,049)       94,319      (131,520)       70,620      (143,900)      179,630      111,168
Net unrealized appreciation
  in value
  of investments                        226,971     4,553,886       730,070     1,452,304       963,966     2,810,174    1,643,618
                                   ------------  ------------  ------------  ------------  ------------  ------------  -----------
  Total                              $4,388,025   $60,366,975   $13,739,300   $20,236,829   $17,996,742   $40,355,836  $31,086,712
                                   ============  ============  ============  ============  ============  ============  ===========
Net Assets:
  Class A                            $3,867,523   $56,060,577   $12,079,796   $19,143,056   $16,503,654   $38,366,444  $29,863,520
  Class B                            $  520,502   $ 4,306,398   $ 1,659,504   $ 1,093,773   $ 1,493,088   $ 1,989,392  $ 1,223,192
Shares outstanding (Note 2):
  Class A                               301,077     4,292,877       942,594     1,540,550     1,309,063     2,950,137    2,301,491
  Class B                                40,523       330,527       129,377        87,994       118,496       153,123       94,443

Net asset asset value and
  redemption price
  per share - Class A                    $12.85        $13.06        $12.82        $12.43        $12.61        $13.00       $12.98
                                   ============  ============  ============  ============  ============  ============  ===========
Maximum offering price
  per share - Class A*                   $13.71        $13.93        $13.67        $13.26        $13.45        $13.87       $13.85
                                   ============  ============  ============  ============  ============  ============  ===========
Net asset value and
  offering price
  per share - Class B
  (Note 2)                               $12.84        $13.03        $12.83        $12.43        $12.60        $12.99       $12.95
                                   ============  ============  ============  ============  ============  ============  ===========

* On purchases of $25,000 or more, the sales charge is reduced.


See notes to financial statements




Statement of Operations
FIRST INVESTORS
Six Months Ended June 30, 2001
-------------------------           -----------  ------------  ------------ ---------  ----------  ------------------------------
                                                                                                              MULTI-STATE
                                                                                                          INSURED TAX FREE FUND
                                                                                                   ------------------------------
                                     TAX-EXEMPT       INSURED                 INSURED    NEW YORK
                                          MONEY  INTERMEDIATE      INSURED        TAX     INSURED
                                         MARKET    TAX EXEMPT   TAX EXEMPT  EXEMPT II    TAX FREE  ARIZONA   CALIFORNIA  COLORADO
-------------------------           -----------  ------------  -----------  ---------  ----------  --------  ----------  --------
Investment Income

Interest income                        $334,146      $263,016  $25,604,616   $453,823  $4,544,551  $438,049    $421,773  $153,030
                                   ------------  ------------  -----------  ---------  ----------  --------  ----------  --------
Expenses (Notes 1 and 5):
  Advisory fees                          46,443        32,819    3,297,655     86,194     645,258    61,826      60,010    21,485
  Distribution plan expenses -
  Class A                                    --        11,829    1,265,749     21,536     228,112    19,591      19,182     6,772
  Distribution plan expenses -
  Class B                                    12         7,913       24,289      1,260      26,251     4,573       3,812     1,557
  Shareholder servicing costs            25,270         4,228      342,393      5,478      55,963     5,168       4,536     2,546
  Professional fees                      13,038         4,612       77,829     28,821      26,896     3,733       4,036     1,117
  Custodian fees                          4,958         1,376       37,117      2,170       9,759     1,209       1,380       434
  Reports to shareholders                 3,503           965       14,770        469       6,908       595          96       198
  Other expenses                          5,422         2,531       94,972      1,665      28,219     2,080         766     1,295
                                   ------------  ------------  -----------  ---------  ----------  --------  ----------  --------
Total expenses                           98,761        66,273    5,154,774    147,593   1,027,366    98,775      93,818    35,404
Less: Expenses waived or
      assumed                           (22,876)      (18,019)    (221,918)   (58,175)   (129,052)  (40,577)    (37,815)  (19,479)
      Custodian fees paid
      indirectly                         (1,501)       (1,376)      (4,910)    (2,170)     (8,712)   (1,209)     (1,167)     (434)
                                   ------------  ------------  -----------  ---------  ----------  --------  ----------  --------
Net expenses                             74,384        46,878    4,927,946     87,248     889,602    56,989      54,836    15,491
                                   ------------  ------------  -----------  ---------  ----------  --------  ----------  --------
Net investment income                   259,762       216,138   20,676,670    366,575   3,654,949   381,060     366,937   137,539
                                   ------------  ------------  -----------  ---------  ----------  --------  ----------  --------
Realized and Unrealized Gain (Loss)
  on Investments (Note 4):

Net realized gain (loss)
  on investments                             --       200,292    3,298,303    124,672   1,161,311    87,657      (2,913)   16,731
Net unrealized appreciation
  (depreciation) of
  investments                                --       (78,725)  (4,371,417)   (29,416) (1,271,176)  (40,517)   (195,436)   26,496
                                   ------------  ------------  -----------  ---------  ----------  --------  ----------  --------
Net gain (loss)
  on investments                             --       121,567   (1,073,114)    95,256    (109,865)   47,140    (198,349)   43,227
                                   ------------  ------------  -----------  ---------  ----------  --------  ----------  --------
Net Increase in Net Assets
  Resulting from Operations            $259,762      $337,705  $19,603,556   $461,831  $3,545,084  $428,200    $168,588  $180,766
                                   ============  ============  ===========  =========  ==========  ========  ==========  ========


See notes to financial statements




Statement of Operations
FIRST INVESTORS
Six Months Ended June 30, 2001
-------------------------------    ------------------------------------------------------------------------------------------------
                                                                 MULTI-STATE INSURED TAX FREE FUND
                                   ------------------------------------------------------------------------------------------------

                                    CONNECTICUT       FLORIDA       GEORGIA      MARYLAND  MASSACHUSETTS     MICHIGAN     MINNESOTA
-------------------------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------
Investment Income

Interest income                        $641,241      $713,149      $181,808      $485,544      $673,091    $1,025,099      $242,107
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
Expenses (Notes 1 and 5):
  Advisory fees                          89,181       101,435        26,058        69,601        92,735       140,340        33,576
  Distribution plan expenses -
  Class A                                25,325        32,647         8,019        18,873        28,719        45,679        11,026
  Distribution plan expenses -
  Class B                                18,518         5,580         2,668        18,138         9,587         5,813           664
  Shareholder servicing costs             7,668         8,360         2,065         6,051         9,204        12,744         3,374
  Professional fees                      13,375        10,300         1,943         6,326         9,632        12,000         2,067
  Custodian fees                          1,616         1,443           533         1,220         1,680         1,353           756
  Reports to shareholders                   698           748           140           543           989         1,142           244
  Other expenses                          3,609         4,818         1,649         3,831         4,180         3,532         2,025
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
Total expenses                          159,990       165,331        43,075       124,583       156,726       222,603        53,732
Less: Expenses waived or
      assumed                           (49,523)      (51,558)      (23,169)      (49,344)      (48,989)      (56,136)      (30,096)
      Custodian fees paid
      indirectly                         (1,616)       (1,443)         (533)       (1,220)       (1,680)         (959)         (756)
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
Net expenses                            108,851       112,330        19,373        74,019       106,057       165,508        22,880
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
Net investment income                   532,390       600,819       162,435       411,525       567,034       859,591       219,227
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
Realized and Unrealized Gain
  (Loss) on Investments (Note 4):

Net realized gain (loss) on
  investments                           176,274       142,453          (851)       35,731        66,692        12,640        25,042
Net unrealized depreciation
  of investments                       (186,645)     (176,912)       (2,491)      (49,607)      (79,757)      (40,188)      (29,439)
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
Net loss on investments                 (10,371)      (34,459)       (3,342)      (13,876)      (13,065)      (27,548)       (4,397)
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
Net Increase in Net Assets
  Resulting from Operations            $522,019      $566,360      $159,093      $397,649      $553,969      $832,043      $214,830
                                   ============  ============  ============  ============  ============  ============  ============


See notes to financial statements




Statement of Operations
FIRST INVESTORS
Six Months Ended June 30, 2001
-------------------------------    ------------------------------------------------------------------------------------------------
                                                                 MULTI-STATE INSURED TAX FREE FUND
                                   ------------------------------------------------------------------------------------------------
                                                                      NORTH
                                       MISSOURI    NEW JERSEY      CAROLINA          OHIO        OREGON  PENNSYLVANIA      VIRGINIA
-------------------------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------
Investment Income

Interest income                        $106,261    $1,548,916      $324,625      $549,821      $441,411    $1,043,803      $727,664
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
Expenses (Notes 1 and 5):
  Advisory fees                          15,193       215,953        46,710        75,302        64,271       145,432       101,662
  Distribution plan expenses -
  Class A                                 4,524        67,713        13,565        24,011        19,586        46,950        32,873
  Distribution plan expenses -
  Class B                                 2,163        19,273         7,945         5,147         6,744         7,534         4,834
  Shareholder servicing costs             1,936        18,212         4,703         8,180         7,771        13,832        11,290
  Professional fees                       1,256        20,511         4,359         6,678         8,023        13,182        11,548
  Custodian fees                            396         1,783           781           769         1,285         2,019         1,818
  Reports to shareholders                   138         1,682           449           688         1,237           414         1,414
  Other expenses                          1,243         8,547         1,241         2,797         2,468         4,049         6,395
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
Total expenses                           26,849       353,674        79,753       123,572       111,385       233,412       171,834
Less: Expenses waived or
      assumed                           (14,702)      (57,588)      (32,647)      (38,846)      (50,122)      (58,173)      (58,083)
      Custodian fees paid
      indirectly                           (396)       (1,775)         (662)         (593)       (1,285)       (2,019)       (1,818)
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
Net expenses                             11,751       294,311        46,444        84,133        59,978       173,220       111,933
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
Net investment income                    94,510     1,254,605       278,181       465,688       381,433       870,583       615,731
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
Realized and Unrealized Gain (Loss)
  on Investments (Note 4):

Net realized gain on
  investments                             3,440       147,502        40,021        70,620        58,879       179,630       111,168
Net unrealized depreciation
  of investments                        (18,003)     (110,652)      (72,231)     (132,046)      (95,716)      (43,100)     (148,129)
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
Net gain (loss) on
investments                             (14,563)       36,850       (32,210)      (61,426)      (36,837)      136,530       (36,961)
                                   ------------  ------------  ------------  ------------  ------------  ------------  ------------
Net Increase in Net Assets
  Resulting from Operations            $ 79,947    $1,291,455      $245,971      $404,262      $344,596    $1,007,113      $578,770
                                   ============  ============  ============  ============  ============  ============  ============


See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS

------------------------------------------------  ------------------------------------------------------------
                                                              TAX-EXEMPT            INSURED INTERMEDIATE
                                                             MONEY MARKET                TAX EXEMPT
                                                  -----------------------------  -----------------------------
                                                     1/1/01 to       1/1/00 to       1/1/01 to       1/1/00 to
                                                       6/30/01        12/31/00         6/30/01        12/31/00
------------------------------------------------  ------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations
Net investment income                                $ 259,762       $ 590,294       $ 216,138       $ 397,710
Net realized gain on
  investments                                               --              --         200,292          60,765
Net unrealized appreciation
  (depreciation)
  of investments                                            --              --         (78,725)        453,197
                                                  ------------    ------------    ------------    ------------
Net increase in net assets
  resulting
  from operations                                      259,762         590,294         337,705         911,672
                                                  ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income -
  Class A                                             (259,436)       (589,336)       (191,724)       (348,773)
Net investment income -
  Class B                                                 (326)           (958)        (26,283)        (44,055)
Net realized gains - Class A                                --              --              --         (46,381)
Net realized gains - Class B                                --              --              --          (7,685)
                                                  ------------    ------------    ------------    ------------
Total distributions                                   (259,762)       (590,294)       (218,007)       (446,894)
                                                  ------------    ------------    ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold                           15,161,160      26,859,558       1,569,174       1,899,322
Reinvestment of distributions                          219,462         582,638         125,513         295,082
Cost of shares redeemed                            (12,185,340)    (26,367,199)       (457,125)     (1,789,378)
                                                  ------------    ------------    ------------    ------------
                                                     3,195,282       1,074,997       1,237,562         405,026
                                                  ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                  103         169,333         489,943         394,360
Reinvestment of distributions                              208             914          17,547          42,094
Cost of shares redeemed                               (137,161)        (31,310)       (268,800)       (148,127)
                                                  ------------    ------------    ------------    ------------
                                                      (136,850)        138,937         238,690         288,327
                                                  ------------    ------------    ------------    ------------
Net increase (decrease) from
  share transactions                                 3,058,432       1,213,934       1,476,252         693,353
                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in
  net assets                                         3,058,432       1,213,934       1,595,950       1,158,131

Net Assets
Beginning of period                                 17,693,006      16,479,072      10,575,268       9,417,137
                                                  ------------    ------------    ------------    ------------
End of period+                                     $20,751,438     $17,693,006     $12,171,218     $10,575,268
                                                  ============    ============    ============    ============

+ Includes undistributed
  net investment income
  (deficit) of                                     $        --     $        --     $     3,013     $     4,882
                                                  ============    ============    ============    ============

* Shares Issued and Redeemed
Class A:
Sold                                                15,161,160      26,859,558         253,953         320,103
Issued for distributions
  reinvested                                           219,462         582,638          20,367          49,643
Redeemed                                           (12,185,340)    (26,367,199)        (74,051)       (304,147)
                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in
  Class A shares
  outstanding                                        3,195,282       1,074,997         200,269          65,599
                                                  ============    ============    ============    ============
Class B:
Sold                                                       103         169,333          79,177          66,447
Issued for distributions
  reinvested                                               208             914           2,842           7,058
Redeemed                                              (137,161)        (31,310)        (43,911)        (25,325)
                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in
  Class B shares
  outstanding                                         (136,850)        138,937          38,108          48,180
                                                  ============    ============    ============    ============

See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS

------------------------------------------------  ------------------------------------------------------------
                                                              INSURED                     INSURED
                                                             TAX EXEMPT                 TAX EXEMPT II
                                                  -----------------------------  -----------------------------
                                                     1/1/01 to       1/1/00 to       1/1/01 to       1/1/00 to
                                                       6/30/01        12/31/00         6/30/01        12/31/00
------------------------------------------------  ------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations
Net investment income                               $20,676,670     $43,919,966       $ 366,575       $ 734,955
Net realized gain on
  investments                                         3,298,303       5,887,109         124,672         456,716
Net unrealized appreciation
  (depreciation)
  of investments                                     (4,371,417)     55,634,616         (29,416)        763,343
                                                   ------------    ------------    ------------    ------------
Net increase in net assets
  resulting
  from operations                                    19,603,556     105,441,691         461,831       1,955,014
                                                   ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income -
  Class A                                           (21,896,441)    (47,412,130)       (368,629)       (749,167)
Net investment income -
  Class B                                               (96,629)       (181,137)         (4,674)            (70)
Net realized gains - Class A                                 --              --              --        (455,327)
Net realized gains - Class B                                 --              --              --          (1,463)
                                                   ------------    ------------    ------------    ------------
Total distributions                                 (21,993,070)    (47,593,267)       (373,303)     (1,206,027)
                                                   ------------    ------------    ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold                             9,730,014      13,219,566       5,357,726       1,029,725
Reinvestment of distributions                        14,193,167      36,293,582         165,604         711,459
Cost of shares redeemed                             (39,614,423)  (120,265,077)      (1,514,565)     (2,366,906)
                                                   ------------    ------------    ------------    ------------
                                                    (15,691,242)    (70,751,929)      4,008,765        (625,722)
                                                   ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                             1,046,244         718,417         971,315          51,461
Reinvestment of distributions                            60,929         138,893           2,482           1,533
Cost of shares redeemed                                (220,499)     (1,040,875)       (201,141)             --
                                                   ------------    ------------    ------------    ------------
                                                        886,674        (183,565)        772,656          52,994
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) from
  share transactions                                (14,804,568)    (70,935,494)      4,781,421        (572,728)
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in
  net assets                                        (17,194,082)    (13,087,070)      4,869,949         176,259

Net Assets
Beginning of period                                 949,870,061     962,957,131      16,018,146      15,841,887
                                                   ------------    ------------    ------------    ------------
End of period+                                     $932,675,979    $949,870,061     $20,888,095     $16,018,146
                                                   ============    ============    ============    ============

+ Includes undistributed
  net investment income
  (deficit) of                                     $    224,385    $  1,540,785     $    (3,179)    $     3,549
                                                   ============    ============    ============    ============

* Shares Issued and Redeemed
Class A:
Sold                                                    939,072       1,335,485         372,778          72,660
Issued for distributions
  reinvested                                          1,372,560       3,667,741          11,556          50,353
Redeemed                                             (3,825,951)    (12,210,540)       (105,440)       (170,281)
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in
  Class A shares
  outstanding                                        (1,514,319)     (7,207,314)        278,894         (47,268)
                                                   ============    ============    ============    ============
Class B:
Sold                                                    101,049          73,650          67,907           3,506
Issued for distributions
reinvested                                                5,897          14,042             173             107
Redeemed                                                (21,272)       (106,580)        (14,066)             --
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in
  Class B shares
  outstanding                                            85,674         (18,888)         54,014           3,613
                                                   ============    ============    ============    ============

See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS

------------------------------------------------  ------------------------------------------------------------
                                                                                     MULTI-STATE INSURED
                                                                                        TAX FREE FUND
                                                             NEW YORK            -----------------------------
                                                         INSURED TAX FREE                  ARIZONA
                                                  -----------------------------  -----------------------------
                                                     1/1/01 to       1/1/00 to       1/1/01 to       1/1/00 to
                                                       6/30/01        12/31/00         6/30/01        12/31/00
------------------------------------------------  ------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations
Net investment income                              $ 3,654,949     $ 7,619,724       $ 381,060       $ 661,891
Net realized gain (loss) on
  investments                                        1,161,311        (430,047)         87,657          54,191
Net unrealized appreciation
  (depreciation)
  of investments                                    (1,271,176)     12,231,349         (40,517)        672,717
                                                  ------------    ------------    ------------    ------------
Net increase in net assets
  resulting
  from operations                                    3,545,084      19,421,026         428,200       1,388,799
                                                  ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income -
  Class A                                           (3,645,098)     (8,061,982)       (363,116)       (683,962)
Net investment income -
  Class B                                              (95,169)       (176,639)        (17,933)        (24,143)
Net realized gains - Class A                                --              --              --              --
Net realized gains - Class B                                --              --              --              --
                                                  ------------    ------------    ------------    ------------
Total distributions                                 (3,740,267)     (8,238,621)       (381,049)       (708,105)
                                                  ------------    ------------    ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold                            9,427,447       7,438,589       1,739,967       3,821,090
Reinvestment of distributions                        2,205,748       5,731,991         157,680         364,819
Cost of shares redeemed                             (8,335,793)    (20,817,474)       (311,005)     (1,800,785)
                                                  ------------    ------------    ------------    ------------
                                                     3,297,402      (7,646,894)      1,586,642       2,385,124
                                                  ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                            1,608,209       1,531,079         315,129         283,650
Reinvestment of distributions                           57,034         110,170           9,869          13,523
Cost of shares redeemed                               (254,798)     (2,147,503)             --          (8,761)
                                                  ------------    ------------    ------------    ------------
                                                     1,410,445        (506,254)        324,998         288,412
                                                  ------------    ------------    ------------    ------------
Net increase (decrease) from
  share transactions                                 4,707,847      (8,153,148)      1,911,640       2,673,536
                                                  ------------    ------------    ------------    ------------
Net increase in net assets                           4,512,664       3,029,257       1,958,791       3,354,230

Net Assets
Beginning of period                                172,386,033     169,356,776      15,607,937      12,253,707
                                                  ------------    ------------    ------------    ------------
End of period+                                    $176,898,697    $172,386,033     $17,566,728     $15,607,937
                                                  ============    ============    ============    ============

+ Includes undistributed
  net investment income of                        $     32,212    $    117,530     $     2,089     $     2,078
                                                  ============    ============    ============    ============

* Shares Issued and Redeemed
Class A:
Sold                                                   644,404         532,654         129,603         295,213
Issued for distributions
  reinvested                                           150,792         410,668          11,765          28,199
Redeemed                                              (568,781)     (1,505,062)        (23,247)       (140,308)
                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in
  Class A shares
  outstanding                                          226,415        (561,740)        118,121         183,104
                                                  ============    ============    ============    ============
Class B:
Sold                                                   109,922         109,757          23,557          21,294
Issued for distributions
  reinvested                                             3,902           7,890             737           1,045
Redeemed                                               (17,425)       (155,520)             --            (676)
                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in
  Class B shares
  outstanding                                           96,399         (37,873)         24,294          21,663
                                                  ============    ============    ============    ============

See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS

------------------------------------------------  ------------------------------------------------------------
                                                                MULTI-STATE INSURED TAX FREE FUND
                                                  ------------------------------------------------------------
                                                             CALIFORNIA                    COLORADO
                                                  -----------------------------  -----------------------------
                                                     1/1/01 to       1/1/00 to       1/1/01 to       1/1/00 to
                                                       6/30/01        12/31/00         6/30/01        12/31/00
------------------------------------------------  ------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations
Net investment income                                 $ 366,937       $ 712,912       $ 137,539       $ 240,675
Net realized gain (loss) on
  investments                                            (2,913)        199,069          16,731          18,469
Net unrealized appreciation
  (depreciation)
  of investments                                       (195,436)        973,827          26,496         274,711
                                                   ------------    ------------    ------------    ------------
Net increase in net assets
  resulting
  from operations                                       168,588       1,885,808         180,766         533,855
                                                   ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income -
  Class A                                              (377,626)       (722,748)       (130,971)       (228,604)
Net investment income -
  Class B                                               (15,901)        (24,798)         (6,384)        (12,731)
Net realized gains - Class A                                 --        (190,220)             --              --
Net realized gains - Class B                                 --          (8,981)             --              --
                                                   ------------    ------------    ------------    ------------
Total distributions                                    (393,527)       (946,747)       (137,355)       (241,335)
                                                   ------------    ------------    ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold                             1,763,813       1,853,858         641,622       1,353,527
Reinvestment of distributions                           175,972         530,322          61,715         127,860
Cost of shares redeemed                                (490,562)     (1,905,229)        (39,476)       (686,363)
                                                   ------------    ------------    ------------    ------------
                                                      1,449,223         478,951         663,861         795,024
                                                   ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                               178,703         179,106         108,201           2,000
Reinvestment of distributions                             4,338          13,336           4,002           9,861
Cost of shares redeemed                                      --         (19,711)         (6,983)       (102,671)
                                                   ------------    ------------    ------------    ------------
                                                        183,041         172,731         105,220         (90,810)
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) from
  share transactions                                  1,632,264         651,682         769,081         704,214
                                                   ------------    ------------    ------------    ------------
Net increase in net assets                            1,407,325       1,590,743         812,492         996,734

Net Assets
Beginning of period                                  15,456,977      13,866,234       5,436,184       4,439,450
                                                   ------------    ------------    ------------    ------------
End of period+                                      $16,864,302     $15,456,977      $6,248,676      $5,436,184
                                                   ============    ============    ============    ============

+ Includes undistributed
  net investment income of                          $     7,494     $    34,084      $    2,304      $    2,120
                                                   ============    ============    ============    ============

* Shares Issued and Redeemed
Class A:
Sold                                                    147,494         160,626          49,061         108,075
Issued for distributions
  reinvested                                             14,723          45,309           4,730          10,235
Redeemed                                                (41,035)       (163,753)         (3,018)        (55,046)
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in
  Class A shares
  outstanding                                           121,182          42,182          50,773          63,264
                                                   ============    ============    ============    ============
Class B:
Sold                                                     14,886          15,340           8,292             162
Issued for distributions
  reinvested                                                363           1,140             307             790
Redeemed                                                     --          (1,683)           (540)         (8,437)
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in
  Class B shares
  outstanding                                            15,249          14,797           8,059          (7,485)
                                                   ============    ============    ============    ============

See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS

------------------------------------------------  ------------------------------------------------------------
                                                                MULTI-STATE INSURED TAX FREE FUND
                                                  ------------------------------------------------------------
                                                            CONNECTICUT                     FLORIDA
                                                  -----------------------------  -----------------------------
                                                     1/1/01 to       1/1/00 to       1/1/01 to       1/1/00 to
                                                       6/30/01        12/31/00         6/30/01        12/31/00
------------------------------------------------  ------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations
Net investment income                                $ 532,390     $ 1,063,963       $ 600,819     $ 1,197,918
Net realized gain (loss) on
  investments                                          176,274          40,198         142,453         269,338
Net unrealized appreciation
  (depreciation)
  of investments                                      (186,645)      1,139,495        (176,912)      1,310,150
                                                  ------------    ------------    ------------    ------------
Net increase in net assets
  resulting
  from operations                                      522,019       2,243,656         566,360       2,777,406
                                                  ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income -
  Class A                                             (467,738)       (974,503)       (588,608)     (1,259,629)
Net investment income -
  Class B                                              (71,579)       (143,944)        (21,120)        (36,641)
Net realized gains - Class A                                --              --              --        (211,565)
Net realized gains - Class B                                --              --              --          (7,572)
                                                  ------------    ------------    ------------    ------------
Total distributions                                   (539,317)     (1,118,447)       (609,728)     (1,515,407)
                                                  ------------    ------------    ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold                            1,566,698       2,801,504       3,416,414       2,925,739
Reinvestment of distributions                          285,633         693,971         260,704         824,487
Cost of shares redeemed                               (544,978)     (2,407,661)     (1,593,044)     (2,875,373)
                                                  ------------    ------------    ------------    ------------
                                                     1,307,353       1,087,814       2,084,074         874,853
                                                  ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                              341,778         257,906         432,694         109,874
Reinvestment of distributions                           40,318          98,894           8,519          25,762
Cost of shares redeemed                               (205,750)       (186,494)        (21,086)        (44,227)
                                                  ------------    ------------    ------------    ------------
                                                       176,346         170,306         420,127          91,409
                                                  ------------    ------------    ------------    ------------
Net increase from share
  transactions                                       1,483,699       1,258,120       2,504,201         966,262
                                                  ------------    ------------    ------------    ------------
Net increase in net assets                           1,466,401       2,383,329       2,460,833       2,228,261

Net Assets
Beginning of period                                 23,491,189      21,107,860      26,746,195      24,517,934
                                                  ------------    ------------    ------------    ------------
End of period+                                     $24,957,590     $23,491,189     $29,207,028     $26,746,195
                                                  ============    ============    ============    ============

+ Includes undistributed
  net investment income of                         $     3,125     $    10,052     $     4,036     $    12,945
                                                  ============    ============    ============    ============

* Shares Issued and Redeemed
Class A:
Sold                                                   119,329         223,169         255,231         225,748
Issued for distributions
  reinvested                                            21,738          54,721          19,440          63,282
Redeemed                                               (41,423)       (189,318)       (117,936)       (222,912)
                                                  ------------    ------------    ------------    ------------
Net increase in Class A shares
  outstanding                                           99,644          88,572         156,735          66,118
                                                  ============    ============    ============    ============
Class B:
Sold                                                    25,948          20,386          32,040           8,512
Issued for distributions
  reinvested                                             3,070           7,799             636           1,980
Redeemed                                               (15,666)        (14,807)         (1,567)         (3,429)
                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in
  Class B shares
  outstanding                                           13,352          13,378          31,109           7,063
                                                  ============    ============    ============    ============

See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS

------------------------------------------------  ------------------------------------------------------------
                                                                MULTI-STATE INSURED TAX FREE FUND
                                                  ------------------------------------------------------------
                                                              GEORGIA                       MARYLAND
                                                  -----------------------------  -----------------------------
                                                     1/1/01 to       1/1/00 to       1/1/01 to       1/1/00 to
                                                       6/30/01        12/31/00         6/30/01        12/31/00
------------------------------------------------  ------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations
Net investment income                                 $ 162,435       $ 311,267       $ 411,525       $ 782,859
Net realized gain (loss) on
  investments                                              (851)          9,505          35,731          20,559
Net unrealized appreciation
  (depreciation)
  of investments                                         (2,491)        485,154         (49,607)      1,083,405
                                                   ------------    ------------    ------------    ------------
Net increase in net assets
  resulting
  from operations                                       159,093         805,926         397,649       1,886,823
                                                   ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income -
  Class A                                              (152,283)       (293,730)       (344,012)       (664,220)
Net investment income -
  Class B                                               (10,740)        (16,763)        (69,399)       (123,174)
Net realized gains - Class A                                 --              --              --              --
Net realized gains - Class B                                 --              --              --              --
                                                   ------------    ------------    ------------    ------------
Total distributions                                    (163,023)       (310,493)       (413,411)       (787,394)
                                                   ------------    ------------    ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold                               670,432         544,115       1,915,425       3,513,953
Reinvestment of distributions                            85,931         193,450         191,317         359,517
Cost of shares redeemed                                (182,962)       (450,052)       (709,415)     (2,768,535)
                                                   ------------    ------------    ------------    ------------
                                                        573,401         287,513       1,397,327       1,104,935
                                                   ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                 4,800         248,998         681,930         792,377
Reinvestment of distributions                             8,988          16,752          37,325          71,438
Cost of shares redeemed                                 (41,034)        (28,089)       (193,997)       (456,944)
                                                   ------------    ------------    ------------    ------------
                                                        (27,246)        237,661         525,258         406,871
                                                   ------------    ------------    ------------    ------------
Net increase from share
  transactions                                          546,155         525,174       1,922,585       1,511,806
                                                   ------------    ------------    ------------    ------------
Net increase in net assets                              542,225       1,020,607       1,906,823       2,611,235

Net Assets
Beginning of period                                   6,844,167       5,823,560      17,908,228      15,296,993
                                                   ------------    ------------    ------------    ------------
End of period+                                       $7,386,392      $6,844,167     $19,815,051     $17,908,228
                                                   ============    ============    ============    ============

+ Includes undistributed
  net investment income of                           $    1,318      $    1,906     $     4,496     $     6,382
                                                   ============    ============    ============    ============

* Shares Issued and Redeemed
Class A:
Sold                                                     50,634          43,265         141,926         270,833
Issued for distributions
  reinvested                                              6,490          15,332          14,161          27,744
Redeemed                                                (13,728)        (35,633)        (52,438)       (212,461)
                                                   ------------    ------------    ------------    ------------
Net increase in Class A shares
  outstanding                                            43,396          22,964         103,649          86,116
                                                   ============    ============    ============    ============
Class B:
Sold                                                        362          19,514          50,352          61,213
Issued for distributions
  reinvested                                                679           1,326           2,763           5,519
Redeemed                                                 (3,078)         (2,262)        (14,423)        (34,939)
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in
  Class B shares
  outstanding                                            (2,037)         18,578          38,692          31,793
                                                   ============    ============    ============    ============

See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS

------------------------------------------------  ------------------------------------------------------------
                                                                MULTI-STATE INSURED TAX FREE FUND
                                                  ------------------------------------------------------------
                                                           MASSACHUSETTS                   MICHIGAN
                                                  -----------------------------  -----------------------------
                                                     1/1/01 to       1/1/00 to       1/1/01 to       1/1/00 to
                                                       6/30/01        12/31/00         6/30/01        12/31/00
------------------------------------------------  ------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations
Net investment income                                $ 567,034     $ 1,112,640       $ 859,591     $ 1,805,577
Net realized gain (loss) on
  investments                                           66,692         (17,230)         12,640         369,159
Net unrealized appreciation
  (depreciation)
  of investments                                       (79,757)      1,476,345         (40,188)      1,645,230
                                                  ------------    ------------    ------------    ------------
Net increase in net assets
  resulting
  from operations                                      553,969       2,571,755         832,043       3,819,966
                                                  ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income -
  Class A                                             (519,575)     (1,133,880)       (868,954)     (1,751,726)
Net investment income -
  Class B                                              (36,544)        (57,648)        (23,271)        (39,242)
Net realized gains - Class A                                --              --              --        (337,055)
Net realized gains - Class B                                --              --              --         (10,101)
                                                  ------------    ------------    ------------    ------------
Total distributions                                   (556,119)     (1,191,528)       (892,225)     (2,138,124)
                                                  ------------    ------------    ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold                            2,033,320       1,851,208       2,445,788       2,118,266
Reinvestment of distributions                          337,637         874,869         447,188       1,344,160
Cost of shares redeemed                             (1,441,571)     (1,858,095)     (1,663,358)     (5,239,310)
                                                  ------------    ------------    ------------    ------------
                                                       929,386         867,982       1,229,618      (1,776,884)
                                                  ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                              807,626         291,176         191,271         165,300
Reinvestment of distributions                           21,344          42,124          12,627          34,199
Cost of shares redeemed                                 (6,861)        (61,836)        (18,815)        (49,873)
                                                  ------------    ------------    ------------    ------------
                                                       822,109         271,464         185,083         149,626
                                                  ------------    ------------    ------------    ------------
Net increase (decrease) from
  share transactions                                 1,751,495       1,139,446       1,414,701      (1,627,258)
                                                  ------------    ------------    ------------    ------------
Net increase in net assets                           1,749,345       2,519,673       1,354,519          54,584

Net Assets
Beginning of period                                 24,203,275      21,683,602      37,455,575      37,400,991
                                                  ------------    ------------    ------------    ------------
End of period+                                     $25,952,620     $24,203,275     $38,810,094     $37,455,575
                                                  ============    ============    ============    ============

+ Includes undistributed
  net investment income of                         $    19,990     $     9,075     $    12,341     $    44,975
                                                  ============    ============    ============    ============

* Shares Issued and Redeemed
Class A:
Sold                                                   170,881         164,257         192,238         170,743
Issued for distributions
  reinvested                                            28,444          77,052          35,071         107,978
Redeemed                                              (121,336)       (163,885)       (130,122)       (424,004)
                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in
  Class A shares
  outstanding                                           77,989          77,424          97,187        (145,283)
                                                  ============    ============    ============    ============
Class B:
Sold                                                    67,869          25,588          15,036          13,241
Issued for distributions
  reinvested                                             1,800           3,707             991           2,746
Redeemed                                                  (572)         (5,583)         (1,478)         (4,021)
                                                  ------------    ------------    ------------    ------------
Net increase in Class B shares
  outstanding                                           69,097          23,712          14,549          11,966
                                                  ============    ============    ============    ============

See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS

------------------------------------------------  ------------------------------------------------------------
                                                                MULTI-STATE INSURED TAX FREE FUND
                                                  ------------------------------------------------------------
                                                            MINNESOTA                      MISSOURI
                                                  -----------------------------  -----------------------------
                                                     1/1/01 to       1/1/00 to       1/1/01 to       1/1/00 to
                                                       6/30/01        12/31/00         6/30/01        12/31/00
------------------------------------------------  ------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations
Net investment income                                $ 219,227       $ 437,131        $ 94,510       $ 152,290
Net realized gain (loss) on
  investments                                           25,042            (536)          3,440          14,498
Net unrealized appreciation
  (depreciation)
  of investments                                       (29,439)        449,951         (18,003)        197,062
                                                  ------------    ------------    ------------    ------------
Net increase in net assets
  resulting
  from operations                                      214,830         886,546          79,947         363,850
                                                  ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income -
  Class A                                             (221,433)       (440,995)        (85,861)       (147,414)
Net investment income -
  Class B                                               (2,804)         (3,695)         (8,662)        (10,157)
Net realized gains - Class A                                --              --              --              --
Net realized gains - Class B                                --              --              --              --
                                                  ------------    ------------    ------------    ------------
Total distributions                                   (224,237)       (444,690)        (94,523)       (157,571)
                                                  ------------    ------------    ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold                            1,184,635         478,787         629,709         817,292
Reinvestment of distributions                          133,067         314,099          30,938          66,356
Cost of shares redeemed                               (136,988)       (987,447)       (124,987)       (202,855)
                                                  ------------    ------------    ------------    ------------
                                                     1,180,714        (194,561)        535,660         680,793
                                                  ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                              130,385          14,980         268,000          33,623
Reinvestment of distributions                            1,889           3,682           4,166           3,658
Cost of shares redeemed                                   (564)         (9,889)             --         (11,048)
                                                  ------------    ------------    ------------    ------------
                                                       131,710           8,773         272,166          26,233
                                                  ------------    ------------    ------------    ------------
Net increase (decrease) from
  share transactions                                 1,312,424        (185,788)        807,826         707,026
                                                  ------------    ------------    ------------    ------------
Net increase in net assets                           1,303,017         256,068         793,250         913,305

Net Assets
Beginning of period                                  8,701,508       8,445,440       3,594,775       2,681,470
                                                  ------------    ------------    ------------    ------------
End of period+                                     $10,004,525      $8,701,508      $4,388,025      $3,594,775
                                                  ============    ============    ============    ============

+ Includes undistributed
  net investment income of                         $     1,811      $    6,821      $      921      $      934
                                                  ============    ============    ============    ============

* Shares Issued and Redeemed
Class A:
Sold                                                   102,292          42,730          48,825          66,498
Issued for distributions
  reinvested                                            11,493          28,092           2,403           5,363
Redeemed                                               (11,863)        (88,710)         (9,706)        (16,682)
                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in
  Class A shares
  outstanding                                          101,922         (17,888)         41,522          55,179
                                                  ============    ============    ============    ============
Class B:
Sold                                                    11,342           1,325          20,696           2,723
Issued for distributions
  reinvested                                               163             329             324             296
Redeemed                                                  (49)            (888)             --            (885)
                                                  ------------    ------------    ------------    ------------
Net increase in Class B shares
  outstanding                                           11,456             766          21,020           2,134
                                                  ============    ============    ============    ============

See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS

------------------------------------------------  ------------------------------------------------------------
                                                                MULTI-STATE INSURED TAX FREE FUND
                                                  ------------------------------------------------------------
                                                            NEW JERSEY                  NORTH CAROLINA
                                                  -----------------------------  -----------------------------
                                                     1/1/01 to       1/1/00 to       1/1/01 to       1/1/00 to
                                                       6/30/01        12/31/00         6/30/01        12/31/00
------------------------------------------------  ------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations
Net investment income                              $ 1,254,605     $ 2,627,868       $ 278,181       $ 506,052
Net realized gain (loss) on
  investments                                          147,502         287,163          40,021         (25,306)
Net unrealized appreciation
  (depreciation)
  of investments                                      (110,652)      2,562,567         (72,231)        787,110
                                                  ------------    ------------    ------------    ------------
Net increase in net assets
  resulting
  from operations                                    1,291,455       5,477,598         245,971       1,267,856
                                                  ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income -
  Class A                                           (1,298,325)     (2,586,988)       (248,000)       (468,766)
Net investment income -
  Class B                                              (78,320)       (139,682)        (30,249)        (43,833)
Net realized gains - Class A                                --              --              --              --
Net realized gains - Class B                                --              --              --              --
                                                  ------------    ------------    ------------    ------------
Total distributions                                 (1,376,645)     (2,726,670)       (278,249)       (512,599)
                                                  ------------    ------------    ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold                            4,903,248       6,325,608       2,149,852       1,748,842
Reinvestment of distributions                          703,943       1,691,370         141,244         299,529
Cost of shares redeemed                             (3,517,454)     (9,400,943)       (906,923)       (975,798)
                                                  ------------    ------------    ------------    ------------
                                                     2,089,737      (1,383,965)      1,384,173       1,072,573
                                                  ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                            1,297,019       1,667,960          84,050         893,262
Reinvestment of distributions                           51,605         108,796          14,800          26,946
Cost of shares redeemed                               (835,899)     (1,478,507)             --         (33,547)
                                                  ------------    ------------    ------------    ------------
                                                       512,725         298,249          98,850         886,661
                                                  ------------    ------------    ------------    ------------
Net increase (decrease) from
  share transactions                                 2,602,462      (1,085,716)      1,483,023       1,959,234
                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in
  net assets                                         2,517,272       1,665,212       1,450,745       2,714,491

Net Assets
Beginning of period                                 57,849,703      56,184,491      12,288,555       9,574,064
                                                  ------------    ------------    ------------    ------------
End of period+                                     $60,366,975     $57,849,703     $13,739,300     $12,288,555
                                                  ============    ============    ============    ============

+ Includes undistributed
  net investment income of                         $    45,432     $   167,472     $     2,497     $     2,565
                                                  ============    ============    ============    ============

* Shares Issued and Redeemed
Class A:
Sold                                                   374,192         501,039         168,034         140,659
Issued for distributions
  reinvested                                            53,705         133,923          11,008          24,306
Redeemed                                              (268,057)       (748,036)        (70,401)        (78,742)
                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in
  Class A shares
  outstanding                                          159,840        (113,074)        108,641          86,223
                                                  ============    ============    ============    ============
Class B:
Sold                                                    99,101         131,281           6,519          72,671
Issued for distributions
  reinvested                                             3,946           8,623           1,152           2,182
Redeemed                                               (63,652)       (117,439)             --          (2,771)
                                                  ------------    ------------    ------------    ------------
Net increase in Class B shares
  outstanding                                           39,395          22,465           7,671          72,082
                                                  ============    ============    ============    ============

See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS

---------------------------------------------------  ------------------------------------------------------------
                                                                   MULTI-STATE INSURED TAX FREE FUND
                                                     ------------------------------------------------------------
                                                                  OHIO                          OREGON
                                                     -----------------------------  -----------------------------
                                                        1/1/01 to       1/1/00 to       1/1/01 to       1/1/00 to
                                                          6/30/01        12/31/00         6/30/01        12/31/00
---------------------------------------------------  ------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations
Net investment income                                   $ 465,688       $ 930,486       $ 381,433       $ 701,605
Net realized gain (loss) on
  investments                                              70,620         246,099          58,879          41,590
Net unrealized appreciation
  (depreciation)
  of investments                                         (132,046)        878,168         (95,716)        806,377
                                                     ------------    ------------    ------------    ------------
Net increase in net assets
  resulting
  from operations                                         404,262       2,054,753         344,596       1,549,572
                                                     ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income -
  Class A                                                (447,163)       (967,028)       (350,530)       (668,048)
Net investment income -
  Class B                                                 (19,968)        (31,950)        (24,687)        (43,481)
Net realized gains - Class A                                   --        (135,391)             --              --
Net realized gains - Class B                                   --          (6,809)             --              --
                                                     ------------    ------------    ------------    ------------
Total distributions                                      (467,131)     (1,141,178)       (375,217)       (711,529)
                                                     ------------    ------------    ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold                                 790,684       1,935,373       1,738,806       3,331,938
Reinvestment of distributions                             274,318         809,083         238,619         539,999
Cost of shares redeemed                                (1,190,126)     (2,866,179)       (590,158)     (1,894,637)
                                                     ------------    ------------    ------------    ------------
                                                         (125,124)       (121,723)      1,387,267       1,977,300
                                                     ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                 201,495         486,490         381,604         258,518
Reinvestment of distributions                              12,053          27,836          20,536          40,891
Cost of shares redeemed                                   (88,116)       (220,586)       (133,087)       (229,135)
                                                     ------------    ------------    ------------    ------------
                                                          125,432         293,740         269,053          70,274
                                                     ------------    ------------    ------------    ------------
Net increase (decrease) from
  share transactions                                          308         172,017       1,656,320       2,047,574
                                                     ------------    ------------    ------------    ------------
Net increase (decrease) in
  net assets                                              (62,561)      1,085,592       1,625,699       2,885,617

Net Assets
Beginning of period                                    20,299,390      19,213,798      16,371,043      13,485,426
                                                     ------------    ------------    ------------    ------------
End of period+                                        $20,236,829     $20,299,390     $17,996,742     $16,371,043
                                                     ============    ============    ============    ============

+ Includes undistributed
  net investment income of                            $    11,773     $    13,216     $     6,216     $        --
                                                     ============    ============    ============    ============

* Shares Issued and Redeemed
Class A:
Sold                                                       63,690         159,160         137,250         274,717
Issued for distributions
  reinvested                                               22,014          66,696          18,892          44,359
Redeemed                                                  (95,752)       (238,605)        (46,579)       (156,753)
                                                     ------------    ------------    ------------    ------------
Net increase (decrease) in
  Class A shares
  outstanding                                             (10,048)        (12,749)        109,563         162,323
                                                     ============    ============    ============    ============
Class B:
Sold                                                       16,101          40,319          30,225          21,111
Issued for distributions
  reinvested                                                  968           2,285           1,627           3,363
Redeemed                                                   (7,067)        (18,494)        (10,542)        (19,152)
                                                     ------------    ------------    ------------    ------------
Net increase in Class B shares
  outstanding                                              10,002          24,110          21,310           5,322
                                                     ============    ============    ============    ============

See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS

------------------------------------------------  ------------------------------------------------------------
                                                                MULTI-STATE INSURED TAX FREE FUND
                                                  ------------------------------------------------------------
                                                           PENNSYLVANIA                      VIRGINIA
                                                  -----------------------------  -----------------------------
                                                     1/1/01 to       1/1/00 to       1/1/01 to       1/1/00 to
                                                       6/30/01        12/31/00         6/30/01        12/31/00
------------------------------------------------  ------------------------------------------------------------
Increase (Decrease) in Net Assets
From Operations
Net investment income                                $ 870,583     $ 1,820,051       $ 615,731     $ 1,101,184
Net realized gain on
  investments                                          179,630         339,014         111,168         117,459
Net unrealized appreciation
  (depreciation)
  of investments                                       (43,100)      1,877,300        (148,129)      1,202,040
                                                  ------------    ------------    ------------    ------------
Net increase in net assets
  resulting
  from operations                                    1,007,113       4,036,365         578,770       2,420,683
                                                  ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income -
  Class A                                             (878,517)     (1,802,988)       (617,203)     (1,073,395)
Net investment income -
  Class B                                              (29,611)        (68,014)        (19,080)        (40,696)
Net realized gains - Class A                                --        (323,477)             --         (83,998)
Net realized gains - Class B                                --         (10,785)             --          (3,674)
                                                  ------------    ------------    ------------    ------------
Total distributions                                   (908,128)     (2,205,264)       (636,283)     (1,201,763)
                                                  ------------    ------------    ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold                            3,012,472       2,039,478       6,846,431       4,522,995
Reinvestment of distributions                          416,910       1,224,362         240,955         657,740
Cost of shares redeemed                             (2,171,491)     (4,745,270)       (773,161)     (3,749,229)
                                                  ------------    ------------    ------------    ------------
                                                     1,257,891      (1,481,430)      6,314,225       1,431,506
                                                  ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                              845,799         153,880         330,280         243,066
Reinvestment of distributions                           18,198          45,519          13,771          38,517
Cost of shares redeemed                               (111,992)       (975,292)        (19,021)       (494,104)
                                                  ------------    ------------    ------------    ------------
                                                       752,005        (775,893)        325,030        (212,521)
                                                  ------------    ------------    ------------    ------------
Net increase (decrease) from
  share transactions                                 2,009,896      (2,257,323)      6,639,255       1,218,985
                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in
  net assets                                         2,108,881        (426,222)      6,581,742       2,437,905

Net Assets
Beginning of period                                 38,246,955      38,673,177      24,504,970      22,067,065
                                                  ------------    ------------    ------------    ------------
End of period+                                     $40,355,836     $38,246,955     $31,086,712     $24,504,970
                                                  ============    ============    ============    ============

+ Includes undistributed
  net investment income of                         $     5,077     $    42,622     $    15,786     $    36,338
                                                  ============    ============    ============    ============

* Shares Issued and Redeemed
Class A:
Sold                                                   232,151         162,762         526,372         357,531
Issued for distributions
  reinvested                                            32,045          96,899          18,556          52,145
Redeemed                                              (166,975)       (379,844)        (59,394)       (300,782)
                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in
  Class A shares
  outstanding                                           97,221        (120,183)        485,534         108,894
                                                  ============    ============    ============    ============
Class B:
Sold                                                    64,978          12,238          25,555          19,361
Issued for distributions
  reinvested                                             1,401           3,599           1,062           3,056
Redeemed                                                (8,569)        (77,323)         (1,459)        (39,295)
                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in
  Class B shares
  outstanding                                           57,810         (61,486)         25,158         (16,878)
                                                  ============    ============    ============    ============


See notes to financial statements



Notes to Financial Statements

1. Significant Accounting Policies--First Investors Tax-Exempt Money Market Fund, Inc. ("Tax-Exempt Money Market Fund"), First Investors Insured Intermediate Tax Exempt Fund ("Insured Intermediate"), a series of First Investors Series Fund ("Series Fund"), First Investors Insured Tax Exempt Fund, Inc. ("Insured Tax Exempt"), First Investors Insured Tax Exempt Fund II ("Insured Tax Exempt II"), a series of Executive Investors Trust, First Investors New York Insured Tax Free Fund, Inc. ("New York Insured") and the Arizona, California, Colorado, Connecticut, Florida, Georgia, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New Jersey, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds, each a series of First Investors Multi-State Insured Tax Free Fund ("Multi-State Insured"), (collectively, the "Funds"), are registered under the Investment Company Act of 1940 (the "1940 Act") as diversified, open-end management investment companies. Each Fund accounts separately for its assets, liabilities and operations. Series Fund offers four additional series which are not included in this report. The investment objective of each Fund is as follows:

Tax-Exempt Money Market Fund seeks to earn a high rate of current income that is exempt from federal income tax, including the Alternative Minimum Tax ("AMT"), consistent with the preservation of capital and maintenance of liquidity.

Insured Intermediate seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT.

Insured Tax Exempt seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT.

Insured Tax Exempt II seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT.

New York Insured and Multi-State Insured seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state and is not a tax preference item for purposes of the AMT.

A. Security Valuation--The Tax-Exempt Money Market Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.



The municipal securities in which the other Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily at their fair value on the basis of valuations provided by a pricing service approved by the applicable Fund's Boards of Directors/Trustees. The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. "When-issued securities" are reflected in the assets of the Funds as of the date the securities are purchased.

The municipal bonds held by the Funds, other than the Tax-Exempt Money Market Fund, are insured as to payment of principal and interest by the issuer or under insurance policies written by independent insurance companies. The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, it is the Funds' policy to value the defaulted bond daily based upon the value of a comparable bond which is insured and not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield. Insured Tax Exempt and Insured Tax Exempt II may invest up to 20% of their assets in portfolio securities not covered by the insurance feature; Insured Intermediate, New York Insured and Multi-State Insured may invest up to 35% of their assets in portfolio securities not covered by the insurance feature.

The secondary market for inverse floating rate securities may be limited. The market value of such securities generally is more volatile than that of a fixed rate obligation and, like most debt obligations, will vary inversely with changes in interest rates. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

B. Federal Income Taxes--It is the policy of the Funds to continue to qualify as regulated investment companies, which can distribute tax exempt dividends, by complying with the provisions available to regulated investment companies, as defined in the Internal Revenue Code. The Funds make distributions of income and net realized capital gains (in excess of any available capital loss carryovers) sufficient to relieve them from all, or substantially all, federal income taxes.




Notes to Financial Statements (continued)

At December 31, 2000, capital loss carryovers were as follows:

                                   Year Capital Loss Carryovers Expire
                         ----------------------------------------------------------
Fund                      Total      2002      2003      2004        2007      2008
------                   ------    ------    ------    ------      ------    ------
Insured Tax Exempt   $   35,719  $    --    $    --   $    --  $   35,719  $     --
New York              1,772,983       --         --        --   1,342,936   430,047
Arizona                 161,308    1,080         --    12,135     148,093        --
Colorado                 28,392    1,921         --        --      26,471        --
Connecticut             229,990   46,107         --        --     183,883        --
Georgia                  37,640       --         --        --      37,640        --
Maryland                131,239    6,741         --    12,765      82,194    29,539
Massachusetts            75,970       --         --        --      61,545    14,425
Minnesota                81,560      431     64,634        --      15,876       619
Missouri                 70,490   29,855      9,705        --      30,930        --
New Jersey               53,182       --         --        --      53,182        --
North Carolina          171,541   36,480     20,296    23,116      65,146    26,503
Oregon                  202,779   89,950         --    55,047      57,782        --


C. Distributions to Shareholders--The Tax-Exempt Money Market Fund declares distributions daily and pays distributions monthly. Distributions are declared from the total of net investment income plus or minus all realized short-term gains and losses on investments. Dividends from net investment income of the other Funds are declared daily and paid monthly, and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales and post-October losses.

D. Expense Allocation--Direct expenses attributable to a Fund are charged to and paid from the assets of that Fund. General expenses of Multi-State Insured and Series Fund are allocated among and charged to the assets of each Fund in the series on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Security Transactions and Investment Income--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the amortized cost basis for the Tax-Exempt Money Market Fund and on the identified cost basis for the other Funds for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Premiums and discounts on securities are amortized using the interest method. Estimated expenses are accrued daily. For the six months ended June 30, 2001, The Bank of New York, custodian for the Funds, has provided credits in the amount of $38,234 against custodian charges based on the uninvested cash balances of the Funds.

F. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2. Capital--At June 30, 2001, paid-in capital of The Tax-Exempt Money Market Fund amounted to $20,751,438. The Fund offers two classes of shares, Class A and B. Both classes are sold without an initial sales charge. However, Class B shares, which may only be acquired through an exchange of Class B shares from another First Investors eligible fund or through the reinvestment of dividends on Class B shares, are generally subject to a contingent deferred sales charge at the rate of 4% in the first year and declining to 0% over a six-year period, which is payable to First Investors Corporation as underwriter of the Fund.

Each of the other Funds sells two classes of shares, Class A and Class B. Class A shares are sold with an initial sales charge of up to 6.25% of the amount invested. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Class A and Class B shares are subject to distribution plans and have different distribution fees as described in Note 5. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of both classes. Of the 1,000,000,000 shares originally authorized, Tax-Exempt Money Market Fund has designated 500,000,000 shares as Class A and 500,000,000 shares as Class B. Of the 500,000,000 shares originally authorized, Insured Tax Exempt has designated 300,000,000 shares as Class A and 200,000,000 shares as Class B. Of the 1,000,000,000 shares originally authorized, New York Insured has designated 500,000,000 shares as Class A and 500,000,000 shares as Class B. Executive Investors Trust, Multi-State Insured and Series Fund have established an unlimited number of shares of beneficial interest for both Class A and Class B shares.



Notes to Financial Statements (continued)

3. Concentration of Credit Risk--The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a State, industry or region.

4. Security Transactions--For the six months ended June 30, 2001, purchases and sales of municipal securities, other than short-term municipal notes, were as follows:

                               Cost of       Proceeds
Fund                         Purchases       of Sales
----                      ------------   ------------
Insured Intermediate      $  9,440,340   $  7,136,586
Insured Tax Exempt         276,184,349    278,787,014
Insured Tax Exempt II       22,547,522     17,377,497
New York Insured            41,121,485     39,374,604
Arizona                      7,307,604      4,552,118
California                   5,290,675      3,731,440
Colorado                     2,280,869      1,308,733
Connecticut                  7,437,139      6,209,301
Florida                     12,418,547      9,128,915
Georgia                      1,455,036        799,875
Maryland                     3,800,373      1,771,925
Massachusetts                6,920,368      5,256,361
Michigan                     4,474,899      2,988,002
Minnesota                    2,771,401      1,550,035
Missouri                     1,385,013        552,353
New Jersey                   6,797,638      4,962,436
North Carolina               6,208,367      4,801,394
Ohio                         2,290,654      2,201,283
Oregon                       5,587,077      3,759,104
Pennsylvania                 6,698,960      5,874,213
Virginia                    10,775,813      4,252,700



At June 30, 2001, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

                                            Gross         Gross           Net
                          Aggregate    Unrealized    Unrealized    Unrealized
Fund                           Cost  Appreciation  Depreciation  Appreciation
----                   ------------  ------------  ------------  ------------
Insured Intermediate   $ 13,268,506   $   499,831      $  2,318   $   497,513
Insured Tax Exempt      849,194,533    90,618,373       129,245    90,489,128
Insured Tax Exempt II    20,413,120     1,369,142         8,431     1,360,711
New York Insured        160,884,154    13,599,764        51,002    13,548,762
Arizona                  17,200,297     1,050,162         6,074     1,044,088
California               15,063,200     1,510,786         9,236     1,501,550
Colorado                  6,047,938       400,839           102       400,737
Connecticut              22,724,296     1,614,487         1,239     1,613,248
Florida                  28,288,157     1,964,853        17,297     1,947,556
Georgia                   6,760,666       526,605         1,427       525,178
Maryland                 18,291,019     1,177,123           665     1,176,458
Massachusetts            23,482,599     1,643,882            --     1,643,882
Michigan                 35,234,944     3,191,252         2,378     3,188,874
Minnesota                 9,322,139       491,373         6,945       484,428
Missouri                  4,087,912       231,377         4,406       226,971
New Jersey               55,746,023     4,566,337        12,451     4,553,886
North Carolina           12,737,655       734,371         4,301       730,070
Ohio                     18,721,002     1,454,505         2,201     1,452,304
Oregon                   16,855,640       972,140         8,174       963,966
Pennsylvania             37,026,211     2,811,450         1,276     2,810,174
Virginia                 29,342,802     1,672,157        28,539     1,643,618

5. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors/trustees of the Funds are officers and directors of the Funds' investment adviser, First Investors Management Company, Inc. ("FIMCO"), their underwriter, First Investors Corporation ("FIC") and /or their transfer agent, Administrative Data Management Corp. ("ADM"). Directors/trustees of the Funds who are not "interested persons" of the Funds as defined in the 1940 Act are remunerated by the Funds. For the six months ended June 30, 2001, total directors/trustees fees accrued by the Funds amounted to $19,883.

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund other than the Tax-Exempt Money Market Fund, Insured Intermediate and Insured Tax Exempt II, an annual fee, payable monthly, at the rate of
 .75% on the first $250 million of the average daily net assets of each Fund, declining by .03% on each $250 million thereafter, down to .66% on



Notes to Financial Statements (continued)

average daily net assets over $750 million. The annual fee for the Tax-Exempt Money Market Fund and Insured Intermediate is payable monthly, at the rate of .50% and .60%, respectively, of the Fund's average daily net assets. The annual fee for the Insured Tax Exempt II is payable monthly, at the rate of 1% on the first $200 million of the average daily net assets of the Fund, .75% on the next $300 million, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion.

For the six months ended June 30, 2001, advisory fees accrued to FIMCO by the Funds were $5,469,139 of which $1,002,368 was waived. In addition, other expenses in the amount of $164,519 were assumed by FIMCO.

For the six months ended June 30, 2001, FIC, as underwriter, received $1,451,292 in commissions from the sale of shares of the Funds after allowing $370,294 to other dealers. Shareholder servicing costs included $454,678 in transfer agent fees accrued to ADM. For the six months ended June 30, 2001, FIC received contingent deferred sales charges form the redemption of Class B shares of the Tax-Exempt Money Market Fund in the amount of $15.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund, other than the Tax-Exempt Money Market Fund, is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares on an annual basis, payable monthly. Each Fund, including the Tax-Exempt Money Market Fund, is authorized to pay FIC a fee up to 1% of the average daily net assets of the Class B shares on an annual basis, payable monthly. For the six months ended June 30, 2001, total distribution plan fees accrued to FIC by the Funds amounted to $2,136,671. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund.

6. Rule 144A Securities--Under Rule 144A, certain restricted securities are exempt from the registration requirements of the Securities Act of 1933 and may only be resold to qualified institutional investors. At June 30, 2001, Insured Tax Exempt Fund held fourteen 144A securities with an aggregate value of $43,441,144 representing approximately 4.66% of the Fund's net assets. These securities are valued as set forth in Note 1A.



This page intentionally left blank.



Financial Highlights
FIRST INVESTORS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

                    -------------------------------------------------------------------------------------------------
                                                     P E R  S H A R E  D A T A
                    -------------------------------------------------------------------------------------------------
                                   Income from Investment Operations     Less Distributions
                      Net Asset  -------------------------------------             from                     Net Asset
                          Value              Net Realized               ---------------------                   Value
                    -----------         Net and Unrealized  Total from         Net       Net                ---------
                      Beginning  Investment Gain (Loss) on  Investment  Investment  Realized          Total    End of
                      of Period      Income    Investments  Operations      Income      Gain  Distributions    Period
---------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
Class A
-------
1996                     $ 1.00       $.028           $ --      $ .028       $.028      $ --         $.028    $ 1.00
1997                       1.00        .030             --        .030        .030        --          .030      1.00
1998                       1.00        .027             --        .027        .027        --          .027      1.00
1999                       1.00        .026             --        .026        .026        --          .026      1.00
2000                       1.00        .034             --        .034        .034        --          .034      1.00
2001 (a)                   1.00        .014             --        .014        .014        --          .014      1.00

Class B
-------
1996                       1.00        .020             --        .020        .020        --          .020      1.00
1997                       1.00        .022             --        .022        .022        --          .022      1.00
1998                       1.00        .018             --        .018        .018        --          .018      1.00
1999                       1.00        .018             --        .018        .018        --          .018      1.00
2000                       1.00        .026             --        .026        .026        --          .026      1.00
2001 (a)                   1.00        .010             --        .010        .010        --          .010      1.00
--------------------------------------------------------------------------------------------------------------------
INSURED INTERMEDIATE TAX EXEMPT FUND
------------------------------------
Class A
-------
1996                     $ 5.85       $.290        $ (.060)     $ .230       $.290      $ --         $.290    $ 5.79
1997                       5.79        .292           .140        .432        .292        --          .292      5.93
1998                       5.93        .288           .086        .374        .294        --          .294      6.01
1999                       6.01        .231          (.200)       .031        .231        --          .231      5.81
2000                       5.81        .254           .319        .573        .252      .031          .283      6.10
2001 (a)                   6.10        .125           .071        .196        .126        --          .126      6.17

Class B
-------
1996                       5.85        .235          (.055)       .180        .230        --          .230      5.80
1997                       5.80        .234           .128        .362        .232        --          .232      5.93
1998                       5.93        .226           .098        .324        .234        --          .234      6.02
1999                       6.02        .173          (.202)      (.029)       .171        --          .171      5.82
2000                       5.82        .208           .315        .523        .202      .031          .233      6.11
2001 (a)                   6.11        .101           .072        .173        .103        --          .103      6.18
--------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND
-----------------------
Class A
-------
1996                     $10.37       $.510        $ (.233)     $ .277       $.507      $ --         $.507    $10.14
1997                      10.14        .502           .312        .814        .504        --          .504     10.45
1998                      10.45        .475           .099        .574        .474        --          .474     10.55
1999                      10.55        .515          (.889)      (.374)       .466        --          .466      9.71
2000                       9.71        .468           .656       1.124        .504        --          .504     10.33
2001 (a)                  10.33        .228          (.016)       .212        .242        --          .242     10.30

Class B
-------
1996                      10.37        .441          (.242)       .199        .439        --          .439     10.13
1997                      10.13        .429           .323        .752        .432        --          .432     10.45
1998                      10.45        .400           .096        .496        .396        --          .396     10.55
1999                      10.55        .431          (.877)      (.446)       .394        --          .394      9.71
2000                       9.71        .395           .657       1.052        .432        --          .432     10.33
2001 (a)                  10.33        .191          (.015)       .176        .206        --          .206     10.30

--------------------------------------------------------------------------------------------------------------------





Financial Highlights
FIRST INVESTORS
                    -----------------------------------------------------------------------------
                                 R A T I O S  /  S U P P L E M E N T A L  D A T A
                    -----------------------------------------------------------------------------
                                                                 Ratio to Average Net
                                              Ratio to Average  Assets Before Expenses
                                                Net Assets++       Waived or Assumed
                                            --------------------  --------------------
                                                             Net                   Net  Portfolio
                      Total     Net Assets            Investment            Investment   Turnover
                    Return*  End of Period   Expenses     Income  Expenses      Income       Rate
                        (%) (in thousands)        (%)        (%)        (%)        (%)        (%)
-------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
Class A
-------
1996                   2.85     $   22,888        .70       2.81       1.08       2.43        N/A
1997                   3.00         18,680        .75       2.95       1.12       2.58        N/A
1998                   2.77         16,310        .80       2.73       1.19       2.34        N/A
1999                   2.61         16,478        .80       2.58       1.20       2.18        N/A
2000                   3.43         17,553        .80       3.38       1.09       3.09        N/A
2001 (a)               1.40         20,748        .80+      2.74+      1.05+      2.49+       N/A

Class B
-------
1996                   2.04             80       1.45       2.06       1.83       1.68        N/A
1997                   2.20             13       1.50       2.20       1.87       1.83        N/A
1998                   1.78              1       1.55       1.98       1.94       1.59        N/A
1999                   1.82              1       1.55       1.83       1.95       1.43        N/A
2000                   2.66            140       1.55       2.63       1.84       2.34        N/A
2001 (a)               1.03              3       1.55+      1.99+      1.80+      1.74+       N/A

-------------------------------------------------------------------------------------------------
INSURED INTERMEDIATE TAX EXEMPT FUND
------------------------------------
Class A
-------
1996                   4.07     $    7,415        .49       5.05       1.24       4.30         82
1997                   7.68          7,344        .53       5.02       1.21       4.34         91
1998                   6.47          8,674        .50       4.80       1.20       4.10        163
1999                   0.51          8,263        .50       3.88       1.18       3.20        142
2000                  10.11          9,070        .67       4.32       1.11       3.88         76
2001 (a)               3.23         10,412        .75+      4.00+      1.09+      3.66+        66

Class B
-------
1996                   3.17            613       1.49       4.05       1.94       3.60         82
1997                   6.39            808       1.53       4.02       1.91       3.64         91
1998                   5.57          1,000       1.50       3.80       1.90       3.40        163
1999                  (0.50)         1,154       1.50       2.88       1.88       2.50        142
2000                   9.16          1,506       1.50       3.49       1.81       3.18         76
2001 (a)               2.85          1,759       1.50+      3.25+      1.84+      2.91+        66

-------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND
-----------------------
Class A
-------
1996                   2.81     $1,252,608       1.14       5.06        N/A        N/A         21
1997                   8.27      1,191,815       1.14       4.93        N/A        N/A         13
1998                   5.62      1,118,898       1.11       4.51        N/A        N/A         19
1999                  (3.63)       958,668       1.12       5.03        N/A        N/A         31
2000                  11.93        945,502       1.09       4.69       1.12       4.66         27
2001 (a)               2.07        927,437       1.04+      4.38+      1.08+      4.34+        30

Class B
-------
1996                   2.03          3,046       1.83       4.37        N/A        N/A         21
1997                   7.62          3,460       1.85       4.22        N/A        N/A         13
1998                   4.83          3,878       1.83       3.79        N/A        N/A         19
1999                  (4.31)         4,290       1.85       4.30        N/A        N/A         31
2000                  11.12          4,368       1.82       3.96       1.85       3.93         27
2001 (a)               1.71          5,239       1.77+      3.65+      1.81+      3.61+        30

-------------------------------------------------------------------------------------------------





Financial Highlights (continued)
FIRST INVESTORS

                    -------------------------------------------------------------------------------------------------
                                                     P E R  S H A R E  D A T A
                    -------------------------------------------------------------------------------------------------
                                   Income from Investment Operations     Less Distributions
                      Net Asset  -------------------------------------             from                     Net Asset
                          Value              Net Realized               ---------------------                   Value
                    -----------         Net and Unrealized  Total from         Net       Net                ---------
                      Beginning  Investment Gain (Loss) on  Investment  Investment  Realized          Total    End of
                      of Period      Income    Investments  Operations      Income      Gain  Distributions    Period
---------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND II**
--------------------------
Class A
-------
1996                     $14.04       $.660        $ (.100)     $ .560       $.670     $.110        $ .780    $13.82
1997                      13.82        .670           .710       1.380        .670      .120          .790     14.41
1998                      14.41        .660           .390       1.050        .660      .240          .900     14.56
1999                      14.56        .670          (.940)      (.270)       .650      .030          .680     13.61
2000                      13.61        .668          1.120       1.788        .681      .417         1.098     14.30
2001 (a)                  14.30        .305           .075        .380        .310        --          .310     14.37

Class B
-------
2000***                   14.61        .021           .109        .130        .023      .417          .440     14.30
2001 (a)                  14.30        .252           .072        .324        .254        --          .254     14.37
--------------------------------------------------------------------------------------------------------------------
NEW YORK INSURED TAX FREE FUND
------------------------------
Class A
-------
1996                     $14.93       $.719        $ (.298)     $ .421       $.720     $.091         $.811    $14.54
1997                      14.54        .709           .395       1.104        .708      .076          .784     14.86
1998                      14.86        .674           .137        .811        .676      .145          .821     14.85
1999                      14.85        .718         (1.249)      (.531)       .659        --          .659     13.66
2000                      13.66        .646          1.000       1.646        .696        --          .696     14.61
2001 (a)                  14.61        .312          (.013)       .299        .319        --          .319     14.59

Class B
-------
1996                      14.93        .617          (.306)       .311        .620      .091          .711     14.53
1997                      14.53        .608           .406       1.014        .608      .076          .684     14.86
1998                      14.86        .569           .134        .703        .568      .145          .713     14.85
1999                      14.85        .618         (1.250)      (.632)       .558        --          .558     13.66
2000                      13.66        .557           .994       1.551        .601        --          .601     14.61
2001 (a)                  14.61        .256          (.009)       .247        .267        --          .267     14.59
--------------------------------------------------------------------------------------------------------------------
MULTI-STATE INSURED TAX FREE FUND
---------------------------------
ARIZONA FUND
------------
Class A
-------
1996                     $13.15       $.664        $ (.199)     $ .465       $.665      $ --         $.665    $12.95
1997                      12.95        .658           .511       1.169        .659        --          .659     13.46
1998                      13.46        .657           .155        .812        .652        --          .652     13.62
1999                      13.62        .707          (.955)      (.248)       .662        --          .662     12.71
2000                      12.71        .644           .698       1.342        .692        --          .692     13.36
2001 (a)                  13.36        .312           .040        .352        .312        --          .312     13.40

Class B
-------
1996                      13.15        .565          (.201)       .364        .564        --          .564     12.95
1997                      12.95        .556           .500       1.056        .556        --          .556     13.45
1998                      13.45        .549           .155        .704        .544        --          .544     13.61
1999                      13.61        .603          (.948)      (.345)       .555        --          .555     12.71
2000                      12.71        .541           .690       1.231        .591        --          .591     13.35
2001 (a)                  13.35        .261           .042        .303        .263        --          .263     13.39
--------------------------------------------------------------------------------------------------------------------





Financial Highlights (continued)
FIRST INVESTORS

                    -----------------------------------------------------------------------------
                                 R A T I O S  /  S U P P L E M E N T A L  D A T A
                    -----------------------------------------------------------------------------
                                                                 Ratio to Average Net
                                              Ratio to Average  Assets Before Expenses
                                                Net Assets++       Waived or Assumed
                                            --------------------  --------------------
                                                             Net                   Net  Portfolio
                      Total     Net Assets            Investment            Investment   Turnover
                    Return*  End of Period   Expenses     Income  Expenses      Income       Rate
                        (%) (in thousands)        (%)        (%)        (%)        (%)        (%)
-------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND II**
--------------------------
Class A
-------
1996                   4.11       $ 15,408        .75       4.85       1.71       3.89        116
1997                  10.30         16,193        .75       4.80       1.71       3.84        126
1998                   7.39         16,909        .80       4.50       1.73       3.57        172
1999                  (1.92)        15,842        .80       4.72       1.73       3.79        205
2000                  13.50         15,966        .80       4.78       1.78       3.80        167
2001 (a)               2.68         20,060       1.00+      4.19+      1.68+      3.51+       102

Class B
-------
2000***                 .89             52       1.31+      4.18+      2.84+      2.65+       167
2001 (a)               2.28            828       1.75+      3.44+      2.43+      2.76+       102
-------------------------------------------------------------------------------------------------
NEW YORK INSURED TAX FREE FUND
------------------------------
Class A
-------
1996                   2.95       $203,496       1.23       4.93        N/A        N/A         53
1997                   7.82        195,273       1.17       4.86       1.22       4.81         24
1998                   5.59        187,544       1.12       4.54       1.22       4.44         44
1999                  (3.67)       164,622       1.09       4.99       1.21       4.87         55
2000                  12.41        167,877       1.06       4.62       1.20       4.48         20
2001 (a)               2.06        170,988       1.00+      4.20+      1.15+      4.05+        24

Class B
-------
1996                   2.18          2,242       1.93       4.23        N/A        N/A         53
1997                   7.16          3,602       1.87       4.16       1.92       4.11         24
1998                   4.84          5,271       1.82       3.84       1.92       3.74         44
1999                  (4.34)         4,734       1.79       4.29       1.91       4.17         55
2000                  11.65          4,509       1.76       3.92       1.90       3.78         20
2001 (a)               1.70          5,910       1.73+      3.47+      1.88+      3.32+        24
-------------------------------------------------------------------------------------------------
MULTI-STATE INSURED TAX FREE FUND
---------------------------------
ARIZONA FUND
------------
Class A
-------
1996                   3.69       $  8,383        .53       5.17       1.23       4.47         27
1997                   9.28          9,691        .50       5.03       1.16       4.37         24
1998                   6.17         10,873        .50       4.88       1.13       4.25         50
1999                  (1.88)        11,746        .50       5.37       1.15       4.72         62
2000                  10.89         14,785        .60       5.01       1.12       4.49         42
2001 (a)               2.66         16,416        .65+      4.60+      1.15+      4.10+        28

Class B
-------
1996                   2.89            289       1.33       4.37       2.03       3.67         27
1997                   8.36            437       1.30       4.23       1.96       3.57         24
1998                   5.33            489       1.30       4.08       1.93       3.45         50
1999                  (2.60)           508       1.30       4.57       1.95       3.92         62
2000                   9.94            823       1.40       4.21       1.92       3.69         42
2001 (a)               2.28          1,151       1.40+      3.85+      1.90+      3.35+        28
-------------------------------------------------------------------------------------------------





Financial Highlights (continued)
FIRST INVESTORS

                    -------------------------------------------------------------------------------------------------
                                                     P E R  S H A R E  D A T A
                    -------------------------------------------------------------------------------------------------
                                   Income from Investment Operations     Less Distributions
                      Net Asset  -------------------------------------             from                     Net Asset
                          Value              Net Realized               ---------------------                   Value
                    -----------         Net and Unrealized  Total from         Net       Net                ---------
                      Beginning  Investment Gain (Loss) on  Investment  Investment  Realized          Total    End of
                      of Period      Income    Investments  Operations      Income      Gain  Distributions    Period
---------------------------------------------------------------------------------------------------------------------
CALIFORNIA FUND
---------------
Class A
-------
1996                     $11.96       $.576        $ (.128)     $ .448       $.575     $.073         $.648    $11.76
1997                      11.76        .569           .534       1.103        .570      .173          .743     12.12
1998                      12.12        .558           .190        .748        .554      .114          .668     12.20
1999                      12.20        .609          (.952)      (.343)       .558      .019          .577     11.28
2000                      11.28        .571           .916       1.487        .600      .157          .757     12.01
2001 (a)                  12.01        .275          (.139)       .136        .296        --          .296     11.85

Class B
-------
1996                      11.95        .486          (.123)       .363        .480      .073          .553     11.76
1997                      11.76        .476           .532       1.008        .475      .173          .648     12.12
1998                      12.12        .458           .184        .642        .458      .114          .572     12.19
1999                      12.19        .511          (.949)      (.438)       .463      .019          .482     11.27
2000                      11.27        .469           .933       1.402        .505      .157          .662     12.01
2001 (a)                  12.01        .231          (.141)       .090        .250        --          .250     11.85
--------------------------------------------------------------------------------------------------------------------
COLORADO FUND
-------------
Class A
-------
1996                     $12.58       $.642        $ (.089)     $ .553       $.643      $ --         $.643    $12.49
1997                      12.49        .638           .498       1.136        .636        --          .636     12.99
1998                      12.99        .644           .152        .796        .636        --          .636     13.15
1999                      13.15        .634          (.907)      (.273)       .637        --          .637     12.24
2000                      12.24        .640           .752       1.392        .642        --          .642     12.99
2001 (a)                  12.99        .315           .100        .415        .315        --          .315     13.09

Class B
-------
1996                      12.58        .547          (.100)       .447        .547        --          .547     12.48
1997                      12.48        .539           .501       1.040        .540        --          .540     12.98
1998                      12.98        .538           .160        .698        .528        --          .528     13.15
1999                      13.15        .534          (.914)      (.380)       .530        --          .530     12.24
2000                      12.24        .546           .740       1.286        .546        --          .546     12.98
2001 (a)                  12.98        .263           .104        .367        .267        --          .267     13.08
--------------------------------------------------------------------------------------------------------------------
CONNECTICUT FUND
----------------
Class A
-------
1996                     $12.90       $.619        $ (.202)     $ .417       $.617      $ --         $.617    $12.70
1997                      12.70        .613           .471       1.084        .614        --          .614     13.17
1998                      13.17        .607           .186        .793        .603        --          .603     13.36
1999                      13.36        .651          (.902)      (.251)       .619        --          .619     12.49
2000                      12.49        .615           .653       1.268        .648        --          .648     13.11
2001 (a)                  13.11        .301          (.006)       .295        .305        --          .305     13.10

Class B
-------
1996                      12.90        .522          (.204)       .318        .518        --          .518     12.70
1997                      12.70        .516           .470        .986        .516        --          .516     13.17
1998                      13.17        .500           .176        .676        .496        --          .496     13.35
1999                      13.35        .552          (.901)      (.349)       .511        --          .511     12.49
2000                      12.49        .515           .652       1.167        .547        --          .547     13.11
2001 (a)                  13.11        .251          (.005)       .246        .256        --          .256     13.10
--------------------------------------------------------------------------------------------------------------------





Financial Highlights (continued)
FIRST INVESTORS

                     -----------------------------------------------------------------------------
                                 R A T I O S  /  S U P P L E M E N T A L  D A T A
                     -----------------------------------------------------------------------------
                                                                  Ratio to Average Net
                                               Ratio to Average  Assets Before Expenses
                                                 Net Assets++       Waived or Assumed
                                             --------------------  --------------------
                                                              Net                   Net  Portfolio
                       Total     Net Assets            Investment            Investment   Turnover
                     Return*  End of Period   Expenses     Income  Expenses      Income       Rate
                         (%) (in thousands)        (%)        (%)        (%)        (%)        (%)
--------------------------------------------------------------------------------------------------
CALIFORNIA FUND
---------------
Class A
-------
1996                    3.91        $15,558        .84       4.93       1.19       4.58         30
1997                    9.66         15,601        .80       4.80       1.16       4.44         46
1998                    6.31         14,614        .80       4.59       1.17       4.22         79
1999                   (2.88)        13,383        .80       5.15       1.17       4.79         49
2000                   13.56         14,765        .70       4.94       1.08       4.56         50
2001 (a)                1.14         16,001        .65+      4.55+      1.12+      4.08+        24

Class B
-------
1996                    3.16            114       1.63       4.14       1.98       3.79         30
1997                    8.79            220       1.60       4.00       1.96       3.64         46
1998                    5.40            479       1.60       3.79       1.97       3.42         79
1999                   (3.67)           483       1.60       4.35       1.97       3.99         49
2000                   12.74            692       1.50       4.14       1.88       3.76         50
2001 (a)                0.75            863       1.40+      3.80+      1.87+      3.33+        24
--------------------------------------------------------------------------------------------------
COLORADO FUND
-------------
Class A
-------
1996                    4.57        $ 3,466        .38       5.20       1.40       4.17         20
1997                    9.37          3,424        .40       5.07       1.29       4.18         39
1998                    6.27          3,571        .40       4.96       1.26       4.10         25
1999                   (2.15)         4,068        .47       4.99       1.28       4.18         40
2000                   11.71          5,139        .50       5.14       1.29       4.35         46
2001 (a)                3.23          5,844        .50+      4.78+      1.18+      4.10+        23

Class B
-------
1996                    3.68            241       1.19       4.39       2.21       3.36         20
1997                    8.55            370       1.20       4.27       2.09       3.38         39
1998                    5.48            374       1.20       4.16       2.06       3.30         25
1999                   (2.96)           372       1.27       4.19       2.08       3.38         40
2000                   10.78            297       1.30       4.34       2.09       3.55         46
2001 (a)                2.85            405       1.25+      4.03+      1.93+      3.35+        23
--------------------------------------------------------------------------------------------------
CONNECTICUT FUND
----------------
Class A
-------
1996                    3.37        $15,203        .81       4.92       1.23       4.50         15
1997                    8.77         16,151        .80       4.78       1.17       4.41         14
1998                    6.15         17,434        .80       4.58       1.16       4.22         25
1999                   (1.93)        17,903        .80       5.04       1.15       4.69         47
2000                   10.45         19,952        .80       5.40       1.14       5.06         18
2001 (a)                2.27         21,246        .80+      4.52+      1.22+      4.10+        26

Class B
-------
1996                    2.57          1,505       1.61       4.12       2.02       3.71         15
1997                    7.95          2,891       1.60       3.98       1.97       3.61         14
1998                    5.22          3,484       1.60       3.78       1.96       3.42         25
1999                   (2.67)         3,205       1.60       4.24       1.95       3.89         47
2000                    9.58          3,539       1.60       4.60       1.94       4.26         18
2001 (a)                1.89          3,711       1.55+      3.77+      1.97+      3.35+        26

--------------------------------------------------------------------------------------------------





Financial Highlights (continued)
FIRST INVESTORS

                    -------------------------------------------------------------------------------------------------
                                                     P E R  S H A R E  D A T A
                    -------------------------------------------------------------------------------------------------
                                   Income from Investment Operations     Less Distributions
                      Net Asset  -------------------------------------             from                     Net Asset
                          Value              Net Realized               ---------------------                   Value
                    -----------         Net and Unrealized  Total from         Net       Net                ---------
                      Beginning  Investment Gain (Loss) on  Investment  Investment  Realized          Total    End of
                      of Period      Income    Investments  Operations      Income      Gain  Distributions    Period
---------------------------------------------------------------------------------------------------------------------
FLORIDA FUND
------------
Class A
-------
1996                     $13.31       $.623        $ (.198)     $ .425       $.625      $ --         $.625    $13.11
1997                      13.11        .624           .547       1.171        .624      .037          .661     13.62
1998                      13.62        .616           .195        .811        .613      .068          .681     13.75
1999                      13.75        .679         (1.074)      (.395)       .625        --          .625     12.73
2000                      12.73        .621           .812       1.433        .672      .111          .783     13.38
2001 (a)                  13.38        .299          (.015)       .284        .304        --          .304     13.36

Class B
-------
1996                      13.31        .530          (.204)       .326        .526        --          .526     13.11
1997                      13.11        .531           .552       1.083        .526      .037          .563     13.63
1998                      13.63        .507           .186        .693        .505      .068          .573     13.75
1999                      13.75        .572         (1.065)      (.493)       .517        --          .517     12.74
2000                      12.74        .516           .808       1.324        .573      .111          .684     13.38
2001 (a)                  13.38        .250          (.016)       .234        .254        --          .254     13.36
--------------------------------------------------------------------------------------------------------------------
GEORGIA FUND
------------
Class A
-------
1996                     $12.72       $.639        $ (.161)     $ .478       $.648      $ --         $.648    $12.55
1997                      12.55        .639           .578       1.217        .637        --          .637     13.13
1998                      13.13        .645           .135        .780        .640        --          .640     13.27
1999                      13.27        .633         (1.025)      (.392)       .638        --          .638     12.24
2000                      12.24        .632           .988       1.620        .630        --          .630     13.23
2001 (a)                  13.23        .313           .001        .314        .314        --          .314     13.23

Class B
-------
1996                      12.71        .563          (.183)       .380        .550        --          .550     12.54
1997                      12.54        .524           .584       1.108        .538        --          .538     13.11
1998                      13.11        .539           .133        .672        .532        --          .532     13.25
1999                      13.25        .540         (1.029)      (.489)       .531        --          .531     12.23
2000                      12.23        .524           .999       1.523        .533        --          .533     13.22
2001 (a)                  13.22        .264          (.008)       .256        .266        --          .266     13.21
--------------------------------------------------------------------------------------------------------------------
MARYLAND FUND
-------------
Class A
-------
1996                     $13.12       $.650        $ (.235)     $ .415       $.655      $ --         $.655    $12.88
1997                      12.88        .652           .549       1.201        .651        --          .651     13.43
1998                      13.43        .651           .186        .837        .647        --          .647     13.62
1999                      13.62        .658          (.994)      (.336)       .654        --          .654     12.63
2000                      12.63        .626           .854       1.480        .630        --          .630     13.48
2001 (a)                  13.48        .307          (.008)       .299        .309        --          .309     13.47

Class B
-------
1996                      13.12        .555          (.249)       .306        .556        --          .556     12.87
1997                      12.87        .551           .556       1.107        .547        --          .547     13.43
1998                      13.43        .543           .186        .729        .539        --          .539     13.62
1999                      13.62        .551          (.995)      (.444)       .546        --          .546     12.63
2000                      12.63        .522           .856       1.378        .528        --          .528     13.48
2001 (a)                  13.48        .257          (.008)       .249        .259        --          .259     13.47
--------------------------------------------------------------------------------------------------------------------





Financial Highlights (continued)
FIRST INVESTORS

                    -----------------------------------------------------------------------------
                                 R A T I O S  /  S U P P L E M E N T A L  D A T A
                    -----------------------------------------------------------------------------
                                                                 Ratio to Average Net
                                              Ratio to Average  Assets Before Expenses
                                                Net Assets++       Waived or Assumed
                                            --------------------  --------------------
                                                             Net                   Net  Portfolio
                      Total     Net Assets            Investment            Investment   Turnover
                    Return*  End of Period   Expenses     Income  Expenses      Income       Rate
                        (%) (in thousands)        (%)        (%)        (%)        (%)        (%)
-------------------------------------------------------------------------------------------------
FLORIDA FUND
------------------
Class A
-------
1996                   3.34        $23,299        .83       4.80       1.16       4.47         55
1997                   9.18         23,840        .80       4.71       1.11       4.40         19
1998                   6.09         25,873        .80       4.50       1.10       4.20         44
1999                  (2.93)        23,729        .80       5.12       1.12       4.80         68
2000                  11.61         25,823        .80       4.81       1.12       4.49         59
2001 (a)               2.14         27,870        .80+      4.40+      1.18+      4.02+        34

Class B
-------
1996                   2.56            549       1.62       4.01       1.95       3.68         55
1997                   8.38            837       1.60       3.91       1.91       3.60         19
1998                   5.19            858       1.60       3.70       1.90       3.40         44
1999                  (3.65)           789       1.60       4.32       1.92       4.00         68
2000                  10.67            923       1.60       4.01       1.92       3.69         59
2001 (a)               1.76          1,337       1.55+      3.65+      1.93+      3.27+        34
-------------------------------------------------------------------------------------------------
GEORGIA FUND
------------
Class A
-------
1996                   3.94        $ 3,269        .38       5.17       1.44       4.11         37
1997                  10.00          3,152        .40       5.03       1.33       4.10         21
1998                   6.08          3,162        .40       4.92       1.20       4.12         36
1999                  (3.04)         5,527        .48       4.99       1.19       4.28         57
2000                  13.61          6,278        .50       5.03       1.10       4.43         40
2001 (a)               2.40          6,848        .50+      4.68+      1.16+      4.02+        12

Class B
-------
1996                   3.13            151       1.19       4.36       2.25       3.30         37
1997                   9.07            203       1.20       4.23       2.13       3.30         21
1998                   5.23            250       1.20       4.12       2.00       3.32         36
1999                  (3.78)           296       1.28       4.19       1.99       3.48         57
2000                  12.76            566       1.30       4.23       1.90       3.63         40
2001 (a)               1.95            539       1.25+      3.93+      1.91+      3.27+        12
-------------------------------------------------------------------------------------------------
MARYLAND FUND
-------------
Class A
-------
1996                   3.33        $10,118        .51       5.10       1.24       4.37         13
1997                   9.59         10,705        .50       5.01       1.18       4.33         35
1998                   6.38         11,280        .50       4.84       1.16       4.18         33
1999                  (2.54)        12,579        .50       5.00       1.15       4.35         44
2000                  12.05         14,580        .60       4.86       1.14       4.32         35
2001 (a)               2.24         15,968        .65+      4.50+      1.18+      3.97+        10

Class B
-------
1996                   2.45          1,021       1.31       4.30       2.05       3.57         13
1997                   8.81          1,782       1.30       4.21       1.98       3.53         35
1998                   5.54          2,215       1.30       4.04       1.96       3.38         33
1999                  (3.33)         2,718       1.30       4.20       1.95       3.55         44
2000                  11.17          3,328       1.40       4.06       1.94       3.52         35
2001 (a)               1.86          3,847       1.40+      3.75+      1.93+      3.22+        10
-------------------------------------------------------------------------------------------------





Financial Highlights (continued)
FIRST INVESTORS

                    -------------------------------------------------------------------------------------------------
                                                     P E R  S H A R E  D A T A
                    -------------------------------------------------------------------------------------------------
                                   Income from Investment Operations     Less Distributions
                      Net Asset  -------------------------------------             from                     Net Asset
                          Value              Net Realized               ---------------------                   Value
                    -----------         Net and Unrealized  Total from         Net       Net                ---------
                      Beginning  Investment Gain (Loss) on  Investment  Investment  Realized          Total    End of
                      of Period      Income    Investments  Operations      Income      Gain  Distributions    Period
---------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS FUND
------------------
Class A
-------
1996                     $12.22       $.603        $ (.256)     $ .347       $.602     $.045         $.647    $11.92
1997                      11.92        .601           .356        .957        .603      .074          .677     12.20
1998                      12.20        .586           .049        .635        .578      .237          .815     12.02
1999                      12.02        .609          (.887)      (.278)       .572        --          .572     11.17
2000                      11.17        .559           .721       1.280        .600        --          .600     11.85
2001 (a)                  11.85        .275          (.005)       .270        .270        --          .270     11.85

Class B
-------
1996                      12.21        .514          (.263)       .251        .506      .045          .551     11.91
1997                      11.91        .508           .353        .861        .507      .074          .581     12.19
1998                      12.19        .488           .061        .549        .482      .237          .719     12.02
1999                      12.02        .520          (.894)      (.374)       .476        --          .476     11.17
2000                      11.17        .466           .723       1.189        .509        --          .509     11.85
2001 (a)                  11.85        .228          (.002)       .226        .226        --          .226     11.85
--------------------------------------------------------------------------------------------------------------------
MICHIGAN FUND
-------------
Class A
-------
1996                     $12.80       $.627        $ (.215)     $ .412       $.631     $.011         $.642    $12.57
1997                      12.57        .610           .535       1.145        .609      .046          .655     13.06
1998                      13.06        .591           .124        .715        .589      .096          .685     13.09
1999                      13.09        .603          (.938)      (.335)       .595        --          .595     12.16
2000                      12.16        .612           .683       1.295        .606      .119          .725     12.73
2001 (a)                  12.73        .294          (.009)       .285        .305        --          .305     12.71

Class B
-------
1996                      12.80        .534          (.229)       .305        .534      .011          .545     12.56
1997                      12.56        .511           .536       1.047        .511      .046          .557     13.05
1998                      13.05        .484           .123        .607        .481      .096          .577     13.08
1999                      13.08        .502          (.930)      (.428)       .492        --          .492     12.16
2000                      12.16        .509           .681       1.190        .511      .119          .630     12.72
2001 (a)                  12.72        .245          (.008)       .237        .257        --          .257     12.70
--------------------------------------------------------------------------------------------------------------------
MINNESOTA FUND
--------------
Class A
-------
1996                     $11.50       $.592        $ (.210)     $ .382       $.592      $ --         $.592    $11.29
1997                      11.29        .599           .340        .939        .599        --          .599     11.63
1998                      11.63        .592           .116        .708        .588        --          .588     11.75
1999                      11.75        .597          (.785)      (.188)       .582        --          .582     10.98
2000                      10.98        .581           .600       1.181        .591        --          .591     11.57
2001 (a)                  11.57        .283          (.003)       .280        .290        --          .290     11.56

Class B
-------
1996                      11.50        .493          (.205)       .288        .498        --          .498     11.29
1997                      11.29        .508           .341        .849        .509        --          .509     11.63
1998                      11.63        .498           .114        .612        .492        --          .492     11.75
1999                      11.75        .499          (.781)      (.282)       .488        --          .488     10.98
2000                      10.98        .492           .604       1.096        .506        --          .506     11.57
2001 (a)                  11.57        .243          (.005)       .238        .248        --          .248     11.56
--------------------------------------------------------------------------------------------------------------------





Financial Highlights (continued)
FIRST INVESTORS

                    -----------------------------------------------------------------------------
                                 R A T I O S  /  S U P P L E M E N T A L  D A T A
                    -----------------------------------------------------------------------------
                                                                 Ratio to Average Net
                                              Ratio to Average  Assets Before Expenses
                                                Net Assets++       Waived or Assumed
                                            --------------------  --------------------
                                                             Net                   Net  Portfolio
                      Total     Net Assets            Investment            Investment   Turnover
                    Return*  End of Period   Expenses     Income  Expenses      Income       Rate
                        (%) (in thousands)        (%)        (%)        (%)        (%)        (%)
-------------------------------------------------------------------------------------------------
MASSACHUSETTS FUND
------------------
Class A
-------
1996                   2.99        $22,543        .86       5.08       1.18       4.76         45
1997                   8.27         22,852        .80       5.01       1.15       4.66         28
1998                   5.33         22,421        .80       4.82       1.15       4.47         49
1999                  (2.39)        20,507        .80       5.20       1.15       4.85         32
2000                  11.83         22,674        .80       4.95       1.16       4.59         38
2001 (a)               2.30         23,604        .80+      4.57+      1.19+      4.18+        22

Class B
-------
1996                   2.16            519       1.66       4.28       1.98       3.96         45
1997                   7.41            783       1.60       4.21       1.95       3.86         28
1998                   4.60          1,426       1.60       4.02       1.95       3.67         49
1999                  (3.19)         1,177       1.60       4.40       1.95       4.05         32
2000                  10.95          1,530       1.60       4.15       1.96       3.79         38
2001 (a)               1.92          2,349       1.55+      3.82+      1.94+      3.43+        22
-------------------------------------------------------------------------------------------------
MICHIGAN FUND
-------------
Class A
-------
1996                   3.37        $36,928        .88       5.03       1.13       4.78         43
1997                   9.37         39,581        .87       4.80       1.12       4.55         32
1998                   5.60         39,061        .89       4.51       1.13       4.27         20
1999                  (2.63)        36,506        .87       4.74       1.12       4.49         21
2000                  10.96         36,367        .87       4.94       1.12       4.69         23
2001 (a)               2.25         37,539        .85+      4.55+      1.15+      4.25+         8

Class B
-------
1996                   2.49            724       1.69       4.22       1.94       3.97         43
1997                   8.54          1,018       1.67       4.00       1.92       3.75         32
1998                   4.73          1,032       1.69       3.71       1.93       3.47         20
1999                  (3.34)           895       1.67       3.94       1.92       3.69         21
2000                  10.03          1,088       1.67       4.14       1.92       3.89         23
2001 (a)               1.87          1,271       1.60+      3.80+      1.90+      3.50+         8
-------------------------------------------------------------------------------------------------
MINNESOTA FUND
--------------
Class A
-------
1996                   3.47        $ 8,304        .56       5.27       1.31       4.52         49
1997                   8.57          8,231        .50       5.27       1.21       4.56         15
1998                   6.23          8,346        .50       5.08       1.23       4.35         22
1999                  (1.65)         8,363        .50       5.26       1.25       4.51         23
2000                  11.08          8,606        .50       5.21       1.15       4.56         32
2001 (a)               2.44          9,776        .50+      4.85+      1.18+      4.17+        17

Class B
-------
1996                   2.61             41       1.40       4.44       2.14       3.69         49
1997                   7.71             44       1.30       4.47       2.01       3.76         15
1998                   5.37             47       1.30       4.28       2.03       3.55         22
1999                  (2.46)            83       1.30       4.46       2.05       3.71         23
2000                  10.24             96       1.30       4.41       1.95       3.76         32
2001 (a)               2.07            228       1.25+      4.10+      1.93+      3.42+        17
-------------------------------------------------------------------------------------------------





Financial Highlights (continued)
FIRST INVESTORS

                    -------------------------------------------------------------------------------------------------
                                                     P E R  S H A R E  D A T A
                    -------------------------------------------------------------------------------------------------
                                   Income from Investment Operations     Less Distributions
                      Net Asset  -------------------------------------             from                     Net Asset
                          Value              Net Realized               ---------------------                   Value
                    -----------         Net and Unrealized  Total from         Net       Net                ---------
                      Beginning  Investment Gain (Loss) on  Investment  Investment  Realized          Total    End of
                      of Period      Income    Investments  Operations      Income      Gain  Distributions    Period
---------------------------------------------------------------------------------------------------------------------
MISSOURI FUND
-------------
Class A
-------
1996                     $12.47       $.637        $ (.180)     $ .457       $.637      $ --         $.637    $12.29
1997                      12.29        .638           .490       1.128        .638        --          .638     12.78
1998                      12.78        .634           .188        .822        .632        --          .632     12.97
1999                      12.97        .650          (.904)      (.254)       .626        --          .626     12.09
2000                      12.09        .618           .814       1.432        .642        --          .642     12.88
2001 (a)                  12.88        .305          (.030)       .275        .305        --          .305     12.85

Class B
-------
1996                      12.48        .538          (.189)       .349        .539        --          .539     12.29
1997                      12.29        .537           .494       1.031        .541        --          .541     12.78
1998                      12.78        .528           .187        .715        .525        --          .525     12.97
1999                      12.97        .553          (.905)      (.352)       .518        --          .518     12.10
2000                      12.10        .520           .812       1.332        .552        --          .552     12.88
2001 (a)                  12.88        .253          (.036)       .217        .257        --          .257     12.84
--------------------------------------------------------------------------------------------------------------------
NEW JERSEY FUND
---------------
Class A
-------
1996                     $13.25       $.636        $ (.245)     $ .391       $.636     $.015         $.651    $12.99
1997                      12.99        .630           .427       1.057        .629      .118          .747     13.30
1998                      13.30        .606           .153        .759        .607      .142          .749     13.31
1999                      13.31        .653          (.919)      (.266)       .594        --          .594     12.45
2000                      12.45        .609           .650       1.259        .629        --          .629     13.08
2001 (a)                  13.08        .288           .008        .296        .316        --          .316     13.06

Class B
-------
1996                      13.24        .533          (.253)       .280        .535      .015          .550     12.97
1997                      12.97        .525           .433        .958        .530      .118          .648     13.28
1998                      13.28        .498           .153        .651        .499      .142          .641     13.29
1999                      13.29        .537          (.909)      (.372)       .488        --          .488     12.43
2000                      12.43        .504           .649       1.153        .533        --          .533     13.05
2001 (a)                  13.05        .240           .008        .248        .268        --          .268     13.03
--------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA FUND
-------------------
Class A
-------
1996                     $12.29       $.590        $ (.159)     $ .431       $.591      $ --         $.591    $12.13
1997                      12.13        .597           .530       1.127        .597        --          .597     12.66
1998                      12.66        .593           .239        .832        .592        --          .592     12.90
1999                      12.90        .606          (.900)      (.294)       .596        --          .596     12.01
2000                      12.01        .595           .859       1.454        .604        --          .604     12.86
2001 (a)                  12.86        .292          (.039)       .253        .293        --          .293     12.82

Class B
-------
1996                      12.29        .496          (.161)       .335        .495        --          .495     12.13
1997                      12.13        .497           .534       1.031        .501        --          .501     12.66
1998                      12.66        .491           .233        .724        .484        --          .484     12.90
1999                      12.90        .490          (.891)      (.401)       .489        --          .489     12.01
2000                      12.01        .497           .867       1.364        .504        --          .504     12.87
2001 (a)                  12.87        .245          (.042)       .203        .243        --          .243     12.83
--------------------------------------------------------------------------------------------------------------------





Financial Highlights (continued)
FIRST INVESTORS

                    -----------------------------------------------------------------------------
                                 R A T I O S  /  S U P P L E M E N T A L  D A T A
                    -----------------------------------------------------------------------------
                                                                 Ratio to Average Net
                                              Ratio to Average  Assets Before Expenses
                                                Net Assets++       Waived or Assumed
                                            --------------------  --------------------
                                                             Net                   Net  Portfolio
                      Total     Net Assets            Investment            Investment   Turnover
                    Return*  End of Period   Expenses     Income  Expenses      Income       Rate
                        (%) (in thousands)        (%)        (%)        (%)        (%)        (%)
-------------------------------------------------------------------------------------------------
MISSOURI FUND
-------------
Class A
-------
1996                   3.84        $ 1,925        .38       5.24       1.69       3.93         15
1997                   9.44          1,798        .40       5.13       1.46       4.07         12
1998                   6.59          2,087        .40       4.97       1.30       4.07         17
1999                  (2.02)         2,471        .47       5.20       1.50       4.17         66
2000                  12.21          3,344        .50       5.04       1.39       4.15         35
2001 (a)               2.15          3,868        .50+      4.70+      1.24+      3.96+        14

Class B
-------
1996                   2.93             36       1.24       4.38       2.55       3.07         15
1997                   8.60            117       1.20       4.33       2.26       3.27         12
1998                   5.71            172       1.20       4.17       2.10       3.27         17
1999                  (2.78)           210       1.27       4.40       2.30       3.37         66
2000                  11.30            251       1.30       4.24       2.19       3.35         35
2001 (a)               1.70            521       1.25+      3.95+      1.99+      3.21+        14
-------------------------------------------------------------------------------------------------
NEW JERSEY FUND
---------------
Class A
-------
1996                   3.09        $58,823        .98       4.92       1.13       4.77         35
1997                   8.36         59,243        .96       4.81       1.11       4.66         22
1998                   5.84         60,585        .97       4.53       1.11       4.39         27
1999                  (2.05)        52,846        .97       5.02       1.12       4.87         52
2000                  10.41         54,051        .97       4.80       1.12       4.65         41
2001 (a)               2.28         56,061        .95+      4.35+      1.15+      4.15+         9

Class B
-------
1996                   2.22          1,603       1.78       4.12       1.93       3.97         35
1997                   7.56          2,011       1.76       4.01       1.91       3.86         22
1998                   5.00          2,562       1.77       3.73       1.91       3.59         27
1999                  (2.85)         3,338       1.77       4.22       1.92       4.07         52
2000                   9.51          3,799       1.77       4.00       1.92       3.85         41
2001 (a)               1.91          4,306       1.70+      3.60+      1.90+      3.40+        9
-------------------------------------------------------------------------------------------------
NORTH CAROLINA FUND
-------------------
Class A
-------
1996                   3.68        $ 5,822        .38       4.94       1.31       4.02         43
1997                   9.56          6,697        .40       4.87       1.23       4.04         30
1998                   6.72          8,297        .40       4.68       1.13       3.95         54
1999                  (2.35)         8,978        .48       4.84       1.24       4.08         47
2000                  12.45         10,723        .50       4.86       1.13       4.23         42
2001 (a)               1.99         12,080        .65+      4.50+      1.15+      4.00+        39

Class B
-------
1996                   2.85            134       1.20       4.12       2.12       3.20         43
1997                   8.71            185       1.20       4.07       2.03       3.24         30
1998                   5.83            246       1.20       3.88       1.93       3.15         54
1999                  (3.18)           596       1.28       4.04       2.04       3.28         47
2000                  11.63          1,566       1.30       4.06       1.93       3.43         42
2001 (a)               1.59          1,660       1.40+      3.75+      1.90+      3.25+        39
-------------------------------------------------------------------------------------------------





Financial Highlights (continued)
FIRST INVESTORS

                    -------------------------------------------------------------------------------------------------
                                                     P E R  S H A R E  D A T A
                    -------------------------------------------------------------------------------------------------
                                   Income from Investment Operations     Less Distributions
                      Net Asset  -------------------------------------             from                     Net Asset
                          Value              Net Realized               ---------------------                   Value
                    -----------         Net and Unrealized  Total from         Net       Net                ---------
                      Beginning  Investment Gain (Loss) on  Investment  Investment  Realized          Total    End of
                      of Period      Income    Investments  Operations      Income      Gain  Distributions    Period
---------------------------------------------------------------------------------------------------------------------
OHIO FUND
---------
Class A
-------
1996                     $12.51       $.605        $ (.097)     $ .508       $.609     $.059         $.668    $12.35
1997                      12.35        .607           .430       1.037        .606      .071          .677     12.71
1998                      12.71        .614           .040        .654        .597      .067          .664     12.70
1999                      12.70        .636          (.853)      (.217)       .603        --          .603     11.88
2000                      11.88        .594           .710       1.304        .636      .088          .724     12.46
2001 (a)                  12.46        .291          (.029)       .262        .292         --         .292     12.43

Class B
-------
1996                      12.51        .507          (.095)       .412        .513      .059          .572     12.35
1997                      12.35        .507           .424        .931        .510      .071          .581     12.70
1998                      12.70        .495           .061        .556        .489      .067          .556     12.70
1999                      12.70        .529          (.850)      (.321)       .499        --          .499     11.88
2000                      11.88        .495           .723       1.218        .540      .088          .628     12.47
2001 (a)                  12.47        .246          (.042)       .204        .244        --          .244     12.43
--------------------------------------------------------------------------------------------------------------------
OREGON FUND
-----------
Class A
-------
1996                     $12.16       $.589        $ (.161)     $ .428       $.588      $ --         $.588    $12.00
1997                      12.00        .582           .582       1.164        .584        --          .584     12.58
1998                      12.58        .582           .191        .773        .583        --          .583     12.77
1999                      12.77        .585          (.828)      (.243)       .577        --          .577     11.95
2000                      11.95        .593           .689       1.282        .602        --          .602     12.63
2001 (a)                  12.63        .288          (.024)       .264        .284        --          .284     12.61

Class B
-------
1996                      12.15        .495          (.161)       .334        .494        --          .494     11.99
1997                      11.99        .485           .573       1.058        .488        --          .488     12.56
1998                      12.56        .480           .204        .684        .484        --          .484     12.76
1999                      12.76        .489          (.846)      (.357)       .473        --          .473     11.93
2000                      11.93        .497           .688       1.185        .505        --          .505     12.61
2001 (a)                  12.61        .244          (.018)       .226        .236        --          .236     12.60
--------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA FUND
-----------------
Class A
-------
1996                     $13.14       $.622        $ (.197)     $ .425       $.627     $.028         $.655    $12.91
1997                      12.91        .624           .523       1.147        .624      .153          .777     13.28
1998                      13.28        .642           .038        .680        .605      .095          .700     13.26
1999                      13.26        .606          (.893)      (.287)       .613        --          .613     12.36
2000                      12.36        .615           .740       1.355        .631      .114          .745     12.97
2001 (a)                  12.97        .293           .043        .336        .306        --          .306     13.00

Class B
-------
1996                      13.14        .529          (.201)       .328        .530      .028          .558     12.91
1997                      12.91        .526           .510       1.036        .523      .153          .676     13.27
1998                      13.27        .533           .039        .572        .497      .095          .592     13.25
1999                      13.25        .498          (.890)      (.392)       .508        --          .508     12.35
2000                      12.35        .529           .728       1.257        .533      .114          .647     12.96
2001 (a)                  12.96        .240           .048        .288        .258        --          .258     12.99
--------------------------------------------------------------------------------------------------------------------





Financial Highlights (continued)
FIRST INVESTORS

                    -----------------------------------------------------------------------------
                                 R A T I O S  /  S U P P L E M E N T A L  D A T A
                    -----------------------------------------------------------------------------
                                                                 Ratio to Average Net
                                              Ratio to Average  Assets Before Expenses
                                                Net Assets++       Waived or Assumed
                                            --------------------  --------------------
                                                             Net                   Net  Portfolio
                      Total     Net Assets            Investment            Investment   Turnover
                    Return*  End of Period   Expenses     Income  Expenses      Income       Rate
                        (%) (in thousands)        (%)        (%)        (%)        (%)        (%)
-------------------------------------------------------------------------------------------------
OHIO FUND
---------
Class A
-------
1996                   4.23        $20,123        .86       4.95       1.19       4.62         33
1997                   8.64         19,308        .80       4.88       1.18       4.50         25
1998                   5.26         19,767        .80       4.83       1.19       4.44         34
1999                  (1.77)        18,574        .80       5.15       1.17       4.78         48
2000                  11.32         19,327        .80       4.92       1.15       4.57         35
2001 (a)               2.12         19,143        .80+      4.60+      1.17+      4.23+        11

Class B
-------
1996                   3.43            279       1.66       4.15       1.99       3.82         33
1997                   7.73            335       1.60       4.08       1.98       3.70         25
1998                   4.46            403       1.60       4.03       1.99       3.64         34
1999                  (2.59)           640       1.60       4.35       1.97       3.98         48
2000                  10.53            972       1.60       4.12       1.95       3.77         35
2001 (a)               1.65          1,094       1.55+      3.85+      1.92+      3.48+        11
-------------------------------------------------------------------------------------------------
OREGON FUND
-----------
Class A
-------
1996                   3.68        $ 9,917        .46       4.97       1.26       4.16         21
1997                   9.97         11,800        .50       4.78       1.20       4.11         32
1998                   6.29         13,038        .50       4.62       1.20       3.92         27
1999                  (1.95)        12,389        .50       4.72       1.21       4.01         33
2000                  11.04         15,145        .60       4.89       1.22       4.27         37
2001 (a)               2.11         16,504        .65+      4.50+      1.24+      3.91+        22

Class B
-------
1996                   2.87            568       1.26       4.17       2.07       3.36         21
1997                   9.03            752       1.30       3.98       2.00       3.31         32
1998                   5.55          1,040       1.30       3.82       2.00       3.12         27
1999                  (2.85)         1,096       1.30       3.92       2.01       3.21         33
2000                  10.18          1,226       1.40       4.09       2.02       3.47         37
2001 (a)               1.80          1,493       1.40+      3.75+      1.99+      3.16+        22
-------------------------------------------------------------------------------------------------
PENNSYLVANIA FUND
-----------------
Class A
-------
1996                   3.39        $42,228        .86       4.86       1.11       4.61         42
1997                   9.14         42,223        .85       4.79       1.10       4.54         37
1998                   5.23         40,774        .86       4.81       1.10       4.57         26
1999                  (2.24)        36,737        .86       4.69       1.11       4.44         36
2000                  11.29         37,012        .87       4.88       1.12       4.63         40
2001 (a)               2.61         38,366        .87+      4.43+      1.16+      4.14+        15

Class B
-------
1996                   2.61            781       1.66       4.06       1.91       3.81         42
1997                   8.23          1,739       1.65       3.99       1.90       3.74         37
1998                   4.39          2,048       1.66       4.01       1.90       3.77         26
1999                  (3.03)         1,936       1.66       3.89       1.91       3.64         36
2000                  10.44          1,235       1.67       4.08       1.92       3.83         40
2001 (a)               2.24          1,989       1.62+      3.68+      1.91+      3.39+        15
-------------------------------------------------------------------------------------------------





Financial Highlights (continued)
FIRST INVESTORS

                    -------------------------------------------------------------------------------------------------
                                                     P E R  S H A R E  D A T A
                    -------------------------------------------------------------------------------------------------
                                   Income from Investment Operations     Less Distributions
                      Net Asset  -------------------------------------             from                     Net Asset
                          Value              Net Realized               ---------------------                   Value
                    -----------         Net and Unrealized  Total from         Net       Net                ---------
                      Beginning  Investment Gain (Loss) on  Investment  Investment  Realized          Total    End of
                      of Period      Income    Investments  Operations      Income      Gain  Distributions    Period
---------------------------------------------------------------------------------------------------------------------
VIRGINIA FUND
-------------
Class A
-------
1996                     $13.01       $.626        $ (.195)      $.431       $.624     $.067         $.691    $12.75
1997                      12.75        .615           .504       1.119        .617      .032          .649     13.22
1998                      13.22        .612           .123        .735        .603      .092          .695     13.26
1999                      13.26        .629          (.967)      (.338)       .612        --          .612     12.31
2000                      12.31        .628           .745       1.373        .636      .047          .683     13.00
2001 (a)                  13.00        .295          (.008)       .287        .307        --          .307     12.98

Class B
-------
1996                      13.00        .525          (.194)       .331        .524      .067          .591     12.74
1997                      12.74        .513           .505       1.018        .516      .032          .548     13.21
1998                      13.21        .505           .112        .617        .495      .092          .587     13.24
1999                      13.24        .537          (.982)      (.445)       .505        --          .505     12.29
2000                      12.29        .538           .739       1.277        .540      .047          .587     12.98
2001 (a)                  12.98        .240          (.011)       .229        .259        --          .259     12.95
--------------------------------------------------------------------------------------------------------------------

(a) For the period January 1, 2001 to June 30, 2001

  * Calculated without sales charges

 ** Prior to December 18, 2000, known as Executive Investors Insured Tax Exempt Fund

*** For the period December 18, 2000 (date Class B shares were first offered in this Fund) to December 31, 2000

  + Annualized

 ++ Net of expenses waived or assumed by the investment adviser and/or the transfer agent (Note 5)


See notes to financial statements





Financial Highlights
FIRST INVESTORS
                    -----------------------------------------------------------------------------
                                 R A T I O S  /  S U P P L E M E N T A L  D A T A
                    -----------------------------------------------------------------------------
                                                                 Ratio to Average Net
                                              Ratio to Average  Assets Before Expenses
                                                Net Assets++       Waived or Assumed
                                            --------------------  --------------------
                                                             Net                   Net  Portfolio
                      Total     Net Assets            Investment            Investment   Turnover
                    Return*  End of Period   Expenses     Income  Expenses      Income       Rate
                        (%) (in thousands)        (%)        (%)        (%)        (%)        (%)
-------------------------------------------------------------------------------------------------
VIRGINIA FUND
-------------
Class A
-------
1996                   3.47        $21,047        .79       4.93       1.20       4.52         30
1997                   9.03         22,136        .80       4.78       1.16       4.42         10
1998                   5.69         23,423        .80       4.62       1.14       4.28         26
1999                  (2.62)        21,008        .80       4.90       1.17       4.53         36
2000                  11.46         23,606        .80       5.01       1.15       4.66         34
2001 (a)               2.23         29,864        .80+      4.52+      1.22+      4.10+        16

Class B
-------
1996                   2.66          1,166       1.59       4.13       2.00       3.72         30
1997                   8.19          1,390       1.60       3.98       1.96       3.62         10
1998                   4.76          1,484       1.60       3.82       1.94       3.48         26
1999                  (3.44)         1,059       1.60       4.10       1.97       3.73         36
2000                  10.64            899       1.60       4.21       1.95       3.86         34
2001 (a)               1.78          1,223       1.55+      3.77+      1.97+      3.35+        16
-------------------------------------------------------------------------------------------------



Independent Auditors' Report

To the Shareholders and Boards of Directors/Trustees of First Investors Tax-Exempt Money Market Fund, Inc.
First Investors Series Fund
First Investors Insured Tax Exempt Fund, Inc.
Executive Investors Trust
First Investors New York Insured Tax Free Fund, Inc.
and First Investors Multi-State Insured Tax Free Fund

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of First Investors Tax-Exempt Money Market Fund, Inc., First Investors Insured Intermediate Tax Exempt Fund (a series of First Investors Series Fund), First Investors Insured Tax Exempt Fund, Inc., First Investors Insured Tax Exempt Fund II (a series of Executive Investors Trust), First Investors New York Insured Tax Free Fund, Inc. and the seventeen Funds comprising First Investors Multi-State Insured Tax Free Fund, as of June 30, 2001, and the related statement of operations, the statement of changes in net assets and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation request, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors Tax-Exempt Money Market Fund, Inc., First Investors Insured Intermediate Tax Exempt Fund, First Investors Insured Tax Exempt Fund, Inc., First Investors Insured Tax Exempt Fund II, First Investors New York Insured Tax Free Fund, Inc. and the seventeen Funds comprising First Investors Multi-State Insured Tax Free Fund, at June 30, 2001, and the results of their operations, changes in their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

                                       Tait, Weller & Baker

Philadelphia, Pennsylvania
July 31, 2001



FIRST INVESTORS TAX EXEMPT FUNDS

Directors/Trustees
--------------------------------
James J. Coy (Emeritus)

Robert M. Grohol

Glenn O. Head

Kathryn S. Head

Larry R. Lavoie

Rex R. Reed

Herbert Rubinstein

James M. Srygley

John T. Sullivan

Robert F. Wentworth

Officers
--------------------------------
Glenn O. Head
President

Clark D. Wagner
Vice President
(All Funds except Tax-Exempt Money Market Fund)

Michael J. O'Keefe
Vice President
(Tax-Exempt Money Market Fund only)

Concetta Durso
Vice President and Secretary

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Carol Lerner Brown
Assistant Secretary



FIRST INVESTORS TAX EXEMPT FUNDS

Shareholder Information
--------------------------------
Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
48 Wall Street
New York, NY 10286

Transfer Agent
Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
Eight Penn Center Plaza
Philadelphia, PA 19103

The Tax-Exempt Money Market Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that the Fund will be able to do so or to achieve its investment objective. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.

It is the Funds' practice to mail only one copy of their annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Funds' prospectus.